As filed with the SEC on May 30, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of March 31, 2012 are attached.

Transamerica Partners Institutional Funds Group

Transamerica Institutional Asset Allocation Funds

Quarterly Schedules of Investments

March 31, 2012

Money Market Fund

Transamerica Partners Institutional Money Market

Bond Funds

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional High Yield Bond

Balanced Fund

Transamerica Partners Institutional Balanced

Stock Funds

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Stock Index

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional International Equity

The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Institutional Stock Index Fund is fully invested in the S&P 500 Stock Master Portfolio which is located in this report.

Asset Allocation Funds

Transamerica Institutional Asset Allocation – Short Horizon

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Transamerica Institutional Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Institutional Partners Funds Group.

Transamerica Institutional Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% ж
Domestic Equity - 8.6%
Transamerica Partners Institutional Large Growth	143,974	$1,133
Transamerica Partners Institutional Large Value	114,163	1,105
Transamerica Partners Institutional Small Core	67,173	731
Fixed Income - 89.1%
Transamerica Partners Institutional Core Bond	1,426,239	15,874
Transamerica Partners Institutional High Quality Bond	521,931	5,512
Transamerica Partners Institutional High Yield Bond	412,511	3,589
Transamerica Partners Institutional Inflation- Protected Securities	503,384	5,648
International Equity - 2.1%
Transamerica Partners Institutional International Equity	111,151	722
Money Market - 0.2%
Transamerica Partners Institutional Money Market ‡	6,833	69

Total Investment Companies (cost $31,494) Õ		34,383
Other Assets and Liabilities - Net		(3)

Net Assets		$34,380

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $31,494. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $2,889.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$34,383	$—	$—	$34,383

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	March 31, 2012 Form N-Q

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% ж
Domestic Equity - 25.0%
Transamerica Partners Institutional Large Growth	373,482	$2,939
Transamerica Partners Institutional Large Value	290,037	2,808
Transamerica Partners Institutional Mid Growth ‡	46,416	639
Transamerica Partners Institutional Mid Value	40,451	632
Transamerica Partners Institutional Small Core	58,630	638
Fixed Income - 67.6%
Transamerica Partners Institutional Core Bond	900,648	10,025
Transamerica Partners Institutional High Quality Bond	375,346	3,964
Transamerica Partners Institutional High Yield Bond	294,611	2,563
Transamerica Partners Institutional Inflation- Protected Securities	371,780	4,171
International Equity - 7.1%
Transamerica Partners Institutional International Equity	332,925	2,164
Money Market - 0.3%
Transamerica Partners Institutional Money Market ‡	9,256	93

Total Investment Companies (cost $26,617) Õ		30,636
Other Assets and Liabilities - Net		(3)

Net Assets		$30,633

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $26,617. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,019.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$30,636	$—	$—	$30,636

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	March 31, 2012 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% ж
Domestic Equity - 40.7%
Transamerica Partners Institutional Large Growth	3,429,611	$26,991
Transamerica Partners Institutional Large Value	2,564,529	24,825
Transamerica Partners Institutional Mid Growth ‡	412,120	5,675
Transamerica Partners Institutional Mid Value	383,561	5,995
Transamerica Partners Institutional Small Growth ‡	393,589	5,683
Transamerica Partners Institutional Small Value	406,964	6,080
Fixed Income - 47.6%
Transamerica Partners Institutional Core Bond	3,760,965	41,859
Transamerica Partners Institutional High Quality Bond	1,338,552	14,135
Transamerica Partners Institutional High Yield Bond	1,314,459	11,436
Transamerica Partners Institutional Inflation- Protected Securities	1,826,337	20,492
International Equity - 11.5%
Transamerica Partners Institutional International Equity	3,268,645	21,246
Money Market - 0.2%
Transamerica Partners Institutional Money Market ‡	36,724	370

Total Investment Companies (cost $149,291) Õ		184,787
Other Assets and Liabilities - Net		(15)

Net Assets		$184,772

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $149,291. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $35,496.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$184,787	$—	$—	$184,787

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	March 31, 2012 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% ж
Domestic Equity - 54.8%
Transamerica Partners Institutional Large Growth	2,827,374	$22,251
Transamerica Partners Institutional Large Value	2,093,975	20,270
Transamerica Partners Institutional Mid Growth ‡	427,447	5,886
Transamerica Partners Institutional Mid Value	372,922	5,829
Transamerica Partners Institutional Small Growth ‡	405,154	5,850
Transamerica Partners Institutional Small Value	387,813	5,794
Fixed Income - 28.5%
Transamerica Partners Institutional Core Bond	1,521,031	16,929
Transamerica Partners Institutional High Quality Bond	213,083	2,250
Transamerica Partners Institutional High Yield Bond	553,752	4,818
Transamerica Partners Institutional Inflation- Protected Securities	906,247	10,168
International Equity - 16.5%
Transamerica Partners Institutional International Equity	3,046,030	19,799
Money Market - 0.2%
Transamerica Partners Institutional Money Market ‡	23,865	240

Total Investment Companies (cost $93,832) Õ		120,084
Other Assets and Liabilities - Net		(9)

Net Assets		$120,075

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $93,832. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $26,252.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$120,084	$—	$—	$120,084

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	March 31, 2012 Form N-Q

Transamerica Institutional Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0% ж
Domestic Equity - 69.6%
Transamerica Partners Institutional Large Growth	1,690,944	$13,308
Transamerica Partners Institutional Large Value	1,163,436	11,262
Transamerica Partners Institutional Mid Growth ‡	263,464	3,628
Transamerica Partners Institutional Mid Value	230,964	3,610
Transamerica Partners Institutional Small Growth ‡	247,978	3,581
Transamerica Partners Institutional Small Value	242,066	3,616
Fixed Income - 9.0%
Transamerica Partners Institutional Core Bond	184,135	2,050
Transamerica Partners Institutional High Quality Bond	25,209	266
Transamerica Partners Institutional High Yield Bond	120,964	1,052
Transamerica Partners Institutional Inflation- Protected Securities	150,262	1,686
International Equity - 21.2%
Transamerica Partners Institutional International Equity	1,830,533	11,898
Money Market - 0.2%
Transamerica Partners Institutional Money Market ‡	11,143	112

Total Investment Companies (cost $41,653) Õ		56,069
Other Assets and Liabilities - Net		(4)

Net Assets		$56,065

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

ж	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.
‡	Non-income producing security.
Õ	Aggregate cost for federal income tax purposes is $41,653. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,417 and $1, respectively. Net unrealized appreciation for tax purposes is $14,416.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$56,069	$—	$—	$56,069

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	March 31, 2012 Form N-Q

Notes to Schedules of Investments

At March 31, 2012

(unaudited)

Transamerica Institutional Asset Allocation Funds (each a “Fund” and collectively, the “Funds”) is a non-diversified open-end management company as defined by the Investment Company Act of 1940, as amended. Each Fund invests all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). The following is a summary of significant accounting policies followed by the Funds.

Security valuations: All investments in securities are recorded at their estimated fair value. The value of any Fund’s investment in a corresponding fund of Funds Group II is valued at the net asset value per share of each fund determined at the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, each day the NYSE is open for business. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management Inc’s Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Investment company securities are valued at the net asset value of the underlying funds. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2012 is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

Transamerica Institutional Asset Allocation Funds	March 31, 2012 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲ - 20.9%
Commercial Banks - 7.1%
KFW
0.16%, 05/11/2012 - 144A	$18,700	$18,697
National Australia Bank
0.22%, 04/13/2012	7,850	7,851
National Australia Funding Delaware, Inc.
0.15%, 05/01/2012 - 144A	19,450	19,446
Royal Bank of Canada
0.13%, 04/19/2012	8,700	8,699
Svenska Handelsbanken, Inc.
0.30%, 05/21/2012 - 144A	11,250	11,245
Diversified Financial Services - 1.6%
Nordea North America, Inc.
0.18%, 05/23/2012	15,100	15,096
Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.
0.12%, 04/30/2012 - 144A	15,800	15,798
Household Products - 2.3%
Procter & Gamble Co.
0.10%, 05/07/2012 - 144A	12,950	12,948
0.15%, 06/05/2012 - 144A	8,750	8,748
Metals & Mining - 1.5%
BHP Billiton Finance USA, Ltd.
0.10%, 04/13/2012 - 144A	13,550	13,550
Pharmaceuticals - 6.7%
Johnson & Johnson
0.07%, 04/02/2012 - 144A	24,500	24,501
Novartis Securities Investment, Ltd.
0.11%, 04/12/2012 - 144A	19,350	19,349
Sanofi
0.10%, 04/13/2012 - 144A	18,000	17,999

Total Commercial Paper (cost $193,927)		193,927

CERTIFICATES OF DEPOSIT ▲ - 19.7%
Commercial Banks - 19.7%
Australia & New Zealand Banking Group, Ltd.
0.20%, 06/27/2012	14,250	14,253
Bank of Montreal
0.39%, 09/26/2012	11,100	11,100
Bank of Nova Scotia
0.18%, 04/13/2012	20,200	20,200
Barclays Bank PLC
0.16%, 04/09/2012	15,350	15,350
Commonwealth Bank of Australia
0.28%, 05/21/2012 - 144A	26,800	26,800
HSBC Bank PLC
0.31%, 09/24/2012 - 144A	22,650	22,650
Standard Chartered Bank
0.45%, 05/10/2012	18,000	18,000
Svenska Handelsbanken AB
0.41%, 04/09/2012	16,000	16,000
Toronto-Dominion Bank
0.13%, 04/16/2012	14,750	14,750
Westpac Banking Corp.
0.28%, 05/11/2012	23,400	23,400

Total Certificates of Deposit (cost $182,503)		182,503

CORPORATE DEBT SECURITIES - 6.9%
Commercial Banks - 2.5%
Royal Bank of Canada
1.32%, 06/11/2012 *	7,400	7,417
Wells Fargo & Co.
0.69%, 06/15/2012 *	15,500	15,519

	Principal (000’s)	Value (000’s)
Diversified Financial Services - 4.4%
JPMorgan Chase & Co.
0.70%, 06/15/2012 *	$28,050	$28,086
2.20%, 06/15/2012	13,100	13,157

Total Corporate Debt Securities (cost $64,179)		64,179

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION ▲ - 1.1%
Inter-American Development Bank
0.10%, 04/30/2012	10,150	10,149
Total Short-Term Foreign Government Obligation (cost $10,149)

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ▲ - 16.3%
Fannie Mae
0.03%, 04/02/2012	26,950	26,951
0.06%, 06/25/2012	11,150	11,148
0.07%, 06/18/2012	10,750	10,748
Freddie Mac
0.03%, 04/02/2012	14,000	14,000
0.05%, 05/01/2012	8,650	8,650
0.07%, 04/04/2012	15,700	15,700
0.09%, 05/16/2012	12,700	12,699
0.13%, 08/01/2012	10,400	10,395
0.14%, 04/18/2012	15,350	15,349
U.S. Treasury Bill
0.09%, 04/19/2012	13,000	12,999
0.15%, 09/13/2012	12,300	12,291

Total Short-Term U.S. Government Obligations (cost $150,930)		150,930

FOREIGN GOVERNMENT OBLIGATION - 1.9%
International Bank for Reconstruction & Development
0.80%, 07/13/2012	17,600	17,632
Total Foreign Government Obligation (cost $17,632)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.2%
Fannie Mae
0.23%, 07/26/2012 *	27,200	27,213
0.27%, 10/18/2012 *	7,550	7,556
Freddie Mac
0.18%, 05/01/2012 *	13,400	13,401
0.21%, 04/03/2012 *	27,500	27,500

Total U.S. Government Agency Obligations (cost $75,670)		75,670

U.S. GOVERNMENT OBLIGATIONS - 14.3%
U.S. Treasury Note
0.38%, 08/31/2012	12,950	12,962
0.63%, 06/30/2012 - 07/31/2012	64,050	64,150
1.00%, 04/30/2012	27,250	27,271
1.38%, 05/15/2012 - 09/15/2012	27,750	27,835

Total U.S. Government Obligations (cost $132,218)		132,218

REPURCHASE AGREEMENTS - 7.7%
Barclays Bank PLC
0.08% ▲, dated 03/30/2012, to be repurchased at $18,200 on 04/02/2012. Collateralized by a U.S. Government Obligation, 1.50%, due 06/30/2016, with a value of $18,564.	18,200	18,200

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG 0.10% , dated 03/30/2012, to be repurchased at $7,000 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 1.63%, due 10/26/2015, with a value of $7,140.	$7,000	$7,000
Goldman Sachs 0.08% , dated 03/30/2012, to be repurchased at $19,400 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 0.63%, due 12/28/2012, with a value of $19,788.	19,400	19,400
HSBC Bank USA 0.10% , dated 03/30/2012, to be repurchased at $14,390 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 0.55% - 1.75%, due 12/14/2012 - 12/27/2013, with a total value of $14,680.	14,390	14,390
JPMorgan Chase & Co. 0.05% , dated 03/30/2012, to be repurchased at $12,100 on 04/02/2012. Collateralized by a U.S. Government Obligation, 1.75%, due 01/31/2014, with a value of $12,345.	12,100	12,100
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $18 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $20.	18	18
Total Repurchase Agreements (cost $71,108)		71,108

Total Investment Securities (cost $898,316) P		898,316
Other Assets and Liabilities – Net		27,661

Net Assets		$925,977

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

*	Floating or variable rate note. Rate is listed as of 03/30/2012.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $898,316.

DEFINITION (all amounts in thousands):
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $211,731, or 22.87%, of the fund’s net assets.
VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 – Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Certificates of Deposit	$—	$182,503	$—	$182,503
Commercial Paper	—	193,927	—	193,927
Corporate Debt Securities	—	64,179	—	64,179
Foreign Government Obligations	—	17,632	—	17,632
Repurchase Agreements	—	71,108	—	71,108
Short-Term Foreign Government Obligation	—	10,149	—	10,149
Short-Term U.S. Government Obligations	—	150,930	—	150,930
U.S. Government Agency Obligations	—	75,670	—	75,670
U.S. Government Obligations	—	132,218	—	132,218

Total	$—	$898,316	$—	$898,316

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 3.9%
U.S. Treasury Note
0.13%, 12/31/2013	$500	$498
0.25%, 01/31/2014	10,000	9,986
0.25%, 02/28/2014 ^	6,000	5,991

Total U.S. Government Obligations (cost $16,467)		16,475

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
Fannie Mae
2.50%, 05/15/2014	950	992
4.00%, 07/25/2033	11	11
5.50%, 12/01/2022	637	700
6.00%, 07/01/2014 - 09/01/2014	114	118
Freddie Mac
1.00%, 03/27/2013	5,000	5,037
3.38%, 03/15/2018	1,569	1,619
4.00%, 09/15/2017	218	221
5.50%, 04/01/2017	226	245
6.00%, 10/15/2021	507	515
6.50%, 02/01/2013 - 04/01/2013	21	22
Ginnie Mae
5.59%, 11/20/2059	4,091	4,555
5.65%, 06/20/2059	4,935	5,516
5.75%, 12/15/2022	673	754

Total U.S. Government Agency Obligations (cost $19,884)		20,305

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Province of Ontario Canada
2.30%, 05/10/2016 ^	4,795	4,966
Province of Quebec Canada
4.88%, 05/05/2014 ^	3,650	3,970

Total Foreign Government Obligations (cost $8,860)		8,936

MORTGAGE-BACKED SECURITIES - 19.1%
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000	3,155
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	2,425	2,432
Series 2005-LP5, Class A2
4.63%, 05/10/2043	456	456
Series 2006-C8, Class A3
5.31%, 12/10/2046	5,690	5,905
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	4,050	4,078
Community Program Loan Trust
Series 1987-A, Class A4
4.50%, 10/01/2018	164	164
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A2
5.59%, 09/15/2040	2,720	2,742
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	2,869	2,912

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	$4,398	$4,675
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400	1,497
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.31%, 08/10/2042	413	413
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4
4.96%, 08/10/2038	3,348	3,391
Series 2006-GG6, Class A2
5.51%, 04/10/2038 *	491	498
Series 2006-GG6, Class AAB
5.59%, 04/10/2038 *	3,552	3,791
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	4,318	4,571
Series 2007-GG10, Class AAB
5.79%, 08/10/2045 *	5,010	5,325
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class A2
5.86%, 04/15/2045 *	240	240
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000	7,373
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	4,532	4,561
Series 2005-C7, Class A2
5.10%, 11/15/2030	482	482
Series 2006-C4, Class AAB
5.84%, 06/15/2032 *	3,381	3,604
Series 2006-C7, Class A2
5.30%, 11/15/2038	1,418	1,420
Series 2007-C2, Class A2
5.30%, 02/15/2040	788	788
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	913	915
Series 2006-C1, Class A2
5.62%, 05/12/2039 *	443	457
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-8, Class A2
5.93%, 08/12/2049 *	1,773	1,896
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 *	1,250	1,282
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A3
4.61%, 12/15/2035	538	544
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,752	1,781
Series 2007-C30, Class APB
5.29%, 12/15/2043	5,000	5,230
Series 2007-C33, Class A3
5.90%, 02/15/2051 *	4,300	4,534

Total Mortgage-Backed Securities (cost $80,050)		81,112

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES - 28.8%
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	$1,000	$1,066
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000	2,062
BMW Vehicle Owner Trust
Series 2010-A, Class A4
2.10%, 10/25/2016	4,000	4,073
Capital One Multi-Asset Execution Trust
Series 2008-A3, Class A3
5.05%, 02/15/2016	4,750	4,970
CarMax Auto Owner Trust
Series 2010-2, Class A3
1.41%, 02/16/2015	3,566	3,585
CenterPoint Energy Transition Bond Co., LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	3,105	3,166
Chase Funding Mortgage Loan Asset-Backed
Certificates
Series 2003-4, Class 1A6
4.43%, 10/25/2014 *	991	991
Citibank Credit Card Issuance Trust
Series 2009-A4, Class A4
4.90%, 06/23/2016	2,100	2,293
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.34%, 05/16/2016 - 144A * ^	2,850	2,857
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	1,355	1,377
Series 2009-C, Class A4
3.00%, 08/17/2015	2,627	2,667
Series 2009-C, Class B
4.98%, 04/15/2016	500	517
Series 2010-A, Class B
4.04%, 09/15/2016	2,175	2,234
Series 2010-B, Class A4
1.74%, 01/17/2017	4,400	4,466
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495	3,487
Discover Card Master Trust
Series 2008-A4, Class A4
5.65%, 12/15/2015 ^	4,500	4,779
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	1,391	1,422
Ford Credit Auto Owner Trust
Series 2010-A, Class A3
1.32%, 06/15/2014	1,472	1,477
Series 2010-B, Class A4
1.58%, 09/15/2015	2,725	2,766
Series 2010-B, Class B
2.54%, 02/15/2016	5,500	5,706
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1
1.50%, 09/15/2015	2,000	2,018

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
GE Capital Credit Card Master Note Trust
Series 2010-3, Class A
2.21%, 06/15/2016	$3,000	$3,058
Series 2012-1, Class A
1.03%, 01/15/2018	4,400	4,419
GE Equipment Midticket LLC
Series 2009-1, Class A4
3.13%, 11/16/2020	4,106	4,146
GE Equipment Transportation LLC
Series 2011-1, Class A4
1.33%, 05/20/2019	1,000	1,005
Honda Auto Receivables Owner Trust
Series 2009-2, Class A4
4.43%, 08/15/2012	2,405	2,436
Series 2010-1, Class A3
1.25%, 10/21/2013	911	913
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000	2,012
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500	1,508
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	2,000	2,038
Series 2011-A, Class A4
1.78%, 12/15/2015	3,000	3,059
Macquarie Equipment Funding Trust
Series 2011-A, Class A3
1.91%, 04/20/2017 - 144A	1,800	1,821
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4
4.40%, 03/15/2015	921	946
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1
4.45%, 08/15/2016	1,100	1,170
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	1,084	1,090
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	5,385	5,565
Series 2011-AA, Class A3
1.27%, 09/15/2015 - 144A	1,350	1,353
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
1.01%, 10/26/2020 *	1,280	1,241
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013 - 144A	2,732	2,801
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/2013	1,933	1,938
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	1,005	1,022
Series 2010-1, Class A3
1.30%, 06/16/2014	990	992

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	$1,870	$1,900
Series 2011-1, Class A3
1.22%, 06/22/2015	3,250	3,277
World Financial Network Credit Card Master Trust
Series 2009-B, Class A
3.79%, 05/15/2016	2,450	2,472
Series 2009-D, Class A
4.66%, 05/15/2017	1,250	1,310
Series 2010-A, Class A
3.96%, 04/15/2019	4,750	5,127
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 09/15/2013	2,200	2,238
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3
1.49%, 10/15/2014	3,750	3,777

Total Asset-Backed Securities (cost $122,066)		122,613

CORPORATE DEBT SECURITIES - 38.5%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320	1,343
Beverages - 3.1%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013 ^	4,700	4,786
Bottling Group LLC
6.95%, 03/15/2014	4,210	4,720
Diageo Finance BV
5.50%, 04/01/2013	3,320	3,482
Capital Markets - 3.1%
Credit Suisse
5.50%, 05/01/2014	4,230	4,536
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	3,005	3,004
Morgan Stanley
0.88%, 01/09/2014 *	6,100	5,801
Chemicals - 0.7%
Airgas, Inc.
4.50%, 09/15/2014 ^	2,591	2,775
Commercial Banks - 4.8%
Bank of Nova Scotia
1.62%, 01/12/2015 *	3,875	3,932
2.55%, 01/12/2017	3,460	3,547
KFW
1.00%, 01/12/2015	1,250	1,259
PNC Funding Corp.
2.70%, 09/19/2016 ^	4,175	4,302
Wells Fargo Bank NA -Series AI
4.75%, 02/09/2015	5,000	5,364
Westpac Banking Corp.
2.25%, 11/19/2012	2,355	2,380
Consumer Finance - 3.7%
American Express Credit Corp.
1.32%, 06/24/2014 * ^	4,345	4,331
2.38%, 03/24/2017	3,305	3,310

	Principal (000’s)	Value (000’s)
Consumer Finance (continued)
Capital One Financial Corp.
2.13%, 07/15/2014	$2,195	$2,208
Caterpillar Financial Services Corp.
1.38%, 05/20/2014	1,410	1,431
HSBC Finance Corp.
6.38%, 11/27/2012	1,750	1,808
John Deere Capital Corp.
5.25%, 10/01/2012	2,875	2,945
Diversified Consumer Services - 1.6%
Yale University
2.90%, 10/15/2014	6,250	6,607
Diversified Financial Services - 7.4%
Bank of America Corp.
4.90%, 05/01/2013 ^	3,025	3,115
Citigroup, Inc.
5.50%, 10/15/2014	4,625	4,962
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,410
FUEL Trust
3.98%, 06/15/2016 - 144A	1,750	1,776
4.21%, 04/15/2016 - 144A	2,060	2,114
General Electric Capital Corp.
2.10%, 01/07/2014 ^	5,700	5,819
5.90%, 05/13/2014	2,000	2,198
JPMorgan Chase & Co.
3.45%, 03/01/2016	5,610	5,850
NYSE Euronext
4.80%, 06/28/2013	3,670	3,846
Diversified Telecommunication Services - 1.5%
AT&T, Inc.
4.95%, 01/15/2013	6,375	6,591
Electric Utilities - 1.6%
Hydro Quebec
2.00%, 06/30/2016	4,160	4,279
Public Service Electric & Gas Co.
5.13%, 09/01/2012	2,365	2,408
Food & Staples Retailing - 0.3%
CVS Caremark Corp.
3.25%, 05/18/2015	1,100	1,166
Household Products - 0.9%
Procter & Gamble Co.
1.38%, 08/01/2012 ^	3,870	3,880
Insurance - 3.4%
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465	2,626
Metropolitan Life Global Funding I
2.50%, 09/29/2015 - 144A	7,285	7,505
5.13%, 06/10/2014 - 144A	430	467
New York Life Global Funding
5.38%, 09/15/2013 - 144A	3,745	3,992
Machinery - 0.6%
Caterpillar, Inc.
1.38%, 05/27/2014	2,365	2,403
Media - 0.7%
Comcast Corp.
5.30%, 01/15/2014 ^	2,600	2,797
Office Electronics - 0.8%
Xerox Corp.
8.25%, 05/15/2014	3,005	3,393

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels - 1.8%
Shell International Finance BV
4.00%, 03/21/2014	$4,025	$4,295
Total Capital Canada, Ltd.
1.63%, 01/28/2014 ^	3,460	3,475
Pharmaceuticals - 0.5%
Novartis Capital Corp.
4.13%, 02/10/2014	2,015	2,146
Real Estate Investment Trusts - 0.2%
Boston Properties, LP
6.25%, 01/15/2013	776	806
Wireless Telecommunication Services - 1.5%
ALLTEL Corp.
7.00%, 07/01/2012	6,150	6,246

Total Corporate Debt Securities (cost $161,031)		164,436

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.31% ▲	33,232,198	33,232
Total Securities Lending Collateral (cost $33,232)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $9,955 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $10,157.	$9,955	9,955
Total Repurchase Agreement (cost $9,955)

Total Investment Securities (cost $451,545) P		457,064
Other Assets and Liabilities - Net		(31,289)

Net Assets		$425,775

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $32,552.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $2,801, or 0.66%, of the portfolio’s net assets.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $451,545. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,899 and $1,380, respectively. Net unrealized appreciation for tax purposes is $5,519.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $50,173, or 11.78%, of the fund’s net assets.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$122,613	$—	$122,613
Corporate Debt Securities	—	164,436	—	164,436
Foreign Government Obligations	—	8,936	—	8,936
Mortgage-Backed Securities	—	81,112	—	81,112
Repurchase Agreement	—	9,955	—	9,955
Securities Lending Collateral	33,232	—	—	33,232
U.S. Government Agency Obligations	—	20,305	—	20,305
U.S. Government Obligations	—	16,475	—	16,475

Total	$33,232	$423,832	$—	$457,064

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 96.7%
U.S. Treasury Bond
3.13%, 11/15/2041 - 02/15/2042	$4,595	$4,407
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	7,957	7,585
1.75%, 01/15/2028	10,670	12,725
2.00%, 01/15/2026	3,648	4,470
2.13%, 02/15/2040 - 02/15/2041	21,046	27,717
2.38%, 01/15/2025 - 01/15/2027	24,622	31,387
2.50%, 01/15/2029	6,106	8,059
3.38%, 04/15/2032	1,259	1,917
3.63%, 04/15/2028	10,305	15,205
3.88%, 04/15/2029	12,171	18,750
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016	41,221	43,539
0.13%, 01/15/2022 ^	10,497	10,747
0.50%, 04/15/2015	19,605	20,783
0.63%, 04/15/2013 - 07/15/2021	13,942	15,071
1.13%, 01/15/2021	2,957	3,329
1.25%, 04/15/2014 a	10,804	11,459
1.38%, 07/15/2018	1,198	1,372
1.38%, 01/15/2020 g	9,800	11,256
1.63%, 01/15/2015 - 01/15/2018	4,889	5,564
1.88%, 07/15/2013 - 07/15/2015	19,356	20,709
1.88%, 07/15/2019 g	3,502	4,162
2.00%, 04/15/2012 - 01/15/2016	21,662	23,392
2.13%, 01/15/2019	5,114	6,120
2.38%, 01/15/2017 g	522	612
2.50%, 07/15/2016	12,257	14,311
2.63%, 07/15/2017	607	730
3.00%, 07/15/2012	15,628	15,979
U.S. Treasury Note
2.00%, 04/30/2016	1,610	1,687

Total U.S. Government Obligations (cost $326,765)		343,044

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Deutsche Bundesrepublik Inflation Linked Bond
1.75%, 04/15/2020	EUR4,636	7,228
European Financial Stability Facility
0.40%, 03/12/2013	87	115
1.00%, 03/12/2014	87	115
European Financial Stability Facility Treasury Bill
0.45%, 09/12/2012 	16	21
Hellenic Republic Government Bond
0.00%, 10/15/2042 *	366	3
2.00%, 02/24/2023 - 02/24/2042 *	366	101
International Bank for Reconstruction &
Development CPI
2.09%, 12/10/2013 *	$315	313

Total Foreign Government Obligations (cost $7,730)		7,896

MORTGAGE-BACKED SECURITY - 0.0% ¥
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041	154	155
Total Mortgage-Backed Security (cost $147)

	Principal (000’s)	Value (000’s)
STRUCTURED NOTES DEBT - 0.5%
Consumer Finance - 0.3%
SLM Corp. CPI
4.23%, 01/31/2014 *	$900	$929
Diversified Financial Services - 0.2%
Bear Stearns Cos., LLC CPI
5.37%, 03/10/2014 *	649	674

Total Structured Notes Debt (cost $1,484)		1,603

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.1%
Call Options - 0.1%
30-Year U.S. Treasury Note Future	$59	14
Call Strike $145.00
Expires 05/25/2012
Euro	EUR2,670	16
Call Strike $1.38
Expires 06/11/2012
Euro	2,670	4
Call Strike $1.42
Expires 06/11/2012
USD vs. JPY	$3,385	68
Call Strike $81.00
Expires 04/19/2012
USD vs. JPY	3,560	109
Call Strike $80.00
Expires 04/30/2012
USD vs. JPY	3,385	26
Call Strike $84.00
Expires 05/22/2012
USD vs. JPY	3,560	42
Call Strike $83.00
Expires 05/22/2012
USD vs. JPY	3,560	18
Call Strike $85.00
Expires 05/22/2012
USD vs. JPY	3,385	11
Call Strike $86.00
Expires 05/22/2012
USD vs. JPY	3,565	16
Call Strike $100.00
Expires 03/28/2013

Total Purchased Options (cost $319)		324

PURCHASED SWAPTIONS - 0.3%
Call Options - 0.3%
If exercised the Series receives 4.39%,and pays floating 3 month LIBOR, European Style	5,000	913
Expires 05/08/2012
Put Options - 0.0% ¥
If exercised the Series receives floating 3 month LIBOR, and pays 2.60%, European Style	4,400	80
Expires 09/19/2012

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Notional Amount (000’s)	Value (000’s)
PURCHASED SWAPTIONS (continued)
Put Options (continued)
If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style	$3,600	$52
Expires 09/19/2013
If exercised the Series receives floating 3 month LIBOR, and pays 4.39%, European Style	5,000	♦
Expires 05/08/2012

Total Purchased Swaptions (cost $789)		1,045

	Shares (000’s)	Value (000’s)
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	1,839,200	1,839
Total Securities Lending Collateral (cost $1,839)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $497 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $509.	$497	497
Total Repurchase Agreement (cost $497)

Total Investment Securities (cost $339,570) P		356,403
Other Assets and Liabilities - Net		(1,514)

Net Assets		$354,889

	Notional Amount (000’s)		Value (000’s)
WRITTEN OPTIONS - (0.1%)
Call Options - (0.1%)
Euro	EUR	(2,670)	$(58)
Call Strike $1.34
Expires 06/11/2012
Euro		(2,670)	(16)
Call Strike $1.38
Expires 06/11/2012
Euro		(2,670)	(4)
Call Strike $1.42
Expires 06/11/2012
USD vs. JPY		$(3,560)	(42)
Call Strike $83.00
Expires 05/22/2012
USD vs. JPY		(3,385)	(26)
Call Strike $84.00
Expires 05/22/2012
USD vs. JPY		(3,385)	(68)
Call Strike $81.00
Expires 04/19/2012
USD vs. JPY		(3,560)	(110)
Call Strike $80.00
Expires 04/30/2012
Put Options - 0.0% ¥
30-Year U.S. Treasury Note Future		(59)	(114)
Put Strike $137.00
Expires 05/25/2012

Total Written Options (premiums: $(475))			(438)

WRITTEN SWAPTIONS: p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Receive	2.15%	09/09/2013	$(3,600)	$(81)	$(54)
Call - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Receive	4.78	02/25/2014	(4,000)	(234)	(689)
Put - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Pay	1.60	07/25/2012	(13,500)	(51)	(64)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	1.75	09/04/2012	(8,500)	(36)	(41)
Put - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Pay	2.00	12/13/2012	(11,300)	(111)	(70)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	2.85	09/19/2012	(4,400)	(74)	(50)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	4.78	02/25/2014	(4,000)	(233)	(46)

							$(820)	$(1,014)

The notes are an integral part of this report.	March 31, 2012 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

SWAP AGREEMENTS: p

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)		Premiums Paid (000’s)		Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	0.47%	09/23/2016	DUB	USD	$400	$	♦	$	♦	$	♦
6-Month EURIBOR	1.00	03/14/2014	DUB	EUR	22,100		(89)		♦		(89)
U.S. CPI Urban Consumers NAS	1.00	10/25/2020	MSC	USD	2,495		(35)		♦		(35)
U.S. CPI Urban Consumers NAS	1.00	06/23/2021	DUB	USD	4,345		69		♦		69

							$(55)	$	♦		$(55)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (000’s)		Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	2.05%	02/16/2022	DUB	USD	$6,000	$125	$	♦	$125
3-Month USD-LIBOR	2.13	03/05/2022	DUB	USD	3,900	55		♦	55
3-Month USD-LIBOR	2.42	03/21/2022	DUB	USD	2,200	(26)		♦	(26)
3-Month USD-LIBOR	2.85	03/05/2042	DUB	USD	1,000	39		♦	39
U.S. CPI Urban Consumers NAS	1.84	10/25/2015	MSC	USD	4,730	128		♦	128

						$321	$	♦	$321

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Long	303	06/20/2012	$(119)
2-Year U.S. Treasury Note	Short	(77)	06/29/2012	12
30-Year U.S. Treasury Bond	Short	(184)	06/20/2012	636
3-Month EURIBOR	Long	117	09/15/2014	(4)
5-Year U.S. Treasury Note	Long	164	06/29/2012	(19)
German Euro BOBL	Short	(81)	06/07/2012	(22)
German Euro BOBL	Short	(198)	06/07/2012	6
U.K. Long Gilt Bond	Short	(20)	06/27/2012	(10)
Ultra Long U.S. Treasury Bond	Short	(81)	06/20/2012	444

				$924

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Euro	DUB	(1,805)	04/18/2012	$(2,361)	$(47)
Euro	CITI	(766)	04/18/2012	(984)	(38)
Euro	UBS	2,715	04/18/2012	3,565	56
Euro	DUB	800	04/18/2012	1,059	8
Euro	RBS	(2,600)	04/18/2012	(3,502)	34
Euro	UBS	(1,760)	04/18/2012	(2,316)	(31)
Euro	UBS	(1,830)	04/18/2012	(2,391)	(50)
Japanese Yen	CITI	(423,053)	06/05/2012	(5,216)	102
Japanese Yen	CITI	203,785	06/05/2012	2,436	27

					$61

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$(97)	$(714)	$(811)
DUB	(692)	707	15
MSC	93	—	93
RBS	34	—	34
UBS	(25)	—	(25)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $1,802.
g	A portion of these securities in the amount of $1,382 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
a	A portion of this security in the amount of $707 has been segregated as collateral with the broker for open swaps contracts and/or written swaptions.
p	Securities with an aggregate market value of $714 have been pledged by the broker as collateral for open swap contracts and/or written swaptions.
	Rate shown reflects the yield at 03/30/2012.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
¥	Percentage rounds to less than 0.1%.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $(14), or less than (0.01)%, of the portfolio’s net assets.
P	Aggregate cost for federal income tax purposes is $339,570. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,012 and $1,179, respectively. Net unrealized appreciation for tax purposes is $16,833.
♦	Amount is less than 1.

DEFINITIONS:

CITI	Citibank N.A.
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OTC	Over the Counter
RBS	Royal Bank of Scotland Group
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Foreign Government Obligations	$—	$7,896	$—	$7,896
Mortgage-Backed Securities	—	155	—	155
Purchased Options	—	324	—	324
Purchased Swaptions	—	1,045	—	1,045
Repurchase Agreement	—	497	—	497
Securities Lending Collateral	1,839	—	—	1,839
Structured Notes Debt	—	1,603	—	1,603
U.S. Government Obligations	—	343,044	—	343,044
Total	$1,839	$354,564	$—	$356,403

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Written Options	$—	$(438)	$—	$(438)
Written Swaptions	—	(1,014)	—	(1,014)
Total	$—	$(1,452)	$—	$(1,452)

Other Financial Instruments ~~F~~	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$1,098	$—	$—	$1,098
Futures Contracts - Depreciation	(174)	—	—	(174)
Forward Foreign Currency Contracts - Appreciation	—	227	—	227
Forward Foreign Currency Contracts - Depreciation	—	(166)	—	(166)
Interest Rate Swaps - Appreciation	—	416	—	416
Interest Rate Swaps - Depreciation	—	(150)	—	(150)
Total	$924	$327	$—	$1,251

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
~~F~~	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 12.9%
U.S. Treasury Bond
3.13%, 11/15/2041 g a	$66,475	$63,764
3.13%, 02/15/2042	5,329	5,108
4.38%, 05/15/2041	300	361
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	6,203	5,912
2.13%, 02/15/2041	6,695	8,828
U.S. Treasury Note
0.25%, 01/31/2014 a	6,340	6,331
0.25%, 02/15/2015 ^	6,815	6,766
0.38%, 03/15/2015	9,775	9,738
0.88%, 02/28/2017 ^ a	3,660	3,634
1.00%, 03/31/2017	405	404
1.38%, 02/28/2019 ^	24,000	23,659
2.00%, 02/15/2022 ^	66,509	65,231

Total U.S. Government Obligations (cost $203,884)		199,736

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.0%
Fannie Mae
2.06%, 01/01/2035 *	55	58
2.18%, 08/01/2034 *	27	28
2.57%, 08/01/2035	151	161
2.68%, 10/09/2019 	5,460	4,222
3.09%, 03/01/2041 *	1,528	1,596
3.15%, 03/01/2041 *	1,953	2,033
3.31%, 12/01/2040 *	3,413	3,586
3.50%, 11/01/2026 - 04/01/2042	27,963	29,034
4.00%, 02/01/2025 - 12/01/2041	74,841	79,212
4.50%, 01/01/2041 - 06/01/2041	103,947	110,840
4.63%, 05/01/2013	10,200	10,647
5.00%, 09/01/2033 - 12/01/2035	26,020	28,169
5.25%, 08/01/2012	5,040	5,120
5.50%, 07/01/2014 - 08/01/2037	10,762	11,808
5.78%, 08/01/2037 *	14	15
6.00%, 02/01/2034 - 10/01/2040	44,052	48,952
6.50%, 09/01/2037 - 10/01/2039	15,918	17,881
7.00%, 01/01/2015 - 09/01/2016	97	104
Fannie Mae, TBA
3.50%	600	625
4.50%	30,900	33,073
5.00%	10,200	11,018
5.50%	24,200	26,367
6.00%	16,700	18,385
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	900	1,057
Freddie Mac
2.34%, 02/01/2037 *	69	73
2.37%, 04/01/2037 *	316	338
2.63%, 12/01/2034	36	39
2.87%, 12/25/2021	7,850	7,873
3.05%, 02/01/2041 *	2,407	2,514
3.97%, 01/25/2021 *	3,740	4,073
4.02%, 11/25/2044 - 144A *	680	610
4.76%, 09/01/2035 *	3,827	4,047
5.37%, 05/01/2037 *	172	181
5.50%, 06/15/2015 - 12/01/2016	2,705	2,882
5.55%, 01/01/2038 *	841	901
5.63%, 06/13/2016	9,195	10,463
5.88%, 05/01/2037 *	162	170

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
5.97%, 09/01/2037 *	$173	$188
6.00%, 09/01/2013 - 05/01/2031	1,624	1,811
Freddie Mac, IO
1.60%, 10/25/2018 *	10,667	936
Freddie Mac, TBA
4.50%	1,400	1,482
5.00%	20,400	21,929
5.50%	100	109
Ginnie Mae
6.50%, 12/20/2031	43	49
Ginnie Mae, TBA
4.00%	13,800	14,809
4.50%	25,500	27,743
5.00%	27,500	30,370
5.50%	12,500	13,969
6.00%	11,700	13,203
Resolution Funding Corp., Interest STRIPS
2.23%, 07/15/2018 	1,200	1,072
2.30%, 10/15/2018 	1,200	1,063
Tennessee Valley Authority
5.25%, 09/15/2039	7,500	8,993
5.98%, 04/01/2036	440	572
U.S. Small Business Administration
4.50%, 02/01/2014	349	360

Total U.S. Government Agency Obligations (cost $608,936)		616,813

FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
Italy Buoni Poliennali Del Tesoro
5.00%, 03/01/2022	EUR6,800	8,981
Poland Government International Bond
5.00%, 03/23/2022	$1,200	1,265
5.13%, 04/21/2021	1,465	1,565
Republic of Brazil
7.13%, 01/20/2037	670	920
Republic of Peru
6.55%, 03/14/2037	380	484
Republic of Poland
6.38%, 07/15/2019	490	570
Republic of South Africa
5.50%, 03/09/2020	1,185	1,321
Republic of Turkey
5.63%, 03/30/2021	1,275	1,330
7.00%, 03/11/2019	1,010	1,154
Russian Federation
7.50%, 03/31/2030	6,108	7,307
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022 - 144A	800	804
South Africa Government International Bond
4.67%, 01/17/2024	1,060	1,084
Turkey Government International Bond
6.25%, 09/26/2022	1,670	1,795
United Mexican States
5.13%, 01/15/2020	3,605	4,137
5.63%, 01/15/2017	1,693	1,958

Total Foreign Government Obligations (cost $33,360)		34,675

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES - 11.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.08%, 02/25/2035 *	$28	$27
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.43%, 09/25/2046 *	1,167	663
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.66%, 03/20/2035 *	413	379
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.99%, 11/15/2015 - 144A *	5,479	5,123
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A *	3,510	3,722
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.12%, 07/11/2043	1,259	1,260
Series 2006-5, Class AM
5.45%, 09/10/2047	525	508
Series 2007-3, Class A2
5.63%, 06/10/2049 *	1,209	1,228
Series 2007-3, Class A4
5.63%, 06/10/2049 *	4,240	4,708
Banc of America Re-REMIC Trust
Series 2011-07C1, Class A3A
5.38%, 11/15/2016 - 144A	1,000	1,070
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.37%, 11/25/2034 *	2,100	1,955
Series 2005-1, Class 4A1
5.27%, 03/25/2035 *	2,307	2,209
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.89%, 11/25/2034 *	135	104
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 *	610	634
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.45%, 12/25/2046 *	1,172	242
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.55%, 08/25/2035 *	1,960	943
Series 2005-36, Class 3A1
2.73%, 08/25/2035 *	207	144
Series 2005-38, Class A3
0.59%, 09/25/2035 *	509	310
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	4,358	3,309
Series 2005-51, Class 3A3A
0.56%, 11/20/2035 *	1,684	980
Series 2005-59, Class 1A1
0.57%, 11/20/2035 *	257	147
Series 2006-OA21, Class A1
0.43%, 03/20/2047 *	4,696	2,516
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	3,187	2,011

	Principal (000’s)		Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2003-60, Class 1A1
3.17%, 02/25/2034 *	$239		$212
Series 2004-23, Class A
2.55%, 11/25/2034 *	124		72
Series 2004-R2, Class 1AF1
0.66%, 11/25/2034 - 144A *	65		51
Series 2005-3, Class 1A2
0.53%, 04/25/2035 *	359		232
Series 2006-OA5, Class 2A1
0.44%, 04/25/2036 *	1,956		1,104
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class A5
3.94%, 05/15/2038	13,675		13,947
Series 2004-AR5, Class 7A2
2.57%, 06/25/2034 *	483		465
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2
5.45%, 01/15/2049 *	766		778
Series 2011-4R, Class 5A1
5.21%, 05/27/2036 - 144A *	4,352		4,131
DBRR Trust
Series 2011-C32, Class A3A
5.74%, 06/17/2049 - 144A *	1,500		1,669
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2006-OA1, Class A1
0.44%, 02/25/2047 *	2,938		1,751
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A3
5.25%, 06/26/2035 - 144A *	1,270		1,234
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	6,121		6,189
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	835		845
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	360		364
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.61%, 02/25/2037 *	475		253
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AM
5.29%, 11/10/2045 *	920		939
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.61%, 12/19/2033 *	35		34
Series 2005-AR1, Class 3A
3.23%, 03/18/2035 *	136		120
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.35%, 09/25/2046 *		♦		♦
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A3
4.57%, 08/10/2042	11,200		11,510
Series 2006-GG7, Class AJ
5.88%, 07/10/2038 *	1,270		1,082
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175		3,443

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II (continued)
Series 2007-GG10, Class A4
5.79%, 08/10/2045 *	$3,430	$3,806
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.76%, 01/25/2035 *	2,757	2,399
Harborview Mortgage Loan Trust
Series 2006-11, Class A1A
0.41%, 12/19/2036 *	5,892	3,182
Impac CMB Trust
Series 2004-6, Class 1A1
1.04%, 10/25/2034 *	70	56
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.49%, 09/25/2036 *	2,309	1,745
Series 2007-AR7, Class 1A1
5.65%, 09/25/2037 *	703	562
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.54%, 07/25/2035 *	1,650	1,136
Series 2007-AR15, Class 2A1
4.91%, 08/25/2037 *	1,281	878
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,437	1,494
Series 2004-LN2, Class A2
5.12%, 07/15/2041	3,470	3,698
Series 2006-CB14, Class AM
5.45%, 12/12/2044 *	1,420	1,462
Series 2007-CB18, Class A3
5.45%, 06/12/2047	3,549	3,725
Series 2007-LD11, Class ASB
5.82%, 06/15/2049 *	1,946	2,086
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.76%, 02/25/2034 *	333	334
Series 2004-A3, Class 1A1
2.54%, 07/25/2034 *	103	105
Series 2006-A2, Class 5A1
2.65%, 11/25/2033 *	217	217
Series 2006-S2, Class 2A2
5.88%, 06/25/2021	551	537
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	1,405	1,286
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	460	426
Series 2007-S1, Class 2A22
5.75%, 03/25/2037	1,619	1,246
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	7,366	7,412
Series 2006-C4, Class AM
5.89%, 06/15/2038 *	660	700
Series 2006-C7, Class AM
5.38%, 11/15/2038	660	662
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658	10,679
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	2,355	2,663
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	3,190	3,614

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.75%, 11/25/2035 - 144A *	$886	$490
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
2.58%, 02/25/2034 *	437	424
Series 2004-A3, Class 4A3
5.01%, 05/25/2034 *	309	309
Series 2005-A3, Class A1
0.51%, 04/25/2035 *	90	71
Series 2005-A4, Class 2A2
2.74%, 07/25/2035 *	423	353
Series 2005-A5, Class A3
2.64%, 06/25/2035 *	400	302
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.88%, 10/25/2028 *	99	89
Morgan Stanley Capital I
Series 1998-WF2, Class G
6.34%, 01/15/2013 - 144A *	2,410	2,537
Series 2007-IQ15, Class A2
5.84%, 06/11/2049 *	2,200	2,214
Morgan Stanley Capital I, IO
Series 2012-C4, Class XA
2.90%, 03/15/2045 - 144A *	18,285	2,811
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.73%, 10/25/2034 *	362	314
Series 2006-3AR, Class 2A3
2.76%, 03/25/2036 *	794	441
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	3,151	3,151
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	4,134	4,155
Nomura Asset Acceptance Corp.
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A *	153	150
Prime Mortgage Trust
Series 2006-DR1, Class 2A1
5.50%, 05/25/2035 - 144A	4,449	3,831
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	804	637
RBSCF Trust
Series 2010-RR3, Class WBTA
5.90%, 04/16/2017 - 144A *	8,050	8,980
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.69%, 01/25/2037 *	830	381
Residential Accredit Loans, Inc.
Series 2007-QO1, Class A1
0.39%, 02/25/2047 *	829	481
Series 2007-QO4, Class A1A
0.43%, 05/25/2047 *	1,598	984
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.67%, 01/25/2035 *	649	526
Series 2005-15, Class 1A1
2.62%, 07/25/2035 *	941	624
Series 2007-3, Class 3A1
5.20%, 04/25/2047 *	3,154	2,104

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.94%, 01/19/2034 *	$98	$83
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.49%, 12/26/2036 - 144A *	736	572
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.13%, 05/25/2046 *	2,166	1,183
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.53%, 07/25/2045 *	105	84
Series 2006-AR14, Class 1A3
2.28%, 11/25/2036 *	1,861	1,313
Series 2007-OA4, Class 1A
0.93%, 05/25/2047 *	2,185	1,455
Series 2007-OA6, Class 1A1B
0.97%, 07/25/2047 *	2,165	761

Total Mortgage-Backed Securities (cost $191,094)		182,537

ASSET-BACKED SECURITIES - 7.1%
321 Henderson Receivables I LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	5,508	5,991
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	1,746	1,778
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	3,560	3,558
Series 2012-1A, Class A
4.21%, 02/16/2065 - 144A	1,955	1,973
AEP Texas Central Transition Funding LLC
Series 2012-1, Class A3
2.85%, 03/01/2026	4,525	4,470
AH Mortgage Advance Trust
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	2,555	2,555
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650	1,683
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.28%, 07/25/2032 *	330	252
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	855	851
Series 2012-1, Class C
2.20%, 10/16/2017	510	508
Series 2012-1, Class D
3.09%, 08/15/2018	640	637
CenterPoint Energy Transition Bond Co., LLC
Series 2012-1, Class A3
3.03%, 10/15/2025	4,560	4,590
Chase Funding Mortgage Loan Asset- Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033 *	1,052	1,012
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 *	940	991
Series 2002-2, Class A2
6.03%, 03/01/2033 *	1,276	1,332

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B
0.54%, 12/15/2033 - 144A *	$313	$206
DT Auto Owner Trust
Series 2011-3A, Class C
4.03%, 02/15/2017 - 144A	1,010	1,010
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	1,260	1,269
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	670	675
Series 2011-2, Class C
2.37%, 09/15/2015	1,600	1,603
Series 2011-2, Class D
2.86%, 09/15/2015	1,110	1,112
Series 2012-1, Class B
1.14%, 01/15/2016 *	750	750
Series 2012-1, Class C
1.74%, 01/15/2016 *	1,955	1,955
Series 2012-1, Class D
2.34%, 01/15/2016 *	1,830	1,830
Series 2012-2, Class B
2.32%, 01/15/2019	1,000	994
Series 2012-2, Class C
2.86%, 01/15/2019	455	452
Series 2012-2, Class D
3.51%, 01/15/2019	815	810
Globaldrive BV
Series 2008-2, Class A
4.00%, 10/20/2016	924	1,243
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235	2,229
Lehman XS Trust
Series 2007-2N, Class 3A1
0.34%, 02/25/2037 *	¿	¿
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1
0.69%, 02/25/2047 *	1,323	588
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.60%, 08/23/2027 *	2,230	2,113
Series 2008-3, Class A4
2.14%, 11/25/2024 *	2,500	2,577
PFS Financing Corp.
Series 2012-AA, Class A
1.44%, 02/15/2016 - 144A *	1,970	1,970
RAAC Series
Series 2007-RP4, Class A
0.59%, 06/25/2037 - 144A *	1,318	661
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 *	1,486	653
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	2,326	2,307
Series 2011-S1A, Class C
2.01%, 08/15/2016 - 144A	1,810	1,794
Series 2011-WO, Class C
3.19%, 10/15/2015 - 144A	2,490	2,486

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	$3,840	$3,855
Series 2010-2, Class C
3.89%, 07/17/2017	4,520	4,619
Series 2010-B, Class B
2.10%, 09/15/2014 - 144A	3,100	3,116
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	3,285	3,265
Series 2011-1, Class D
4.01%, 02/15/2017	2,500	2,508
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	1,658	1,654
Series 2011-S1A, Class D
3.10%, 03/15/2013 - 144A	1,533	1,530
Series 2012-1, Class B
2.72%, 05/16/2016	1,000	1,017
Series 2012-1, Class C
3.78%, 11/15/2017	1,345	1,376
Series 2012-2, Class C
3.20%, 02/15/2018	4,455	4,465
Series 2012-2, Class D
3.87%, 02/15/2018	2,740	2,749
Scholar Funding Trust
Series 2011-A, Class A
1.45%, 10/28/2043 - 144A *	2,305	2,217
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B
0.46%, 04/25/2037 *	2,652	992
SLC Student Loan Trust
Series 2008-1, Class A4A
2.07%, 12/15/2032 *	400	410
SLM Student Loan Trust
Series 2004-B, Class A2
0.67%, 06/15/2021 *	850	814
Series 2008-5, Class A3
1.86%, 01/25/2018 *	2,070	2,114
Series 2008-5, Class A4
2.26%, 07/25/2023 *	2,445	2,532
Series 2012-A, Class A1
1.64%, 08/15/2025 - 144A *	1,457	1,460
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	1,385	1,380
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	2,694	2,471
Series 2007-TC1, Class A
0.54%, 04/25/2031 - 144A *	1,609	1,225
U.S. Small Business Administration
Series 2002-P10B, Class 1
5.20%, 08/10/2012	336	341

Total Asset-Backed Securities (cost $113,069)		109,578

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670	1,873
5.50%, 06/15/2043	2,000	2,270

Total Municipal Government Obligations (cost $3,617)		4,143

	Principal (000’s)		Value (000’s)
PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Capital Markets - 0.0% ¥
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž ‡§		$1,945	$	♦
State Street Capital Trust IV
1.47%, 06/15/2037 *		290		213
Diversified Financial Services - 0.1%
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037		875		880

Total Preferred Corporate Debt Securities (cost $3,033)				1,093

CORPORATE DEBT SECURITIES - 32.1%
Auto Components - 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020		1,185		1,267
Capital Markets - 1.0%
BP Capital Markets PLC
3.13%, 10/01/2015		1,370		1,448
Credit Suisse
5.40%, 01/14/2020		925		952
Goldman Sachs Group, Inc.
5.75%, 01/24/2022		8,900		9,156
Morgan Stanley
5.50%, 07/28/2021		4,200		4,105
Chemicals - 0.6%
CF Industries, Inc.
7.13%, 05/01/2020		4,340		5,170
Dow Chemical Co.
4.13%, 11/15/2021		1,460		1,502
Lyondell Chemical Co.
11.00%, 05/01/2018		1,967		2,173
Westlake Chemical Corp.
6.63%, 01/15/2016		44		45
Commercial Banks - 3.6%
ABN Amro Bank NV
6.38%, 04/27/2021	EUR	380		510
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A		$100		109
Barclays Bank PLC
5.93%, 12/15/2016 - 144A *Ž		630		583
Capital One Capital V
10.25%, 08/15/2039		875		899
Capital One Capital VI
8.88%, 05/15/2040		2,810		2,829
CIT Group, Inc.
6.63%, 04/01/2018 - 144A^		761		825
Commerzbank AG
6.38%, 03/22/2019	EUR	1,000		1,135
Discover Bank
7.00%, 04/15/2020 ^		$330		379
8.70%, 11/18/2019		1,490		1,854
DNB Boligkreditt AS
2.90%, 03/29/2016 - 144A		10,975		11,339
Eksportfinans ASA
5.50%, 05/25/2016		1,770		1,733
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *		2,125		2,114
Glitnir Banki HF
6.33%, 07/28/2011 - 144A ‡		290		78
6.69%, 06/15/2016 - 144A ‡		800		♦

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	$5,850	$5,894
HSBC Bank PLC
3.10%, 05/24/2016 - 144A	2,900	2,954
HSBC Holdings PLC
6.10%, 01/14/2042	1,275	1,483
KFW
1.38%, 07/15/2013	3,000	3,035
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A ‡	320	14
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A	170	180
Sparebank 1 Boligkreditt AS
1.25%, 10/25/2013 - 144A	6,990	7,029
2.30%, 06/30/2017 - 144A	2,495	2,486
UBS AG
2.25%, 03/30/2017 - 144A	3,240	3,232
Wells Fargo & Co.
3.50%, 03/08/2022	4,360	4,292
Construction Materials - 0.0% ¥
Lafarge SA
7.13%, 07/15/2036 ^	579	534
Consumer Finance - 0.4%
Capital One Financial Corp.
4.75%, 07/15/2021 ^	3,160	3,325
SLM Corp.
6.25%, 01/25/2016	2,845	2,959
Diversified Consumer Services - 0.0% ¥
Service Corp., International
7.50%, 04/01/2027	55	56
7.63%, 10/01/2018	50	57
Diversified Financial Services - 3.1%
Bank of America Corp.
3.88%, 03/22/2017	2,225	2,237
5.70%, 01/24/2022	1,025	1,085
6.50%, 08/01/2016	1,215	1,336
7.63%, 06/01/2019	1,350	1,557
Citigroup, Inc.
4.59%, 12/15/2015	9,890	10,416
5.00%, 09/15/2014	1,210	1,253
Credit Suisse AG
1.63%, 03/06/2015 - 144A ^	3,315	3,326
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	1,740	1,928
General Electric Capital Corp.
0.70%, 04/10/2012 *	4,255	4,255
General Electric Capital Corp. - Series A
6.88%, 01/10/2039	2,130	2,630
JPMorgan Chase & Co.
3.15%, 07/05/2016 ^	4,256	4,387
JPMorgan Chase Bank NA
6.00%, 07/05/2017 - 10/01/2017	8,320	9,435
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A ‡	200	♦
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	1,335	1,430
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A * Ž	2,285	2,157

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A	$855	$889
Diversified Telecommunication Services - 0.9%
Frontier Communications Corp.
7.13%, 03/15/2019 ^	75	75
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	1,412	1,484
Level 3 Financing, Inc.
8.13%, 07/01/2019 - 144A ^	2,053	2,120
8.75%, 02/15/2017 ^	377	394
Sprint Capital Corp.
6.88%, 11/15/2028	822	629
8.75%, 03/15/2032	80	69
Verizon Communications, Inc.
3.50%, 11/01/2021	2,080	2,128
6.10%, 04/15/2018	2,223	2,676
6.40%, 02/15/2038	1,004	1,216
8.95%, 03/01/2039	210	325
Virgin Media Secured Finance PLC
6.50%, 01/15/2018 ^	2,160	2,346
Electric Utilities - 2.4%
Alabama Power Co.
3.95%, 06/01/2021	1,905	2,030
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	468	503
8.88%, 11/15/2018	459	606
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,560	1,557
Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc.
10.00%, 12/01/2020 ^	6,135	6,687
Florida Power Corp.
6.40%, 06/15/2038	1,000	1,301
Georgia Power Co.
3.00%, 04/15/2016	3,370	3,564
Hydro Quebec
8.05%, 07/07/2024	8,200	11,803
8.40%, 01/15/2022	3,065	4,325
9.40%, 02/01/2021	1,695	2,484
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	1,025	1,283
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	1,050	1,108
Energy Equipment & Services - 1.7%
Cie Generale de Geophysique-Veritas
7.75%, 05/15/2017 ^	105	109
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	2,440	2,727
Ensco PLC
3.25%, 03/15/2016	700	730
4.70%, 03/15/2021	1,459	1,574
Enterprise Products Operating LLC
6.13%, 10/15/2039	2,030	2,286
Noble Holding International, Ltd.
5.25%, 03/15/2042	1,425	1,416
Pride International, Inc.
6.88%, 08/15/2020	995	1,213
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	3,949	3,633
Transocean, Inc.
5.05%, 12/15/2016	3,600	3,855

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Energy Equipment & Services (continued)
Transocean, Inc. (continued)
6.38%, 12/15/2021 ^		$6,475	$7,286
6.50%, 11/15/2020		1,500	1,677
Food Products - 0.3%
Kraft Foods, Inc.
6.50%, 08/11/2017 - 02/09/2040		3,480	4,255
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp.
6.25%, 11/15/2015		5,230	5,775
Health Care Providers & Services - 0.9%
Fresenius Medical Care U.S. Finance, Inc.
6.88%, 07/15/2017		280	310
HCA, Inc.
6.50%, 02/15/2020		3,408	3,578
7.25%, 09/15/2020 ^		4,395	4,785
Tenet Healthcare Corp.
6.25%, 11/01/2018 - 144A		2,010	2,075
8.88%, 07/01/2019		2,855	3,198
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^		665	683
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^		1,685	1,302
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A		40	28
MGM Resorts International
10.38%, 05/15/2014		1,710	1,939
11.13%, 11/15/2017		2,240	2,534
Wyndham Worldwide Corp.
4.25%, 03/01/2022 ^		2,815	2,759
Household Products - 0.3%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A		2,320	2,401
7.88%, 08/15/2019 - 144A		2,595	2,790
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
7.60%, 04/01/2032		675	878
Insurance - 3.6%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR	2,400	3,028
American International Group, Inc.
3.80%, 03/22/2017		$3,465	3,509
5.45%, 05/18/2017		1,555	1,672
8.18%, 05/15/2058 *		805	852
AXA SA
5.25%, 04/16/2040 *	EUR	1,800	2,054
Fairfax Financial Holdings, Ltd.
5.80%, 05/15/2021 - 144A		$2,219	2,118
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019		1,470	1,606
ING Verzekeringen NV
2.69%, 06/21/2021 *	EUR	380	471
Lincoln National Corp.
7.00%, 06/15/2040		$1,450	1,703
Manulife Financial Corp.
3.40%, 09/17/2015		3,480	3,582
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A		2,480	2,716
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A ^		17,330	17,510
2.88%, 09/17/2012 - 144A		1,525	1,539

	Principal (000’s)		Value (000’s)
Insurance (continued)
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	EUR	1,400	$1,850
Prudential Financial, Inc.
4.50%, 11/15/2020 ^		$1,000	1,061
4.75%, 09/17/2015		3,595	3,902
5.38%, 06/21/2020		1,500	1,680
7.38%, 06/15/2019 ^		1,630	2,015
XL Group PLC
6.50%, 04/15/2017 *Ž		2,410	2,030
Machinery - 0.1%
Joy Global, Inc.
5.13%, 10/15/2021		900	975
Media - 2.7%
CBS Corp.
4.63%, 05/15/2018 ^		670	730
5.75%, 04/15/2020		1,060	1,219
8.88%, 05/15/2019		1,460	1,918
CCH II LLC
13.50%, 11/30/2016		5,880	6,703
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017		950	1,041
Comcast Corp.
5.88%, 02/15/2018		2,709	3,206
6.95%, 08/15/2037		2,935	3,716
COX Communications, Inc.
8.38%, 03/01/2039 - 144A		3,525	4,963
CSC Holdings LLC
8.50%, 04/15/2014		1,166	1,297
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 - 144A ^		840	818
6.38%, 03/01/2041		1,910	2,156
DISH DBS Corp.
7.00%, 10/01/2013		115	123
NBCUniversal Media LLC
4.38%, 04/01/2021		575	616
5.15%, 04/30/2020		5,746	6,503
News America, Inc.
6.65%, 11/15/2037		40	47
7.63%, 11/30/2028		1,070	1,234
Time Warner Cable, Inc.
5.50%, 09/01/2041		2,070	2,168
5.88%, 11/15/2040		2,045	2,203
Time Warner, Inc.
4.70%, 01/15/2021		950	1,038
6.10%, 07/15/2040		630	705
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017		735	728
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A		1,555	1,571
Novelis, Inc.
8.75%, 12/15/2020 ^		2,735	2,995
Old AII, Inc.
9.00%, 12/15/2014 ‡		560	♦
Steel Dynamics, Inc.
6.75%, 04/01/2015		105	107
Multiline Retail - 0.7%
Dollar General Corp.
11.88%, 07/15/2017 *		3,630	3,939
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016		3,455	3,964

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Multiline Retail (continued)
Macy’s Retail Holdings, Inc. (continued)
7.45%, 07/15/2017	$2,484	$3,016
Multi-Utilities - 0.4%
Dominion Resources, Inc.
1.95%, 08/15/2016	2,650	2,686
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037 ^	2,560	2,990
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	5,445	6,279
6.38%, 09/15/2017	3,763	4,471
Consol Energy, Inc.
8.00%, 04/01/2017	2,610	2,721
8.25%, 04/01/2020	365	381
Enterprise Products Operating LLC
6.30%, 09/15/2017	4,150	4,893
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	2,100	2,510
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	2,150	2,511
6.38%, 03/01/2041	660	724
6.55%, 09/15/2040	470	526
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	2,125	2,242
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	2,820	2,735
Marathon Petroleum Corp.
6.50%, 03/01/2041	3,154	3,407
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	4,030	4,221
Mirant Mid Atlantic Pass-Through Trust -
Series C
10.06%, 12/30/2028	312	321
Nexen, Inc.
6.40%, 05/15/2037	1,670	1,836
7.50%, 07/30/2039	2,660	3,266
OGX Austria GmbH
8.50%, 06/01/2018 - 144A	635	660
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A	3,240	3,175
Petrobras International Finance Co.
3.88%, 01/27/2016	5,825	6,132
5.75%, 01/20/2020	7,340	8,132
Plains Exploration & Production Co.
10.00%, 03/01/2016	455	503
Range Resources Corp.
5.75%, 06/01/2021	450	473
7.25%, 05/01/2018	3,480	3,671
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 144A	125	♦
Western Gas Partners, LP
5.38%, 06/01/2021	3,010	3,227
Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022 ^	1,750	1,844
6.00%, 11/15/2041 ^	1,830	1,986
7.50%, 08/15/2021	275	347
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	850	860
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015	2,330	2,453

	Principal (000’s)	Value (000’s)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	$2,050	$2,075
Real Estate Investment Trusts - 0.7%
ERP Operating, LP
4.63%, 12/15/2021	2,100	2,211
Hospitality Properties Trust
5.63%, 03/15/2017	1,507	1,607
Ventas Realty, LP
4.75%, 06/01/2021	1,155	1,165
Vornado Realty, LP
5.00%, 01/15/2022	5,145	5,258
WEA Finance LLC
4.63%, 05/10/2021 - 144A	1,280	1,295
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc.
6.50%, 02/01/2017	30	28
7.63%, 06/01/2015	35	35
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	2,020	2,020
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	4,680	5,343
Software - 0.2%
First Data Corp.
7.38%, 06/15/2019 - 144A ^	1,060	1,080
8.25%, 01/15/2021 - 144A ^	175	171
Oracle Corp.
5.38%, 07/15/2040 ^	1,690	1,954
Specialty Retail - 0.1%
QVC, Inc.
7.50%, 10/01/2019 - 144A	1,730	1,899
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV
2.38%, 09/08/2016	3,420	3,462
Cricket Communications, Inc.
7.75%, 05/15/2016	2,093	2,208
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	7,340	8,158
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	117	123
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,570	1,694
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A ^	3,740	4,105

Total Corporate Debt Securities (cost $477,844)		495,236

	Shares	Value (000’s)

PREFERRED STOCKS - 0.1%
Consumer Finance - 0.0% ¥
Ally Financial, Inc., 7.00% - 144A	341	284
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% * ^	63,052	1,715
U.S. Government Agency Obligations - 0.0% ¥
Fannie Mae, 0.00% *	1,300	2
Fannie Mae, 0.00% *	81,175	112
Freddie Mac, 8.38% *	93,300	130

Total Preferred Stocks (cost $3,819)		2,243

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCK - 0.0% ¥
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. - Class A ‡^	323	$9
Total Common Stock (cost $8)

WARRANT - 0.0% ¥
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	340	2
Total Warrant (cost $♦)
	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTIONS - 0.0% ¥
Put Options - 0.0% ¥
Eurodollar, Mid-Curve 2-Year Future	$2,220	239
Put Strike $99.00
Expires 05/11/2012
Total Purchased Options (cost $163)

PURCHASED SWAPTIONS - 0.1%
Call Options - 0.0% ¥
If exercised the Series receives 2.65%, and pays floating 3 month LIBOR,
European Style	14,500	17
Expires 05/01/2012
If exercised the Series receives floating 3 month LIBOR, and pays 2.95%,
European Style	5,400	259
Expires 06/14/2012
Put Options - 0.1%
If exercised the Series receives floating 3 month LIBOR, and pays 2.13%,
European Style	25,000	223
Expires 03/21/2013
If exercised the Series receives floating 3 month LIBOR, and pays 4.5%,
European Style	8,700	417
Expires 03/20/2017

Total Purchased Swaptions (cost $1,306)		916

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	122,956,368	122,956
Total Securities Lending Collateral (cost $122,956)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 7.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $109,645 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a value of $111,838.	$109,645	$109,645
Total Repurchase Agreement (cost $109,645)

Total Investment Securities (cost $1,872,734) P		1,879,821
Other Assets and Liabilities - Net		(336,947)

Net Assets		$1,542,874

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (11.5%)
U.S. Government Agency Obligations - (11.5%)
Fannie Mae, TBA
3.50%	$(4,000)	$(4,108)
4.00%	(52,665)	(55,309)
4.50%	(69,400)	(73,799)
5.00%	(5,500)	(5,931)
5.50%	(34,800)	(37,856)

Total Securities Sold Short (proceeds $(176,588))		$(177,003)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Receive	1.97%	01/27/2014	$(9,900)	$(209)	$(162)
Call - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Receive	2.09	01/03/2014	(17,300)	(414)	(345)
Call - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Receive	3.65	03/27/2017	(4,000)	(286)	(275)
Put - Interest Rate Swap, European Style	BOA	3-month USD LIBOR	Pay	1.62	06/28/2012	(12,000)	(40)	(38)
Put - Interest Rate Swap, European Style	BOA	3-month USD LIBOR	Pay	1.70	08/10/2012	(15,700)	(62)	(67)
Put - Interest Rate Swap, European Style	MSC	3-month USD LIBOR	Pay	1.72	06/22/2012	(26,300)	(102)	(51)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	1.85	08/15/2012	(75,200)	(451)	(225)
Put - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Pay	1.97	01/27/2014	(9,900)	(209)	(271)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	2.09	01/03/2014	(17,300)	(414)	(408)
Put - Interest Rate Swap, European Style	CITI	3-month USD LIBOR	Pay	2.90	01/09/2013	(24,700)	(446)	(513)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	3.65	03/27/2017	(4,000)	(287)	(277)
Put - Interest Rate Swap, European Style	DUB	3-month USD LIBOR	Pay	6.00	03/20/2017	(17,400)	(416)	(448)

							$(3,336)	$(3,080)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Unrealized Appreciation (000’s)
MetLife, Inc., 5.00%, 06/15/2015	1.00%	03/20/2017	CITI	204.96	$1,685	$(84)	$(102)	$18
MetLife, Inc., 5.00%, 06/15/2015	1.00	03/20/2017	UBS	204.96	1,190	(60)	(72)	12
MetLife, Inc., 5.00%, 06/15/2015	1.00	03/20/2017	BOA	204.96	2,600	(130)	(157)	27
Spain, 1.00%	1.00	03/20/2016	MSC	413.29	8,000	880	447	433
Spain, 1.00%	1.00	03/20/2016	DUB	413.29	8,000	880	445	435

						$1,486	$561	$925

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
Aviva USA Corp.	1.00%	05/25/2012	DUB	68.29	$4,800	$(3)	$(6)	$3
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	BOA	196.14	470	(20)	(35)	15
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	DUB	196.14	1,560	(66)	(117)	51
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	MSC	196.14	1,180	(50)	(78)	28
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	GSC	196.14	1,200	(51)	(88)	37
MetLife, Inc., 5.00%, 06/15/2015	1.00	09/20/2016	MSC	196.14	1,960	(84)	(144)	60
MetLife, Inc., 5.00%, 06/15/2015	1.00	12/20/2016	CITI	200.82	1,175	(54)	(88)	34
MetLife, Inc., 5.00%, 06/15/2015	1.00	12/20/2016	CITI	200.82	1,225	(57)	(84)	27

						$(385)	$(640)	$255

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5, 1.00%	1.00%	12/20/2016	MSC	USD	$16,340	$(89)	$176	$(265)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

SWAP AGREEMENTS: (continued)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1) (continued):

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (Received) (000’s)	Unrealized (Depreciation) (000’s)
Emerging Markets Index - Series 14, 5.00%	5.00%	12/20/2015	MSC	USD	$4,380	$(437)	$(411)	$(26)

						$(526)	$(235)	$(291)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums (Received) (000’s)	Unrealized Appreciation (000’s)
CMBX.NA.3.AAA	0.08%	12/13/2049	MSC	USD	$2,215	$(150)	$(255)	$105
CMBX.NA.4.AAA	0.35	02/17/2051	MSC	USD	2,215	(155)	(263)	108
North America High Yield Index - Series 17, 1.00%	5.00	12/20/2016	CITI	USD	14,550	(288)	(1,315)	1,027
North America High Yield Index - Series 17, 2.00%	5.00	12/20/2016	DUB	USD	3,153	(63)	(226)	163

						$(656)	$(2,059)	$1,403

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)		Net Unrealized (Depreciation) (000’s)
3-Month USD-LIBOR	1.74%	03/30/2018	DUB	USD	$4,300	$(3)	$	♦	$(3)
3-Month USD-LIBOR	2.18	10/06/2021	BOA	USD	7,810	(269)		♦	(269)
3-Month USD-LIBOR	2.29	04/03/2022	DUB	USD	4,200	♦		♦	♦

						$(272)	$	♦	$(272)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)		Net Unrealized Appreciation (Depreciation) (000’s)
3-Month USD-LIBOR	1.39%	03/19/2017	DUB	USD	$52,200	$(317)	$	♦	$(317)
3-Month USD-LIBOR	1.39	03/19/2017	DUB	USD	22,600	(137)		♦	(137)
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650	(339)		♦	(339)
3-Month USD-LIBOR	4.02	02/06/2022	UBS	USD	2,100	(331)		(352)	21
3-Month USD-LIBOR	2.46	03/22/2022	GSC	USD	14,800	(230)		♦	(230)
3-Month USD-LIBOR	2.70	01/11/2042	DUB	USD	4,100	287		♦	287
3-Month USD-LIBOR	2.85	02/09/2042	BOA	USD	2,200	88		♦	88

						$(979)		$(352)	$(627)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(736)	06/20/2012	$(332)
2-Year U.S. Treasury Note	Long	582	06/29/2012	(39)
30-Year U.S. Treasury Bond	Long	506	06/20/2012	(771)
5-Year U.S. Treasury Note	Long	1,100	06/29/2012	336
90-Day Eurodollar	Short	(345)	03/16/2015	105
90-Day Eurodollar	Short	(345)	06/15/2015	118
90-Day Eurodollar	Short	(345)	09/14/2015	130
90-Day Eurodollar	Short	(345)	12/14/2015	139
German Euro Bund	Short	(48)	06/07/2012	1
German Euro BOBL	Short	(4)	06/07/2012	♦
U.K. Long Gilt Bond	Short	(1)	06/27/2012	2
Ultra Long U.S. Treasury Bond	Short	(185)	06/20/2012	815

				$504

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized (Depreciation) (000’s)
Euro	CITI	(10,993)	04/18/2012	$(14,120)	$(541)
Euro	DUB	7,509	04/18/2012	10,099	(84)
Euro	DUB	(283)	04/18/2012	(372)	(5)
Euro	CITI	(6,439)	04/18/2012	(8,424)	(165)

					$(795)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BOA	$(436)	$221	$(215)
CITI	(2,135)	1,522	(613)
DUB	(1,828)	1,161	(667)
GSC	(281)	—	(281)
MSC	(136)	—	(136)
UBS	(391)	745	354

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $120,456.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
	Rate shown reflects the yield at 03/30/2012.
In default.
§	Illiquid. Total aggregate market value of illiquid securities is less than $1, or less than 0.01%, of the portfolio’s net assets.
g	A portion of this security in the amount of $3,005 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
a	A portion of these securities in the amount of $3,649 have been pledged as collateral with the broker for open swaps contracts and/or for swaptions.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01%, of the portfolio’s net assets.
¥	Percentage rounds to less than 0.1%.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,872,734. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,126 and $34,039, respectively. Net unrealized appreciation for tax purposes is $7,087.
♦	Amount is less than 1.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands)(continued):

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the references entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $220,999, or 14.32%, of the portfolio’s net assets.

BOA	Bank of America
BP	Basis Point
CITI	Citigroup, Inc.
CMBX	Commercial Mortgage-Backed Index
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
OJSC	Open Joint Stock Company
OTC	Over The Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS Warburg LLC

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands):

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 03/31/2012
Asset-Backed Securities	$—	$109,578		$—	$109,578
Common Stocks	9	—		—	9
Corporate Debt Securities	—	495,236		♦	495,236
Foreign Government Obligations	—	34,675		—	34,675
Mortgage-Backed Securities	—	182,537		—	182,537
Municipal Government Obligations	—	4,143		—	4,143
Preferred Corporate Debt Securities	—	1,093		—	1,093
Preferred Stocks	2,243	—		—	2,243
Purchased Options	239	—		—	239
Purchased Swaptions	916	—		—	916
Repurchase Agreement	—	109,645		—	109,645
Securities Lending Collateral	122,956	—		—	122,956
U.S. Government Agency Obligations	—	616,813		—	616,813
U.S. Government Obligations	—	199,736		—	199,736
Warrant	2	—		—	2

Total	$126,365	$1,753,456	$	♦	$1,879,821

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
U.S. Government Agency Obligations	$—	$(177,003)	$—	$(177,003)

Other Financial Instruments	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Written Swaptions	$—	$(3,080)	$—	$(3,080)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$1,646	$—	$—	$1,646
Futures Contracts - Depreciation	(1,142)	—	—	(1,142)
Credit Default Swap - Appreciation	—	2,583	—	2,583
Credit Default Swap - Depreciation	—	(291)	—	(291)
Forward Foreign Currency Contracts - Depreciation	—	(795)	—	(795)
Interest Rate Swaps - Appreciation	—	396	—	396
Interest Rate Swaps - Depreciation	—	(1,295)	—	(1,295)

Total	$504	$598	$—	$1,102

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2012 ƒ
Corporate Debt Securities	$	♦	$—	$—	$(7)	$—	$7	$—	$—	$	♦	$7

Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 3/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
♦	Amount rounds to less than 1.
Total aggregate market value of Level 3 is less than 0.01% of the fund’s net assets.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
PREFERRED CORPORATE DEBT SECURITY- 0.0% ¥
Hotels, Restaurants & Leisure - 0.0% ¥
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A ‡	$3,827	$	♦
Total Preferred Corporate Debt Security (cost $3,759)
CORPORATE DEBT SECURITIES - 88.2%
Aerospace & Defense - 1.0%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018	650		689
7.13%, 03/15/2021	1,465		1,569
TransDigm, Inc.
7.75%, 12/15/2018	4,880		5,283
Air Freight & Logistics - 0.3%
AMGH Merger Sub, Inc.
9.25%, 11/01/2018 - 144A	2,025		2,106
Auto Components - 1.3%
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	1,062		1,163
Allison Transmission, Inc.
7.13%, 05/15/2019 - 144A	850		880
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,917		2,142
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	1,630		1,805
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	2,212		2,400
UCI International, Inc.
8.63%, 02/15/2019	905		930
Visteon Corp.
6.75%, 04/15/2019	545		553
Automobiles - 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.25%, 06/15/2021	2,815		2,843
Ford Motor Co.
7.45%, 07/16/2031	3,995		4,884
Biotechnology - 0.6%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115		1,182
Warner Chilcott Co. LLC
7.75%, 09/15/2018	2,988		3,115
Building Products - 0.3%
Building Materials Corp., of America
6.75%, 05/01/2021 - 144A	2,185		2,319
Capital Markets - 0.5%
E*Trade Financial Corp.
12.50%, 11/30/2017	3,070		3,573
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020 - 144A	100		102
Chemicals - 3.5%
Celanese US Holdings LLC
5.88%, 06/15/2021	765		807
6.63%, 10/15/2018	655		698
CF Industries, Inc.
6.88%, 05/01/2018	2,180		2,515
7.13%, 05/01/2020	1,625		1,936
Chemtura Corp.
7.88%, 09/01/2018	1,520		1,634
Ineos Finance PLC
8.38%, 02/15/2019 - 144A	2,090		2,210
Kraton Polymers LLC
6.75%, 03/01/2019	750		774

	Principal (000’s)	Value (000’s)
Chemicals (continued)
Lyondell Chemical Co.
11.00%, 05/01/2018	$819	$904
LyondellBasell Industries NV
5.00%, 04/15/2019 - 144A	4,655	4,655
5.75%, 04/15/2024 - 144A	3,590	3,581
NOVA Chemicals Corp.
8.38%, 11/01/2016	1,390	1,543
PolyOne Corp.
7.38%, 09/15/2020	440	466
Rain CII Carbon LLC / CII Carbon Corp.
8.00%, 12/01/2018 - 144A	2,040	2,137
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	496
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,389
Taminco Global Chemical Corp.
9.75%, 03/31/2020 - 144A	440	458
Vertellus Specialties, Inc.
9.38%, 10/01/2015 - 144A	890	676
Commercial Banks - 0.9%
CIT Group, Inc.
4.75%, 02/15/2015 - 144A	4,140	4,177
5.25%, 04/01/2014 - 144A	2,080	2,124
5.25%, 03/15/2018	995	1,015
Commercial Services & Supplies - 3.2%
ACCO Brands Corp.
10.63%, 03/15/2015	1,490	1,626
ARAMARK Holdings Corp.
8.63%, 05/01/2016 - 144A	815	835
Casella Waste Systems, Inc.
7.75%, 02/15/2019	810	802
Covanta Holding Corp.
6.38%, 10/01/2022	1,700	1,727
Express LLC
8.75%, 03/01/2018	5,145	5,699
Interface, Inc.
7.63%, 12/01/2018	730	790
International Lease Finance Corp.
8.63%, 09/15/2015	200	220
8.75%, 03/15/2017	2,455	2,731
Koppers, Inc.
7.88%, 12/01/2019	550	587
Polymer Group, Inc.
7.75%, 02/01/2019	1,265	1,331
RBS Global, Inc. / Rexnord LLC
11.75%, 08/01/2016	870	922
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 02/01/2021	290	309
Rural/Metro Corp.
10.13%, 07/15/2019 - 144A	925	870
UR Financing Escrow Corp.
7.38%, 05/15/2020 - 144A	3,550	3,630
7.63%, 04/15/2022 - 144A	2,400	2,466
Communications Equipment - 1.4%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	890	892
9.75%, 11/01/2015	3,195	3,147
10.13%, 11/01/2015	4,687	4,641
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	565	593
6.88%, 01/15/2020	565	623

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Communications Equipment (continued)
CommScope, Inc.
8.25%, 01/15/2019 - 144A	$1,065	$1,134
Computers & Peripherals - 0.4%
Seagate HDD Cayman
7.00%, 11/01/2021 - 144A	2,720	2,924
Construction Materials - 0.0% ¥
RathGibson, Inc.
11.25%, 02/15/2014 ‡	2,145	♦
Consumer Finance - 1.2%
Ally Financial, Inc.
5.50%, 02/15/2017	1,700	1,702
6.25%, 12/01/2017	3,830	3,944
8.00%, 11/01/2031	3,055	3,368
Containers & Packaging - 0.7%
Ball Corp.
5.00%, 03/15/2022	1,015	1,018
BWAY Holding Co.
10.00%, 06/15/2018	455	499
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,360	3,776
Diversified Consumer Services - 3.1%
Education Management LLC
8.75%, 06/01/2014	3,530	3,389
Laureate Education, Inc.
11.00%, 08/15/2015 - 144A	5,805	5,950
11.25%, 08/15/2015 - 144A *	10,035	10,385
12.75%, 08/15/2017 - 144A	2,690	2,872
ServiceMaster Co.
8.00%, 02/15/2020 - 144A	1,025	1,092
Stewart Enterprises, Inc.
6.50%, 04/15/2019	440	459
Diversified Financial Services - 5.7%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016 - 144A	145	151
Bank of America NA
5.30%, 03/15/2017	1,450	1,513
CEVA Group PLC
8.38%, 12/01/2017 - 144A	1,845	1,827
11.63%, 10/01/2016 - 144A	1,715	1,818
CNH Capital LLC
6.25%, 11/01/2016 - 144A	1,640	1,759
DPL, Inc.
6.50%, 10/15/2016 - 144A	1,620	1,742
7.25%, 10/15/2021 - 144A	3,290	3,652
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	1,945	2,099
5.88%, 08/02/2021	1,585	1,710
8.00%, 12/15/2016	3,595	4,167
8.13%, 01/15/2020	2,175	2,629
12.00%, 05/15/2015	1,150	1,420
General Motors Financial Co., Inc.
6.75%, 06/01/2018	1,075	1,148
International Lease Finance Corp.
5.65%, 06/01/2014	1,775	1,806
5.88%, 05/01/2013	550	562
6.25%, 05/15/2019	1,630	1,609
8.25%, 12/15/2020	2,775	3,053
8.63%, 01/15/2022	2,105	2,340
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.
5.63%, 03/15/2020 - 144A	3,535	3,562

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services - 5.8%
CenturyLink, Inc.
6.45%, 06/15/2021	$4,320	$4,435
GCI, Inc.
6.75%, 06/01/2021	550	553
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725	2,848
Intelsat Jackson Holdings SA
9.50%, 06/15/2016	2,056	2,149
11.25%, 06/15/2016	2,580	2,715
Intelsat Luxembourg SA
11.50%, 02/04/2017	4,695	4,883
11.50%, 02/04/2017 - 144A	3,335	3,435
Telesat Canada
11.00%, 11/01/2015	4,500	4,804
12.50%, 11/01/2017	3,065	3,425
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	3,015	3,188
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620	1,673
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A	3,825	3,282
Windstream Corp.
7.50%, 06/01/2022	1,495	1,562
7.75%, 10/01/2021	4,675	5,002
8.13%, 09/01/2018	615	658
Electric Utilities - 0.5%
Calpine Construction Finance Co., LP / CCFC Finance Corp.
8.00%, 06/01/2016 - 144A	1,520	1,653
Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc.
11.50%, 10/01/2020 - 144A	2,900	1,892
Electrical Equipment - 0.1%
Polypore International, Inc.
7.50%, 11/15/2017	555	586
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035	1,087
Basic Energy Services, Inc.
7.75%, 02/15/2019	545	559
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690	693
Frac Tech Services LLC
7.63%, 11/15/2018 - 144A	3,300	3,448
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 03/01/2020 - 144A	505	513
Oil States International, Inc.
6.50%, 06/01/2019	2,110	2,215
Precision Drilling Corp.
6.50%, 12/15/2021 - 144A	1,835	1,918
6.63%, 11/15/2020	835	875
SESI LLC
6.38%, 05/01/2019	2,745	2,909
6.88%, 06/01/2014	290	291
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
6.38%, 08/01/2022 - 144A	525	533
Food & Staples Retailing - 0.1%
Pantry, Inc.
7.75%, 02/15/2014	855	854

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Food Products - 1.1%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A § Δ	$4,515	$4,121
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 - 144A §	1,576	1,128
Michael Foods, Inc.
9.75%, 07/15/2018	2,210	2,428
Pinnacle Foods Finance LLC
9.25%, 04/01/2015	745	765
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A	170	178
Gas Utilities - 0.8%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/2020	2,065	2,096
7.00%, 05/20/2022	2,585	2,637
AmeriGas Partners, LP/AmeriGas Finance Corp.
6.25%, 08/20/2019	1,220	1,218
Health Care Equipment & Supplies - 2.3%
Accellent, Inc.
8.38%, 02/01/2017	2,950	2,965
Alere, Inc.
7.88%, 02/01/2016	1,815	1,892
American Renal Holdings Co., Inc.
8.38%, 05/15/2018	435	463
Bausch & Lomb, Inc.
9.88%, 11/01/2015	1,485	1,563
Biomet, Inc.
10.00%, 10/15/2017	200	215
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	4,905	5,039
DJO Finance LLC / DJO Finance Corp.
8.75%, 03/15/2018 - 144A	400	404
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/2018 - 144A	1,645	1,709
12.50%, 11/01/2019 - 144A	1,525	1,434
Physio-Control International, Inc.
9.88%, 01/15/2019 - 144A	1,300	1,365
Teleflex, Inc.
6.88%, 06/01/2019	435	469
Health Care Providers & Services - 2.2%
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,300	1,339
5.88%, 01/31/2022 - 144A	1,085	1,115
GCB U.S. Oncology, Inc. (Escrow Shares)
08/15/2017	1,110	22
HCA Holdings, Inc.
7.75%, 05/15/2021	630	651
HCA, Inc.
6.50%, 02/15/2020	2,380	2,499
7.50%, 02/15/2022	3,410	3,633
9.88%, 02/15/2017	372	405
Multiplan, Inc.
9.88%, 09/01/2018 - 144A	2,885	3,116
PSS World Medical, Inc.
6.38%, 03/01/2022 - 144A	1,115	1,146
ResCare, Inc.
10.75%, 01/15/2019	1,975	2,182
USPI Finance Corp.
9.00%, 04/01/2020 - 144A	1,180	1,215

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure - 7.6%
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A ‡	$3,095	$1,083
Caesars Entertainment Operating Co., Inc.
5.38%, 12/15/2013	900	815
5.63%, 06/01/2015	6,260	4,790
8.50%, 02/15/2020 - 144A	3,195	3,251
10.00%, 12/15/2015	1,355	1,247
11.25%, 06/01/2017	2,045	2,229
12.75%, 04/15/2018	1,860	1,614
Cinemark USA, Inc.
7.38%, 06/15/2021	540	579
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A ‡	5,645	4
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 - 144A	1,495	♦
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/2020 - 144A §	439	429
Mandalay Resort Group
7.63%, 07/15/2013	690	700
MCE Finance, Ltd.
10.25%, 05/15/2018	1,725	1,936
MGM Resorts International
5.88%, 02/27/2014	945	973
6.75%, 09/01/2012 - 04/01/2013	2,500	2,577
7.75%, 03/15/2022	3,780	3,847
9.00%, 03/15/2020	555	617
10.38%, 05/15/2014	1,175	1,332
11.13%, 11/15/2017	1,215	1,374
Mohegan Tribal Gaming Authority
10.50%, 12/15/2016 - 144A	2,050	1,768
11.00%, 09/15/2018 - 144A	4,565	3,332
11.50%, 11/01/2017 - 144A §	1,385	1,416
NCL Corp., Ltd.
9.50%, 11/15/2018 - 144A	1,515	1,632
9.50%, 11/15/2018	660	711
11.75%, 11/15/2016	2,135	2,471
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc.
10.50%, 01/15/2020 - 144A	2,725	2,970
Peninsula Gaming LLC
8.38%, 08/15/2015	990	1,044
10.75%, 08/15/2017	2,400	2,652
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	365	385
7.25%, 06/15/2016 - 03/15/2018	970	1,043
Seven Seas Cruises S. DE R.L., LLC
9.13%, 05/15/2019 - 144A	1,820	1,847
Sugarhouse HSP Gaming Prop Mezz, LP/Sugarhouse HSP Gaming Finance Corp.
8.63%, 04/15/2016 - 144A	595	631
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A §	2,435	2,435
Vail Resorts, Inc.
6.50%, 05/01/2019	555	583
Waterford Gaming LLC
8.63%, 09/15/2014 - 144A §	2,143	1,235
Wynn Las Vegas LLC
7.75%, 08/15/2020	2,730	3,000

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Household Durables - 0.6%
Libbey Glass, Inc.
10.00%, 02/15/2015	$1,566	$1,674
Sealy Mattress Co.
10.88%, 04/15/2016 - 144A	2,398	2,602
Household Products - 1.7%
Amscan Holdings, Inc.
8.75%, 05/01/2014	5,060	5,079
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	3,150	3,260
7.13%, 04/15/2019 - 144A	1,885	1,965
8.75%, 10/15/2016 - 144A	1,615	1,708
9.00%, 04/15/2019 - 144A	670	660
9.88%, 08/15/2019 - 144A	3,395	3,471
Spectrum Brands, Inc.
6.75%, 03/15/2020 - 144A	2,190	2,212
9.50%, 06/15/2018 - 144A	870	981
Independent Power Producers & Energy Traders - 2.1%
AES Corp.
7.38%, 07/01/2021 - 144A	1,075	1,188
Calpine Corp.
7.50%, 02/15/2021 - 144A	5,090	5,433
Edison Mission Energy
7.50%, 06/15/2013	2,750	2,255
GenOn Energy, Inc.
7.88%, 06/15/2017	3,235	2,823
NRG Energy, Inc.
7.88%, 05/15/2021	1,665	1,598
8.25%, 09/01/2020	2,960	2,916
Industrial Conglomerates - 0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,525
Insurance - 0.3%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	1,325	1,390
USI Holdings Corp.
4.38%, 11/15/2014 - 144A *	640	598
Internet & Catalog Retail - 0.1%
Checkout Holding Corp.
Zero Coupon, 11/15/2015 - 144A	2,305	957
Internet Software & Services - 0.2%
Equinix, Inc.
7.00%, 07/15/2021	1,100	1,207
IT Services - 0.6%
Alliance Data Systems Corp.
6.38%, 04/01/2020 - 144A	1,000	1,018
Fidelity National Information Services, Inc.
7.63%, 07/15/2017 - 144A	1,095	1,194
SunGard Data Systems, Inc.
10.63%, 05/15/2015	2,600	2,737
Life Sciences Tools & Services - 0.7%
Patheon, Inc.
8.63%, 04/15/2017 - 144A	880	757
Pharmaceutical Product Development, Inc.
9.50%, 12/01/2019 - 144A	4,070	4,416
Machinery - 1.6%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	1,010
Commercial Vehicle Group, Inc.
7.88%, 04/15/2019 - 144A	760	768
JMC Steel Group
8.25%, 03/15/2018 - 144A	1,535	1,596

	Principal (000’s)	Value (000’s)
Machinery (continued)
Manitowoc Co., Inc.
9.50%, 02/15/2018	$490	$541
Meritor, Inc.
8.13%, 09/15/2015	1,075	1,134
10.63%, 03/15/2018	1,690	1,817
Navistar International Corp.
8.25%, 11/01/2021	1,980	2,158
Terex Corp.
10.88%, 06/01/2016	2,820	3,208
Media - 6.4%
Adelphia Communications Corp. (Escrow Certificates)
9.25%, 10/01/2049	1,305	7
10.25%, 06/15/2049 - 11/01/2049	1,460	7
AMC Entertainment, Inc.
8.75%, 06/01/2019	535	560
AMC Networks, Inc.
7.75%, 07/15/2021 - 144A	890	992
Cablevision Systems Corp.
7.75%, 04/15/2018	805	841
8.63%, 09/15/2017	1,000	1,089
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A	2,384	2,277
11.63%, 10/01/2017 - 144A * §	2,828	2,531
CCO Holdings LLC / CCO Holdings Capital Corp.
7.00%, 01/15/2019	1,140	1,208
7.25%, 10/30/2017	1,010	1,083
7.38%, 06/01/2020	1,755	1,904
7.88%, 04/30/2018	1,125	1,215
8.13%, 04/30/2020	100	111
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A	1,980	1,935
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	1,270	1,392
Crown Media Holdings, Inc.
10.50%, 07/15/2019	770	841
CSC Holdings LLC
6.75%, 11/15/2021 - 144A	2,210	2,301
Cumulus Media Holdings, Inc.
7.75%, 05/01/2019 - 144A	1,090	1,030
DISH DBS Corp.
6.75%, 06/01/2021	2,630	2,834
LBI Media Holdings, Inc.
11.00%, 10/15/2013 *	360	320
LBI Media, Inc.
9.25%, 04/15/2019 - 144A	1,490	1,267
MDC Partners, Inc.
11.00%, 11/01/2016	2,240	2,442
MediaCom LLC
9.13%, 08/15/2019	935	1,016
NAI Entertainment Holdings LLC
8.25%, 12/15/2017 - 144A	690	757
National CineMedia LLC
7.88%, 07/15/2021	3,010	3,205
Nielsen Finance LLC
11.50%, 05/01/2016	798	920
11.63%, 02/01/2014	644	744
Regal Cinemas Corp.
8.63%, 07/15/2019	1,330	1,453

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
Regal Entertainment Group
9.13%, 08/15/2018	$1,340	$1,467
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,578
Sitel LLC
11.50%, 04/01/2018	680	490
WMG Acquisition Corp.
9.50%, 06/15/2016 - 144A	490	534
9.50%, 06/15/2016	2,865	3,123
11.50%, 10/01/2018 - 144A	2,995	3,205
XM Satellite Radio, Inc.
13.00%, 08/01/2013 - 144A	2,715	3,071
Metals & Mining - 2.1%
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A	4,955	5,055
8.25%, 11/01/2019 - 144A	2,615	2,746
Novelis, Inc.
8.38%, 12/15/2017	1,145	1,242
8.75%, 12/15/2020	2,205	2,414
Quadra FNX Mining, Ltd.
7.75%, 06/15/2019 - 144A	2,985	3,395
SunCoke Energy, Inc.
7.63%, 08/01/2019	1,085	1,115
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	1,855	2,204
Arch Coal, Inc.
8.75%, 08/01/2016	655	688
Berry Petroleum Co.
6.38%, 09/15/2022	2,745	2,820
10.25%, 06/01/2014	1,695	1,958
Bill Barrett Corp.
7.63%, 10/01/2019	1,405	1,426
9.88%, 07/15/2016	340	374
Chesapeake Oilfield Operating LLC
6.63%, 11/15/2019 - 144A	875	868
Cloud Peak Energy Resources LLC
8.50%, 12/15/2019	2,735	2,851
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	4,082	4,368
Concho Resources, Inc.
6.50%, 01/15/2022	1,070	1,129
7.00%, 01/15/2021	1,325	1,421
Consol Energy, Inc.
8.00%, 04/01/2017	1,335	1,392
Continental Resources, Inc.
5.00%, 09/15/2022 - 144A	2,005	2,015
7.13%, 04/01/2021	545	605
7.38%, 10/01/2020	230	255
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360	1,520
9.75%, 03/01/2016	3,875	4,253
Frontier Oil Corp.
6.88%, 11/15/2018	445	463
Harvest Operations Corp.
6.88%, 10/01/2017 - 144A	645	684
HollyFrontier Corp.
9.88%, 06/15/2017	1,510	1,684
Kodiak Oil & Gas Corp.
8.13%, 12/01/2019 - 144A	2,175	2,300
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755	759

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
OGX Austria GmbH
8.50%, 06/01/2018 - 144A	$4,325	$4,493
Peabody Energy Corp.
6.00%, 11/15/2018 - 144A	3,815	3,739
6.25%, 11/15/2021 - 144A	3,270	3,205
PetroBakken Energy, Ltd.
8.63%, 02/01/2020 - 144A	2,455	2,559
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,269
Quicksilver Resources, Inc.
11.75%, 01/01/2016	3,590	3,796
Range Resources Corp.
6.75%, 08/01/2020	1,320	1,432
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	908
Samson Investment Co.
9.75%, 02/15/2020 - 144A	2,205	2,233
SemGroup, LP (Escrow Shares)
8.75%, 11/15/ 2049	2,985	♦
Venoco, Inc.
8.88%, 02/15/2019	2,995	2,740
11.50%, 10/01/2017	430	447
WPX Energy, Inc.
5.25%, 01/15/2017 - 144A	1,305	1,298
6.00%, 01/15/2022 - 144A	2,725	2,725
Paper & Forest Products - 1.0%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	490
9.00%, 11/01/2017	1,835	2,023
Domtar Corp.
10.75%, 06/01/2017	1,540	1,990
Longview Fibre Paper & Packaging, Inc.
8.00%, 06/01/2016 - 144A	215	219
Sappi Papier Holding GmbH
6.63%, 04/15/2021 - 144A	2,995	2,800
Personal Products - 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015	2,150	2,311
Pharmaceuticals - 0.3%
Endo Pharmaceuticals Holdings, Inc.
7.00%, 07/15/2019 - 12/15/2020	2,030	2,169
7.25%, 01/15/2022	450	482
Professional Services - 1.0%
Emergency Medical Services Corp.
8.13%, 06/01/2019	1,035	1,063
TransUnion Holding Co., Inc.
9.63%, 06/15/2018 - 144A	3,195	3,363
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/2018	3,035	3,559
Real Estate Investment Trusts - 0.2%
American Tower Corp.
5.05%, 09/01/2020	1,790	1,850
Real Estate Management & Development - 1.3%
CBRE Services, Inc.
6.63%, 10/15/2020	2,470	2,624
11.63%, 06/15/2017	4,465	5,068
Toys “R” Us Property Co., I LLC
10.75%, 07/15/2017	2,000	2,190
Road & Rail - 1.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.63%, 03/15/2018	2,480	2,691

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Road & Rail (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (continued)
9.75%, 03/15/2020	$2,165	$2,365
Hertz Corp.
7.50%, 10/15/2018	735	780
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	600	646
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.00%, 07/15/2017 - 144A	2,835	3,288
10.25%, 11/15/2019	1,075	1,204
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020	1,115	1,227
8.13%, 12/15/2017	840	924
Software - 1.2%
First Data Corp.
7.38%, 06/15/2019 - 144A	2,535	2,583
Lawson Software, Inc.
9.38%, 04/01/2019 - 144A	1,170	1,185
Sophia, LP / Sophia Finance, Inc.
9.75%, 01/15/2019 - 144A	1,075	1,148
SSI Investments II, Ltd./SSI Co-Issuer LLC
11.13%, 06/01/2018	4,165	4,622
Specialty Retail - 3.1%
Academy, Ltd.
9.25%, 08/01/2019 - 144A	2,170	2,227
Ltd. Brands, Inc.
5.63%, 02/15/2022	3,365	3,394
6.63%, 04/01/2021	4,135	4,482
8.50%, 06/15/2019	2,650	3,134
Michaels Stores, Inc.
7.75%, 11/01/2018	495	527
11.38%, 11/01/2016	1,010	1,073
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	3,325	3,649
Sally Holdings LLC / Sally Capital, Inc.
6.88%, 11/15/2019 - 144A	260	277
Toys “R” Us - Delaware, Inc.
7.38%, 09/01/2016 - 144A	1,440	1,476
Toys “R” Us, Inc.
7.88%, 04/15/2013	3,510	3,633
Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries, Inc.
11.38%, 07/15/2015	840	908
Perry Ellis International, Inc.
7.88%, 04/01/2019	1,490	1,483
PVH Corp.
7.75%, 11/15/2023	2,795	3,186
Trading Companies & Distributors - 0.4%
Aircastle, Ltd.
6.75%, 04/15/2017 - 144A	970	970
7.63%, 04/15/2020 - 144A	485	485
United Rentals North America, Inc.
10.88%, 06/15/2016	1,570	1,778
Transportation Infrastructure - 0.2%
CHC Helicopter SA
9.25%, 10/15/2020 - 144A	1,700	1,687
Wireless Telecommunication Services - 4.1%
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,705	2,861
12.00%, 04/01/2014 - 144A	1,445	1,615

	Principal (000’s)	Value (000’s)
Wireless Telecommunication Services (continued)
iPCS, Inc.
3.80%, 05/01/2014	$880	$827
Nextel Communications, Inc. - Series C
5.95%, 03/15/2014	3,540	3,539
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	2,515	2,427
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013	3,840	3,839
NII Capital Corp.
8.88%, 12/15/2019	2,685	2,813
SBA Telecommunications, Inc.
8.00%, 08/15/2016	967	1,040
8.25%, 08/15/2019	660	728
Sprint Nextel Corp.
6.00%, 12/01/2016	1,530	1,366
8.38%, 08/15/2017	1,500	1,448
9.00%, 11/15/2018 - 144A	7,165	7,863
9.13%, 03/01/2017 - 144A	995	990

Total Corporate Debt Securities (cost $661,685)		681,898

CONVERTIBLE BOND - 0.0% ¥
Independent Power Producers & Energy Traders - 0.0% ¥
Mirant Corp. (Escrow Certificates)
2.50%, 06/15/2021	1,220		♦
Total Convertible Bond (cost $♦)

LOAN ASSIGNMENTS - 5.0%
Automobiles - 0.2%
DaimlerChrysler Group LLC, Tranche B
6.00%, 05/24/2017 *	1,390	1,410
Building Products - 0.4%
Panolam Industries International, Inc., 1st Lien
8.25%, 12/31/2013 *	2,232	2,105
Panolam Industries International, Inc., 2nd Lien
10.00%, 06/30/2014 *	886	811
Chemicals - 0.2%
Petrologistics, LP, Tranche B
0.00%, 03/23/2017	1,260	1,260
Diversified Financial Services - 0.5%
CEVA Group PLC Extended Letter of Credit
5.58%, 08/31/2016 *	535	497
CEVA Group PLC Extended, Tranche B
5.55%, 08/31/2016 *	1,493	1,386
Nuveen Investments, Inc,. New 2nd Lien
5.82%, 03/14/2019	2,000	2,030
Electric Utilities - 0.4%
Texas Competitive Electric Holdings Co LLC, Non-Extended
3.74%, 10/10/2014 *	4,791	2,925
Food Products - 0.4%
Del Monte Foods Co.
4.50%, 03/08/2018 *	2,779	2,769
Hotels, Restaurants & Leisure - 0.3%
Cannery Casino Resorts, 2nd Lien
4.49%, 05/16/2014 *	860	787
CCM Merger, Inc., Tranche B
7.00%, 03/01/2017 *	946	948
NPC International, Inc., Tranche B
0.00%, 12/28/2018 *	400	403
Household Products - 0.4%
Amscan Holdings, Inc., Tranche B
6.75%, 12/04/2017 *	3,250	3,250

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Insurance - 0.6%
Asurion Corp., Tranche B
11.00%, 08/16/2019	$3,100	$3,135
Asurion Corp., Second Lien
9.00%, 05/24/2019 *	1,800	1,820
Personal Products - 0.5%
Revlon Consumer Products Corp., Tranche B
4.75%, 11/17/2017 *	3,820	3,810
Pharmaceuticals - 0.6%
Axcan Intermediate Holdings, Inc., Tranche B
5.50%, 02/10/2017 *	2,370	2,362
Quintiles Transnational Corp.
7.50%, 02/22/2017	3,400	3,402
Software - 0.2%
First Data Corp., Tranche B2
2.99%, 09/24/2014	1,314	1,265
Specialty Retail - 0.3%
Academy, Ltd.
6.00%, 08/03/2018 *	1,496	1,501
Burlington Coat Factory Warehouse Corp.,
Tranche B
6.25%, 02/23/2017 *	1,134	1,137

Total Loan Assignments (cost $39,679)		39,013

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCKS - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., 4.50%	18,815	1,724
Chesapeake Energy Corp., 5.00%	2,304	192

Total Convertible Preferred Stocks (cost $2,091)		1,916

PREFERRED STOCK - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I, 8.13% *	87,120	2,013
Total Preferred Stock (cost $2,200)

COMMON STOCKS - 0.8%
Airlines - 0.0% ¥
Delta Air Lines, Inc. ‡	13,451	133
Building Products - 0.2%
Panolam Holdings Co. ‡ § Δ	1,803	1,540
Construction Materials - 0.6%
RathGibson, Inc. (Escrow Certificates) ‡ § Δ	95,700	4,163
Hotels, Restaurants & Leisure - 0.0% ¥
Greektown Superholdings, Inc. ‡	1,131	58
Independent Power Producers & Energy Traders - 0.0% ¥
Mirant Corp. (Escrow Certificates) ‡	550,000	♦
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. - Class A ‡	7,723	225

Total Common Stocks (cost $4,305)		6,119

INVESTMENT COMPANY - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Adelphia Recovery Trust	2,697,805	♦
Total Investment Company (cost $2,641)

RIGHT - 0.0% ¥
Hotels, Restaurants & Leisure - 0.0% ¥
BLB Contingent Value Rights ‡ § Δ	2,010	8
Total Right (cost $2,010)

	Shares	Value (000’s)
WARRANTS - 0.0% ¥
Food Products - 0.0% ¥
American Seafoods Group LLC ‡
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	$89
Media - 0.0% ¥
Reader’s Digest Association, Inc. ‡ § Δ
Expiration: 02/19/2014
Exercise Price: $47.35	13,112		♦
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	59

Total Warrants (cost $♦)		148

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $35,748 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $36,468.	$35,748	35,748
Total Repurchase Agreement (cost $35,748)

Total Investment Securities (cost $754,118) P		766,863
Other Assets and Liabilities - Net		6,946

Net Assets		$773,809

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

In default.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $6,938, or 0.90% of the portfolio’s net assets.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $754,118. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,969 and $29,224, respectively. Net unrealized appreciation for tax purposes is $12,745.
♦	Amount is less than 1.
§	Illiquid. Total aggregate market value of illiquid securities is $19,006, or 2.46%, of the portfolio’s net assets.
Δ	Restricted. At 03/31/2012, the portfolio owned the respective securities (representing 1.27% of the portfolio’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Principal	Cost	Value	Price*
American Seafoods Group LLC	05/07/2010	$4,515	$4,418	$4,121	$91.25

Description	Date of Acquisition	Shares*	Cost	Value	Price*
Panolam Holdings Co.	12/29/2009	1,803	$3,080	$1,540	$854.04
RathGibson, Inc. (Escrow Certificates)	06/14/2010	95,700	508	4,163	43.50
BLB Contingent Value Rights	11/22/2010	2,010	2,010	8	4.00
Reader’s Digest Association, Inc.	05/18/2010	13,112	♦	♦	¥

*	Amount not rounded to thousands.
¥	Price rounds to less than $0.01.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $291,762, or 37.71%, of the fund’s net assets.
BP	Basis Point

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$416	$—	$5,703	$6,119
Convertible Bond	—	—	♦	♦
Convertible Preferred Stocks	1,916	—	—	1,916
Corporate Debt Securities	—	680,663	1,235	681,898
Investment Company	—	♦	—	♦
Loan Assignments	—	39,013	—	39,013
Preferred Corporate Debt Security	—	—	♦	♦
Preferred Stocks	2,013	—	—	2,013
Repurchase Agreement	—	35,748	—	35,748
Right	—	8	—	8
Warrants	148	—	♦	148

Total	$4,493	$755,432	$6,938	$766,863

'	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation / (Depreciation)ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012ƒ
Common Stocks	$4,497	$—	$—	$—	$—	$1,206	$—	$—	$5,703	$1,206
Convertible Bonds	♦	—	—	—	—	—	—	—	♦	—
Corporate Debt Securities	1,355	—	(210)	(13)	3	100	—	—	1,235	124
Loan Assignments	7,411	838	(7,438)	5	♦	(5)	—	(811)	—	—
Preferred Corporate Debt Securities	♦	—	—	—	—	—	—	—	♦	—
Warrants	♦	—	—	—	—	—	—	—	♦	—

Total	$13,263	$838	$(7,648)	$(8)	$3	$1,301	$—	$(811)	$6,938	$1,330

'	Transfers between levels are considered to have occurred at the end of the reporting period. As of period end 03/31/2012, securities with an aggregate market value of $811 transferred from Level 3 to Level 2 due to availability of observable inputs. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 3/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
♦	Amount is less than 1.
Total aggregate market value of Level 3 is 0.90% of the fund’s net assets.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury Bond
3.13%, 11/15/2041 - 02/15/2042	$532	$510
4.75%, 02/15/2041	165	210
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	175	167
2.13%, 02/15/2041	111	147
U.S. Treasury Note
0.25%, 02/15/2015	70	69
0.38%, 03/15/2015	485	483
0.50%, 08/15/2014	95	95
0.63%, 06/30/2012 g	80	80
0.88%, 02/28/2017	280	278
1.00%, 03/31/2017	130	130
1.38%, 02/28/2019	680	670
2.00%, 02/15/2022	1,825	1,791

Total U.S. Government Obligations (cost $4,624)		4,630

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.9%
Fannie Mae
2.68%, 10/09/2019 	280	217
3.09%, 03/01/2041 *	80	84
3.15%, 03/01/2041 *	76	79
3.31%, 12/01/2040 *	91	96
3.50%, 11/01/2026 - 03/01/2042	667	696
4.00%, 02/01/2025 - 12/01/2041	2,177	2,303
4.50%, 01/01/2041 - 06/01/2041	2,825	3,013
5.00%, 09/01/2033 - 12/01/2035	689	745
5.50%, 09/01/2034 - 08/01/2037	670	736
6.00%, 05/01/2038 - 09/01/2039	609	673
6.50%, 07/01/2037 - 10/01/2039	494	554
Fannie Mae, TBA
3.50%	200	205
4.50%	800	856
5.00%	300	324
5.50%	400	436
6.00%	1,000	1,101
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	350	411
Freddie Mac
2.87%, 12/25/2021	220	221
3.05%, 02/01/2041 *	83	87
3.97%, 01/25/2021 *	120	131
4.02%, 11/25/2044 - 144A *	20	18
Freddie Mac, IO
1.60%, 10/25/2018 *	290	25
Freddie Mac, TBA
4.50%	100	106
5.00%	700	752
Ginnie Mae
1.40%, 11/20/2059 *	465	475
Ginnie Mae, TBA
4.00%	400	429
4.50%	800	870
5.00%	800	884
5.50%	400	447
6.00%	300	339
Resolution Funding Corp., Interest STRIPS
2.23%, 07/15/2018 	250	223
2.30%, 10/15/2018 	250	221

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority
5.25%, 09/15/2039	$60	$72

Total U.S. Government Agency Obligations (cost $17,530)		17,829

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Italy Buoni Poliennali Del Tesoro
5.00%, 03/01/2022	EUR200	264
Poland Government International Bond
5.00%, 03/23/2022	$40	42
Republic of Brazil
7.13%, 01/20/2037	25	34
Republic of South Africa
5.50%, 03/09/2020	100	112
Russian Federation
7.50%, 03/31/2030 Reg S	230	274
United Mexican States
5.13%, 01/15/2020 ^	180	207

Total Foreign Government Obligations (cost $902)		933

MORTGAGE-BACKED SECURITIES - 5.4%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.08%, 02/25/2035 *	71	69
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.99%, 11/15/2015 - 144A *	118	111
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A *	100	106
Banc of America Merrill Lynch Commercial
Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 *	250	277
Series 2007-3, Class A4
5.63%, 06/10/2049 *	60	67
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A3
5.74%, 06/11/2050	115	120
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.45%, 12/25/2046 *	1,042	215
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
5.82%, 06/15/2038 *	40	42
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	90	100
Series 2010-RR2, Class 2A
5.79%, 09/15/2039 - 144A *	120	133
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	200	219
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	140	142
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class AAB
5.48%, 12/10/2049	100	104
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
3.23%, 03/18/2035 *	408	358
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AJ
5.88%, 07/10/2038 *	40	34

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust
Series 2004-6, Class 1A1
1.04%, 10/25/2034 *	$164	$130
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
5.65%, 09/25/2037 *	306	245
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.91%, 08/25/2037 *	379	260
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	195	203
Series 2004-LN2, Class A2
5.12%, 07/15/2041	90	96
Series 2006-CB14, Class AM
5.45%, 12/12/2044 *	50	51
Series 2007-CB18, Class A3
5.45%, 06/12/2047	93	97
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	190	205
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1
2.54%, 07/25/2034 *	258	263
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
5.01%, 05/25/2034 *	124	124
Series 2005-A5, Class A3
2.64%, 06/25/2035 *	1,300	980
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	60	64
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	200	219
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.88%, 10/25/2028 *	134	122
Morgan Stanley Capital I
Series 2007-HQ12, Class A2FX
5.60%, 04/12/2049 *	81	84
Morgan Stanley Capital I, IO
Series 2012-C4, Class XA
2.90%, 03/15/2045 - 144A *	510	78
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	98	98
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	106	107
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.94%, 01/19/2034 *	232	197
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	240	266

Total Mortgage-Backed Securities (cost $7,223)		5,986

ASSET-BACKED SECURITIES - 2.6%
AEP Texas Central Transition Funding LLC
Series 2012-1, Class A3
2.85%, 03/01/2026	125	123

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
AH Mortgage Advance Trust
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	$100	$100
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016	115	119
Series 2011-5, Class C
3.44%, 10/08/2017	40	41
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100	108
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	25	25
Series 2012-1, Class C
2.20%, 10/16/2017	15	15
Series 2012-1, Class D
3.09%, 08/15/2018	15	15
CenterPoint Energy Transition Bond Co., LLC
Series 2012-1, Class A3
3.03%, 10/15/2025	120	121
Education Funding Capital Trust I
Series 2003-3, Class A7
2.43%, 12/15/2042 *	150	123
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	35	35
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	15	15
Series 2011-2, Class C
2.37%, 09/15/2015	40	40
Series 2011-2, Class D
2.86%, 09/15/2015	30	30
Series 2012-1, Class C
1.74%, 01/15/2016 *	100	100
Series 2012-1, Class D
2.34%, 01/15/2016 *	100	100
Hertz Corp.
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120	132
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	30	30
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.14%, 11/25/2024 *	100	103
PFS Financing Corp.
Series 2012-AA, Class A
1.44%, 02/15/2016 - 144A *	100	100
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	209	207
Series 2011-S1A, Class C
2.01%, 08/15/2016 - 144A	219	217
Series 2011-WO, Class C
3.19%, 10/15/2015 - 144A	70	70
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	110	110
Series 2010-2, Class C
3.89%, 07/17/2017	130	133
Series 2011-1, Class D
4.01%, 02/15/2017	100	100

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	$146	$145
Series 2011-S1A, Class D
3.10%, 03/15/2013 - 144A	60	60
Series 2012-1, Class B
2.72%, 05/16/2016	25	25
Series 2012-1, Class C
3.78%, 11/15/2017	35	36
Scholar Funding Trust
Series 2011-A, Class A
1.45%, 10/28/2043 - 144A *	138	133
SLM Student Loan Trust
Series 2004-B, Class A2
0.67%, 06/15/2021 *	187	179

Total Asset-Backed Securities (cost $2,887)		2,890

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	45	50
5.50%, 06/15/2043	55	63

Total Municipal Government Obligations (cost $99)		113

PREFERRED CORPORATE DEBT SECURITIES - 0.0% ¥
Capital Markets - 0.0% ¥
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 ‡ Ž §	200	♦
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 ‡	120	♦
State Street Capital Trust IV
1.47%, 06/15/2037 *	10	7
Diversified Financial Services - 0.0% ¥
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037	25	26

Total Preferred Corporate Debt Securities (cost $301)		33

CORPORATE DEBT SECURITIES - 12.1%
Auto Components - 0.0% ¥
BorgWarner, Inc.
4.63%, 09/15/2020	30	32
Automobiles - 0.0% ¥
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023	453	♦
Capital Markets - 0.5%
BP Capital Markets PLC
3.13%, 10/01/2015	40	42
3.88%, 03/10/2015 ^	100	107
Credit Suisse
5.40%, 01/14/2020 ^	25	26
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	320	330
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 ‡	100	29
Lehman Brothers Holdings, Inc. - Series I
6.75%, 12/28/2017 ‡	480	♦
Morgan Stanley
5.50%, 07/28/2021 ^	40	39
Chemicals - 0.1%
Dow Chemical Co.
4.13%, 11/15/2021 ^	40	41
Lyondell Chemical Co.
11.00%, 05/01/2018	50	56

	Principal (000’s)	Value (000’s)
Chemicals (continued)
Westlake Chemical Corp.
6.63%, 01/15/2016	$17	$17
Commercial Banks - 1.2%
Capital One Capital V
10.25%, 08/15/2039 ^	25	26
Capital One Capital VI
8.88%, 05/15/2040	70	70
DNB Boligkreditt AS
2.90%, 03/29/2016 - 144A	325	335
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	65	65
Glitnir Banki HF
6.33%, 07/28/2011 - 144A ‡	160	43
6.69%, 06/15/2016 - 144A ‡	380	♦
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	200	202
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	150	153
HSBC Holdings PLC
6.10%, 01/14/2042	35	41
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A ‡	140	6
Sparebank 1 Boligkreditt AS
2.30%, 06/30/2017 - 144A	200	199
Wells Fargo & Co.
3.50%, 03/08/2022	120	118
Construction Materials - 0.0% ¥
Lafarge SA
7.13%, 07/15/2036 ^	17	16
Consumer Finance - 0.3%
Ally Financial, Inc.
1.75%, 10/30/2012	150	151
Capital One Financial Corp.
4.75%, 07/15/2021 ^	90	95
SLM Corp.
6.25%, 01/25/2016 ^	78	81
Containers & Packaging - 0.0% ¥
Ball Corp.
6.75%, 09/15/2020 ^	50	55
Diversified Consumer Services - 0.0% ¥
Service Corp., International
7.50%, 04/01/2027	35	35
Diversified Financial Services - 1.4%
Bank of America Corp.
3.88%, 03/22/2017 ^	60	60
5.70%, 01/24/2022	35	37
6.50%, 08/01/2016	40	44
7.63%, 06/01/2019	25	29
Citigroup, Inc.
4.59%, 12/15/2015	345	363
5.00%, 09/15/2014	40	41
Credit Suisse AG
1.63%, 03/06/2015 - 144A ^	230	231
JPMorgan Chase & Co.
3.15%, 07/05/2016 ^	51	53
JPMorgan Chase Bank NA
6.00%, 10/01/2017	250	286
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A ‡	130	♦
Kaupthing Bank Hf - Series 1
7.63%, 02/28/2015 - 144A ‡	710	188

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A * Ž	$70	$66
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A ^	25	26
Diversified Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 ^	44	46
8.50%, 11/01/2019	50	55
Level 3 Financing, Inc.
8.13%, 07/01/2019 - 144A	64	67
8.75%, 02/15/2017 ^	11	11
Sprint Capital Corp.
6.88%, 11/15/2028	24	18
8.75%, 03/15/2032	60	51
Verizon Communications, Inc.
3.50%, 11/01/2021 ^	50	51
6.10%, 04/15/2018	63	77
6.40%, 02/15/2038	37	45
8.95%, 03/01/2039	10	15
Electric Utilities - 1.1%
Alabama Power Co.
3.95%, 06/01/2021	55	59
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036 ^	37	40
8.88%, 11/15/2018	7	9
Duke Energy Carolinas LLC
4.25%, 12/15/2041 ^	50	50
Energy Future Intermediate Holding Co. LLC /
EFIH Finance, Inc.
10.00%, 12/01/2020	336	366
Georgia Power Co.
3.00%, 04/15/2016 ^	100	106
Hydro Quebec
8.05%, 07/07/2024	240	345
8.40%, 01/15/2022	95	134
9.40%, 02/01/2021	50	73
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	30	38
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	30	32
Energy Equipment & Services - 0.6%
Cie Generale de Geophysique-Veritas
7.75%, 05/15/2017 ^	40	42
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	75	84
Ensco PLC
3.25%, 03/15/2016	20	21
4.70%, 03/15/2021 ^	45	49
Noble Holding International, Ltd.
5.25%, 03/15/2042	50	50
Pride International, Inc.
6.88%, 08/15/2020	30	37
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	15	14
Transocean, Inc.
5.05%, 12/15/2016	90	95
6.38%, 12/15/2021 ^	175	196
6.50%, 11/15/2020	50	56
Food Products - 0.1%
Kraft Foods, Inc.
6.50%, 08/11/2017 - 02/09/2040 ^	105	128

	Principal (000’s)	Value (000’s)
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	$138	$152
Health Care Providers & Services - 0.3%
Fresenius Medical Care U.S. Finance, Inc.
6.88%, 07/15/2017 ^	120	132
HCA, Inc.
6.30%, 10/01/2012	6	6
6.50%, 02/15/2020	50	53
Tenet Healthcare Corp.
6.25%, 11/01/2018 - 144A ^	55	57
10.00%, 05/01/2018 ^	45	52
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	15	15
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.
6.75%, 04/15/2014	25	25
7.13%, 02/01/2016 ^	80	77
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	50	39
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A	20	14
MGM Resorts International
10.38%, 05/15/2014	50	57
11.13%, 11/15/2017	120	136
Mohegan Tribal Gaming Authority
10.50%, 12/15/2016 - 144A ^	15	13
Station Casinos, Inc.
6.88%, 03/01/2016 ‡	10	♦
Wyndham Worldwide Corp.
4.25%, 03/01/2022	80	78
Household Products - 0.2%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	210	217
Independent Power Producers & Energy Traders - 0.0% ¥
Constellation Energy Group, Inc.
7.60%, 04/01/2032	25	33
Insurance - 1.1%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR100	126
American International Group, Inc.
3.80%, 03/22/2017 ^	$106	107
5.45%, 05/18/2017	45	48
8.18%, 05/15/2058 * ^	25	26
AXA SA
5.25%, 04/16/2040 *	EUR50	57
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019	$40	44
Lincoln National Corp.
7.00%, 06/15/2040	50	59
Manulife Financial Corp.
3.40%, 09/17/2015	110	113
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	100	110
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	200	202
5.13%, 06/10/2014 - 144A	100	109
Prudential Financial, Inc.
4.75%, 09/17/2015 ^	140	152
XL Group PLC
6.50%, 04/15/2017 * Ž ^	60	51

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Machinery - 0.0% ¥
Joy Global, Inc.
5.13%, 10/15/2021	$25	$27
Media - 0.8%
CBS Corp.
4.63%, 05/15/2018 ^	20	22
5.75%, 04/15/2020 ^	30	34
8.88%, 05/15/2019	30	39
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017	30	33
Comcast Corp.
5.88%, 02/15/2018	99	117
6.45%, 03/15/2037	50	60
COX Communications, Inc.
8.38%, 03/01/2039 - 144A ^	95	135
CSC Holdings LLC
8.50%, 04/15/2014	31	34
8.63%, 02/15/2019 ^	5	6
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 - 144A ^	25	24
6.38%, 03/01/2041	55	62
DISH DBS Corp.
7.00%, 10/01/2013 ^	30	32
NBCUniversal Media LLC
4.38%, 04/01/2021	97	104
News America, Inc.
6.40%, 12/15/2035 ^	5	6
6.65%, 11/15/2037	10	12
Time Warner Cable, Inc.
5.50%, 09/01/2041 ^	60	63
5.88%, 11/15/2040	55	59
Time Warner, Inc.
4.70%, 01/15/2021 ^	30	33
6.10%, 07/15/2040	20	22
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017 ^	20	20
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A	45	45
Novelis, Inc.
8.75%, 12/15/2020 ^	80	88
Steel Dynamics, Inc.
6.75%, 04/01/2015	65	66
Multiline Retail - 0.2%
JC Penney Corp., Inc.
7.40%, 04/01/2037	20	20
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	95	109
7.45%, 07/15/2017	75	91
Multi-Utilities - 0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016	70	71
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	163	187
6.38%, 09/15/2017	85	101
Consol Energy, Inc.
8.25%, 04/01/2020	10	10
Enterprise Products Operating LLC
6.30%, 09/15/2017	150	177
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	50	60

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	$100	$117
6.38%, 03/01/2041 ^	20	22
6.55%, 09/15/2040	15	17
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 ^	185	194
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	80	78
Marathon Petroleum Corp.
6.50%, 03/01/2041	132	143
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	110	115
Nexen, Inc.
7.50%, 07/30/2039	135	166
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A ^	90	88
Petrobras International Finance Co.
3.88%, 01/27/2016	160	168
5.75%, 01/20/2020	150	166
Plains Exploration & Production Co.
10.00%, 03/01/2016 ^	10	11
Range Resources Corp.
5.75%, 06/01/2021	10	11
7.25%, 05/01/2018	90	95
SandRidge Energy, Inc.
8.75%, 01/15/2020	60	62
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049	25	♦
Western Gas Partners, LP
5.38%, 06/01/2021	95	102
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 ^	50	53
6.00%, 11/15/2041	60	65
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021 ^	25	25
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	50	51
Real Estate Investment Trusts - 0.2%
ERP Operating, LP
4.63%, 12/15/2021 ^	55	58
Ventas Realty, LP
4.75%, 06/01/2021	35	35
Vornado Realty, LP
5.00%, 01/15/2022	135	139
WEA Finance LLC
4.63%, 05/10/2021 - 144A	35	35
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	55	55
11.50%, 04/15/2017	105	99
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	135	154
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A ^	35	36
8.25%, 01/15/2021 - 144A ^	5	5
Oracle Corp.
5.38%, 07/15/2040 ^	35	40

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Specialty Retail - 0.0% ¥
QVC, Inc.
7.50%, 10/01/2019 - 144A	$45	$49
Wireless Telecommunication Services - 0.3%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	200	222
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	4	4
SBA Tower Trust
5.10%, 04/15/2017 - 144A	40	43
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	100	110

Total Corporate Debt Securities (cost $14,908)		13,456

	Shares	Value (000’s)
PREFERRED STOCKS - 0.1%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% *	1,692	46
U.S. Government Agency Obligation - 0.0% ¥
Fannie Mae, 0.00% *	600	1
Fannie Mae, 8.25% *	10,800	15
Freddie Mac, 8.38% *	14,925	21

Total Preferred Stocks (cost $720)		83

COMMON STOCKS - 61.0%
Aerospace & Defense - 1.2%
General Dynamics Corp.	919	67
Honeywell International, Inc.	3,043	186
Textron, Inc.	1,174	33
United Technologies Corp. ^	12,642	1,048
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	4,245	343
Auto Components - 0.3%
Johnson Controls, Inc. ^	9,712	315
Automobiles - 0.4%
General Motors Co. ‡^	15,401	395
Beverages - 1.5%
Coca-Cola Co.	13,997	1,035
Coca-Cola Enterprises, Inc.	3,919	112
Constellation Brands, Inc. - Class A ‡^	1,487	35
Dr. Pepper Snapple Group, Inc. ^	3,795	153
PepsiCo, Inc.	5,193	345
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. ‡	864	80
Biogen Idec, Inc. ‡^	3,908	492
Celgene Corp. ‡	8,195	636
Onyx Pharmaceuticals, Inc. ‡	712	27
Vertex Pharmaceuticals, Inc. ‡	2,099	86
Building Products - 0.1%
Masco Corp. ^	10,232	137
Capital Markets - 1.4%
Ameriprise Financial, Inc.	1,855	106
Goldman Sachs Group, Inc.	2,906	361
Invesco, Ltd.	12,327	329
Morgan Stanley ^	11,672	229
State Street Corp.	10,969	500
TD Ameritrade Holding Corp. ^	3,721	73
Chemicals - 1.4%
Air Products & Chemicals, Inc. ^	6,054	556

	Shares	Value (000’s)
Chemicals (continued)
Dow Chemical Co. ^	2,182	$76
E.I. du Pont de Nemours & Co.	16,017	847
Monsanto Co.	820	65
Commercial Banks - 1.7%
Comerica, Inc. ^	2,148	70
Huntington Bancshares, Inc.	11,040	71
KeyCorp	10,278	87
SunTrust Banks, Inc.	5,165	125
U.S. Bancorp ^	4,503	143
Wells Fargo & Co.	41,228	1,407
Communications Equipment - 1.4%
Cisco Systems, Inc.	37,215	786
Juniper Networks, Inc. ‡^	2,740	63
QUALCOMM, Inc.	10,860	739
Computers & Peripherals - 3.9%
Apple, Inc. ‡	6,089	3,651
EMC Corp. ‡^	5,453	163
Hewlett-Packard Co.	10,572	252
NetApp, Inc. ‡^	4,128	185
SanDisk Corp. ‡^	4,039	200
Construction & Engineering - 0.5%
Fluor Corp.	8,764	526
Consumer Finance - 1.0%
American Express Co.	6,840	396
Capital One Financial Corp.	11,726	653
Discover Financial Services	864	29
Containers & Packaging - 0.2%
Crown Holdings, Inc. ‡	1,757	65
Sealed Air Corp.	5,566	107
Diversified Financial Services - 1.8%
Bank of America Corp. ^	70,194	672
Citigroup, Inc. ^	22,951	839
CME Group, Inc. - Class A	835	242
IntercontinentalExchange, Inc. ‡	1,625	223
NYSE Euronext ^	2,541	76
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	10,823	338
Verizon Communications, Inc. ^	26,672	1,020
Electric Utilities - 0.9%
FirstEnergy Corp. ^	2,400	109
NextEra Energy, Inc. ^	6,599	404
Northeast Utilities ^	2,482	92
NV Energy, Inc.	14,460	233
PPL Corp.	4,782	135
Electrical Equipment - 0.6%
Emerson Electric Co. ^	13,708	715
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	11,891	500
Ensco PLC ADR	3,973	210
Halliburton Co. ^	4,202	139
Nabors Industries, Ltd. ‡	3,359	59
National Oilwell Varco, Inc. ^	5,013	398
Schlumberger, Ltd.	6,484	453
Weatherford International, Ltd. ‡	4,184	63
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	12,042	540
Kroger Co.	3,392	82
Sysco Corp. ^	3,662	109
Wal-Mart Stores, Inc.	5,561	340
Food Products - 1.4%
Archer-Daniels-Midland Co.	6,895	218
General Mills, Inc.	5,117	202
Kellogg Co. ^	1,748	94
Kraft Foods, Inc. - Class A	20,949	797
Ralcorp Holdings, Inc. ‡	2,232	165
Tyson Foods, Inc. - Class A	4,510	86

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Gas Utilities - 0.4%
AGL Resources, Inc.	5,222	$204
Atmos Energy Corp.	2,148	68
EQT Corp. ^	2,552	123
Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co. ^	2,673	208
CareFusion Corp. ‡	1,190	31
Covidien PLC	12,797	699
Health Care Providers & Services - 1.3%
CIGNA Corp.	2,895	143
Express Scripts, Inc. ‡^	2,414	131
Humana, Inc. ^	3,089	286
McKesson Corp.	2,610	229
UnitedHealth Group, Inc.	10,537	620
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. ^	10,954	352
Marriott International, Inc. - Class A ^	56	2
McDonald’s Corp.	1,410	138
Royal Caribbean Cruises, Ltd. ^	1,072	32
Yum! Brands, Inc.	2,882	205
Household Durables - 0.3%
D.R. Horton, Inc. ^	7,783	118
NVR, Inc. ‡^	89	65
PulteGroup, Inc. ‡^	9,704	86
Ryland Group, Inc. ^	2,089	40
Toll Brothers, Inc. ‡	2,238	54
Household Products - 1.3%
Kimberly-Clark Corp. ^	1,729	128
Procter & Gamble Co.	19,752	1,327
Industrial Conglomerates - 1.4%
3M Co.	3,430	306
General Electric Co.	40,673	816
Tyco International, Ltd.	8,473	476
Insurance - 1.6%
ACE, Ltd. ^	3,293	241
Allstate Corp.	6,199	204
Axis Capital Holdings, Ltd.	942	31
Berkshire Hathaway, Inc. - Class B ‡	2,726	221
Everest RE Group, Ltd.	1,789	166
MetLife, Inc.	14,929	557
PartnerRe, Ltd. ^	444	30
Prudential Financial, Inc. ^	4,884	310
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. ‡	2,291	464
Expedia, Inc. ^	4,396	147
TripAdvisor, Inc. ‡^	461	16
Internet Software & Services - 0.9%
eBay, Inc. ‡	3,897	144
Google, Inc. - Class A ‡	1,280	821
IT Services - 1.9%
Accenture PLC - Class A	6,362	410
Cognizant Technology Solutions Corp. - Class A ‡	4,772	367
Fidelity National Information Services, Inc. ^	1,307	43
Genpact, Ltd. ‡	12,049	196
International Business Machines Corp.	3,879	810
Mastercard, Inc. - Class A	601	253
Western Union Co. ^	3,269	58
Life Sciences Tools & Services - 0.1%
PerkinElmer, Inc. ^	2,163	60
Machinery - 1.1%
Cummins, Inc.	318	38
Ingersoll-Rand PLC ^	4,898	203
Kennametal, Inc.	1,586	71
PACCAR, Inc. ^	9,328	436
Parker Hannifin Corp. ^	1,165	99
SPX Corp.	3,286	254
Timken Co.	1,459	74

	Shares	Value (000’s)
Media - 2.7%
CBS Corp. - Class B	24,878	$844
Comcast Corp. - Class A ^	32,239	967
DIRECTV - Class A ‡	5,148	254
Discovery Communications, Inc. ‡^	2,805	142
Time Warner, Inc.	18,530	700
Walt Disney Co. ^	3,152	138
Metals & Mining - 0.5%
Alcoa, Inc. ^	17,783	177
Freeport-McMoRan Copper & Gold, Inc.	3,089	118
Newmont Mining Corp.	2,592	133
U.S. Steel Corp. ^	2,511	74
Walter Energy, Inc.	516	31
Multiline Retail - 0.8%
Kohl’s Corp. ^	2,927	146
Macy’s, Inc. ^	6,514	259
Target Corp. ^	7,817	456
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	13,736	271
DTE Energy Co.	3,879	213
OGE Energy Corp.	245	13
PG&E Corp. ^	11,764	511
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	2,094	164
Apache Corp.	2,037	205
Chevron Corp.	13,113	1,406
ConocoPhillips ^	7,039	535
Devon Energy Corp.	3,333	237
Exxon Mobil Corp. ^	19,037	1,652
Marathon Petroleum Corp. ^	1,553	67
Occidental Petroleum Corp.	4,315	411
Peabody Energy Corp.	2,156	62
Pioneer Natural Resources Co. ^	984	110
Range Resources Corp.	4,103	239
SemGroup Corp. - Class A ‡^	64	2
Sunoco, Inc.	496	19
Valero Energy Corp.	5,100	131
Williams Cos., Inc.	12,197	376
Pharmaceuticals - 3.5%
Abbott Laboratories	11,519	706
Allergan, Inc. ^	3,106	296
Johnson & Johnson	4,485	296
Merck & Co., Inc.	32,263	1,239
Mylan, Inc. ‡	13,560	318
Pfizer, Inc.	46,330	1,050
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. ^	2,644	192
Colonial Properties Trust	3,024	66
Cousins Properties, Inc.	4,229	32
Duke Realty Corp. ^	3,789	54
Equity Lifestyle Properties, Inc. ^	870	61
Equity Residential ^	1,675	105
Highwoods Properties, Inc. ^	1,824	61
Mack-Cali Realty Corp. ^	3,099	89
Mid-America Apartment Communities, Inc. ^	1,065	71
Pebblebrook Hotel Trust ^	1,579	36
Post Properties, Inc. ^	1,497	70
Senior Housing Properties Trust	3,472	77
UDR, Inc. ^	2,568	69
Vornado Realty Trust	1,706	144
Weyerhaeuser Co. ^	5,888	129
Real Estate Management & Development - 0.0% ¥
Howard Hughes Corp. ‡	458	29
Road & Rail - 1.7%
CSX Corp.	29,823	642
Norfolk Southern Corp.	5,200	342
Union Pacific Corp.	8,679	933

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	7,889	$314
Intel Corp.	3,551	100
KLA-Tencor Corp.	878	48
LAM Research Corp. ‡^	7,225	322
MagnaChip Semiconductor Corp. ‡	149	2
Marvell Technology Group, Ltd. ‡	4,306	68
ON Semiconductor Corp. ‡	8,150	73
Texas Instruments, Inc.	3,005	101
Xilinx, Inc. ^	10,087	368
Software - 2.6%
Adobe Systems, Inc. ‡	5,715	196
Citrix Systems, Inc. ‡	1,630	129
Microsoft Corp.	48,426	1,562
Oracle Corp.	34,825	1,015
Specialty Retail - 1.7%
AutoZone, Inc. ‡	910	338
Home Depot, Inc.	12,289	619
Lowe’s Cos., Inc.	17,902	562
Staples, Inc. ^	2,520	41
Tiffany & Co. ^	701	48
TJX Cos., Inc.	7,732	307
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. - Class B	3,804	413
V.F. Corp. ^	3,565	520
Tobacco - 1.1%
Altria Group, Inc.	8,214	254
Philip Morris International, Inc.	10,794	956
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. ‡^	1,512	81

Total Common Stocks (cost $59,933)		68,156

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	1,742	30
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	1,742	19
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡^
Expiration: 11/30/2014
Exercise Price: $25.00	68	♦

Total Warrants (cost $174)		49

	Notional Amount (000’s)	Value (000’s)
PURCHASED OPTION - 0.0% ¥
Put Option - 0.0% ¥
Eurodollar, Mid-Curve 2-Year Future	$63	7
Put Strike $99.00
Expires 05/11/2012
Total Purchased Option (cost $5)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 18.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	20,409,182	20,409
Total Securities Lending Collateral (cost $20,409)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $4,522 on 04/02/2012. Collateralized by a U.S. Government Agency Obligations, 4.00%, due 12/25/2038, and with a total value of $4,617.	$4,522	$4,522
Total Repurchase Agreement (cost $4,522)

Total Investment Securities (cost $134,237) P		139,096
Other Assets and Liabilities - Net		(27,232)

Net Assets		$111,864

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (4.9%)
U.S. Government Agency Obligations - (4.9%)
Fannie Mae, TBA
4.00%	$(1,610)	$(1,691)
4.50%	(2,100)	(2,233)
5.00%	(400)	(431)
5.50%	(1,000)	(1,088)

Total Securities Sold Short (proceeds $(5,430))		$(5,443)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FUTURES CONTRACTS: €

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year U.S. Treasury Note	Short	(22)	06/20/2012	$(11)
2-Year U.S. Treasury Note	Long	20	06/29/2012	(2)
30-Year U.S. Treasury Bond	Long	9	06/20/2012	(2)
5-Year U.S. Treasury Note	Long	8	06/29/2012	(1)
90-Day Eurodollar	Short	(9)	03/16/2015	3
90-Day Eurodollar	Short	(9)	06/15/2015	3
90-Day Eurodollar	Short	(9)	09/14/2015	3
90-Day Eurodollar	Short	(9)	12/14/2015	4
German Euro BOBL	Short	(1)	06/07/2012	♦
S&P 500 E-Mini Index	Long	7	06/15/2012	21
Ultra Long U.S. Treasury Bond	Long	7	06/20/2012	(26)

				$(8)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized (Depreciation) (000’s)
Euro	DUB	(266)	04/18/2012	$(344)	$(10)
Euro	DUB	173	04/18/2012	233	(2)
Euro	CITI	(191)	04/18/2012	(250)	(5)

					$(17)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
CITI	$(5)	$—	$(5)
DUB	(12)	—	(12)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

g	This security, in the amount of $80, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
€	Cash in the amount of $97 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
	Rate shown reflects the yield at 03/30/2012.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
^	All or a portion of this security is on loan. The value of all securities on loan is $19,733.
In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. Total aggregate market value of illiquid securities is less than $1, or less than 0.01%, of the portfolio’s net assets.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is less than $1, or less than 0.01%, of the portfolio’s net assets.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
P	Aggregate cost for federal income tax purposes is $134,237. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,858 and $4,999, respectively. Net unrealized appreciation for tax purposes is $4,859.
♦	Amount is less than 1.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $6,115 or 5.47% of the portfolio’s net assets.
ADR	American Depositary Receipt
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
IO	Interest Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 03/31/2012
Asset-Backed Securities	$—	$2,890		$—	$2,890
Common Stocks	67,946	210		—	68,156
Corporate Debt Securities	—	13,456		♦	13,456
Foreign Government Obligations	—	933		—	933
Mortgage-Backed Securities	—	5,986		—	5,986
Municipal Government Obligations	—	113		—	113
Preferred Corporate Debt Securities	—	33		—	33
Preferred Stocks	83	—		—	83
Purchased Options	7	—		—	7
Repurchase Agreement	—	4,522		—	4,522
Securities Lending Collateral	20,409	—		—	20,409
U.S. Government Agency Obligations	—	17,829		—	17,829
U.S. Government Obligations	—	4,630		—	4,630
Warrants	49	—		—	49
Total	$88,494	$50,602	$	♦	$139,096

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
U.S. Government Agency Obligations	$—	$(5,443)	$—	$(5,443)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$34	$—	$—	$34
Futures Contracts - Depreciation	(42)	—	—	(42)
Forward Foreign Currency Contracts - Depreciation	—	(17)	—	(17)
Total	$(8)	$(17)	$—	$(25)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 ƒ
Corporate Debt Securities	$	♦	$—	$—	$—	$—	$—	$—	$—	$	♦	$—

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
♦	Amount rounds to less than 1.
Total aggregate market value of Level 3 is less than 0.01% of the fund’s net assets.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 91.7%
Aerospace & Defense - 2.9%
Lockheed Martin Corp.	80,500	$7,234
Northrop Grumman Corp. ^	154,200	9,418
Raytheon Co.	138,100	7,289
Textron, Inc.	141,500	3,938
Airlines - 0.6%
Delta Air Lines, Inc. ‡	615,000	6,095
Automobiles - 0.4%
General Motors Co. ‡	157,800	4,048
Biotechnology - 1.4%
Amgen, Inc.	52,700	3,583
Gilead Sciences, Inc. ‡	204,200	9,975
Capital Markets - 0.5%
Ameriprise Financial, Inc.	83,000	4,742
Chemicals - 2.0%
Agrium, Inc. ^	97,400	8,413
CF Industries Holdings, Inc.	20,400	3,726
Eastman Chemical Co.	67,700	3,499
Huntsman Corp. ^	243,100	3,406
Commercial Banks - 9.5%
Fifth Third Bancorp	773,000	10,861
Huntington Bancshares, Inc.	1,311,200	8,457
KeyCorp	1,056,300	8,979
PNC Financial Services Group, Inc.	155,400	10,022
Regions Financial Corp.	1,288,800	8,493
U.S. Bancorp	404,700	12,821
Wells Fargo & Co.	891,500	30,435
Communications Equipment - 1.7%
Cisco Systems, Inc.	744,400	15,744
Computers & Peripherals - 0.9%
Apple, Inc. ‡	14,000	8,393
Construction & Engineering - 1.0%
KBR, Inc.	255,600	9,087
Consumer Finance - 2.0%
American Express Co.	128,000	7,406
Discover Financial Services	357,400	11,916
Diversified Consumer Services - 0.7%
Apollo Group, Inc. - Class A ‡	161,600	6,244
Diversified Financial Services - 6.2%
Bank of America Corp.	1,092,300	10,453
Citigroup, Inc.	434,900	15,896
JPMorgan Chase & Co.	706,300	32,476
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	597,400	18,657
Verizon Communications, Inc.	534,700	20,441
Electric Utilities - 3.0%
Edison International	255,400	10,856
Entergy Corp.	143,000	9,610
Exelon Corp.	90,200	3,537
NV Energy, Inc.	271,000	4,369
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	230,200	10,313
Kroger Co.	451,600	10,942
Safeway, Inc. ^	169,900	3,434
Food Products - 0.5%
Bunge, Ltd. ^	67,900	4,647
Health Care Providers & Services - 6.9%
Aetna, Inc.	293,200	14,706
AmerisourceBergen Corp. - Class A	203,200	8,063
Cardinal Health, Inc.	220,100	9,489
Health Net, Inc. ‡	246,000	9,770
Humana, Inc.	83,800	7,750
McKesson Corp.	70,100	6,153
UnitedHealth Group, Inc.	98,200	5,788
WellPoint, Inc.	51,200	3,779
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp. ^	120,700	5,614

	Shares	Value (000’s)
Household Durables - 0.6%
Whirlpool Corp.	75,900	$5,834
Industrial Conglomerates - 1.8%
General Electric Co.	869,100	17,443
Insurance - 5.9%
ACE, Ltd.	155,500	11,382
Aflac, Inc.	73,800	3,394
Assurant, Inc. ^	237,500	9,619
Chubb Corp.	95,300	6,586
Lincoln National Corp. ^	129,900	3,424
Prudential Financial, Inc.	138,500	8,780
Reinsurance Group of America, Inc. - Class A	62,500	3,717
Torchmark Corp. ^	69,600	3,470
Travelers Cos., Inc.	98,200	5,813
IT Services - 1.3%
Amdocs, Ltd. ‡	118,600	3,745
Visa, Inc. - Class A	72,700	8,579
Machinery - 0.5%
Timken Co.	98,900	5,018
Media - 3.5%
CBS Corp. - Class B	376,200	12,757
Comcast Corp. - Class A	159,300	4,781
DIRECTV - Class A ‡	227,200	11,210
Interpublic Group of Cos., Inc.	11,400	130
Time Warner Cable, Inc.	58,200	4,743
Multiline Retail - 0.4%
Macy’s, Inc.	102,300	4,064
Multi-Utilities - 2.8%
Ameren Corp.	80,400	2,619
DTE Energy Co.	68,500	3,770
Public Service Enterprise Group, Inc.	309,900	9,486
Sempra Energy	175,100	10,499
Oil, Gas & Consumable Fuels - 11.4%
Chevron Corp.	260,400	27,924
ConocoPhillips	286,600	21,783
Exxon Mobil Corp.	174,300	15,117
Hess Corp.	59,300	3,496
Marathon Oil Corp.	131,100	4,156
Marathon Petroleum Corp.	135,000	5,854
Murphy Oil Corp.	196,500	11,057
Tesoro Corp. ‡	289,700	7,776
Valero Energy Corp.	427,300	11,012
Paper & Forest Products - 0.5%
Domtar Corp.	47,400	4,521
Personal Products - 0.5%
Herbalife, Ltd.	75,600	5,203
Pharmaceuticals - 3.7%
Merck & Co., Inc.	266,500	10,234
Pfizer, Inc.	1,098,000	24,880
Road & Rail - 0.5%
Ryder System, Inc.	95,100	5,021
Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	818,200	23,000
Software - 2.5%
Activision Blizzard, Inc. ^	484,200	6,207
CA, Inc.	185,100	5,101
Microsoft Corp.	121,500	3,918
Symantec Corp. ‡	459,200	8,588
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	42,100	3,729
Best Buy Co., Inc. ^	142,200	3,367
Foot Locker, Inc.	123,000	3,819
Gap, Inc.	373,000	9,750
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	131,300	10,147

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Tobacco - 2.6%
Lorillard, Inc.	105,400	$13,648
Philip Morris International, Inc.	126,300	11,191

Total Common Stocks (cost $718,342)		872,329

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	28,938,917	28,939
Total Securities Lending Collateral (cost $28,939)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 8.2%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $78,430 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 2.26% - 3.50%, due 12/01/2026 - 11/25/2038, and with a total value of $80,003.	$78,430	78,430
Total Repurchase Agreement (cost $78,430)

Total Investment Securities (cost $825,711) P		979,698
Other Assets and Liabilities - Net		(27,842)

Net Assets		$951,856

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $28,211.
‡	Non-income producing security.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $825,711. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $166,337 and $12,350, respectively. Net unrealized appreciation for tax purposes is $153,987.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$872,329	$—	$—	$872,329
Repurchase Agreement	—	78,430	—	78,430
Securities Lending Collateral	28,939	—	—	28,939

Total	$901,268	$78,430	$—	$979,698

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.8%
General Dynamics Corp.	14,200	$1,042
Lockheed Martin Corp.	38,300	3,441
Northrop Grumman Corp.	41,900	2,559
Raytheon Co.	37,000	1,953
Textron, Inc. ^	38,400	1,069
Airlines - 0.6%
Delta Air Lines, Inc. ‡	170,800	1,693
Automobiles - 0.4%
General Motors Co. ‡	41,300	1,059
Beverages - 0.6%
Monster Beverage Corp. ‡	25,400	1,577
Biotechnology - 2.1%
Celgene Corp. ‡	29,900	2,318
Gilead Sciences, Inc. ‡	64,200	3,136
Chemicals - 3.0%
Agrium, Inc. ^	30,900	2,669
CF Industries Holdings, Inc.	8,800	1,607
Eastman Chemical Co.	46,100	2,383
PPG Industries, Inc.	14,200	1,360
Commercial Banks - 6.8%
Fifth Third Bancorp	175,500	2,466
Huntington Bancshares, Inc.	152,800	986
KeyCorp	271,500	2,308
PNC Financial Services Group, Inc.	37,700	2,431
Regions Financial Corp.	217,700	1,435
U.S. Bancorp	91,000	2,883
Wells Fargo & Co.	158,900	5,424
Communications Equipment - 1.9%
Cisco Systems, Inc.	241,600	5,110
Computers & Peripherals - 5.5%
Apple, Inc. ‡	24,300	14,567
Construction & Engineering - 0.4%
Fluor Corp.	16,900	1,015
Consumer Finance - 1.6%
American Express Co.	24,700	1,429
Discover Financial Services	86,400	2,881
Diversified Consumer Services - 0.7%
Apollo Group, Inc. - Class A ‡	49,600	1,917
Diversified Financial Services - 3.8%
Bank of America Corp.	183,900	1,760
Citigroup, Inc.	63,000	2,303
JPMorgan Chase & Co.	128,700	5,917
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	57,800	1,805
Verizon Communications, Inc.	134,100	5,127
Electric Utilities - 1.8%
Edison International	59,200	2,517
Entergy Corp.	33,900	2,278
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	64,400	2,885
Kroger Co.	123,700	2,997
Safeway, Inc. ^	47,300	956
Wal-Mart Stores, Inc.	17,400	1,065
Food Products - 1.6%
Bunge, Ltd. ^	17,600	1,205
Dean Foods Co. ‡	245,500	2,973
Health Care Providers & Services - 7.4%
Aetna, Inc.	68,600	3,440
AmerisourceBergen Corp. - Class A	65,100	2,583
Cardinal Health, Inc.	54,700	2,358
Humana, Inc.	30,500	2,821
McKesson Corp.	38,500	3,379
UnitedHealth Group, Inc.	40,100	2,363
WellPoint, Inc.	40,700	3,004
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp.	66,700	3,102

	Shares	Value (000’s)
Household Durables - 0.4%
Whirlpool Corp. ^	12,400	$953
Household Products - 0.4%
Procter & Gamble Co.	16,600	1,116
Independent Power Producers & Energy Traders - 0.5%
AES Corp. ‡	91,600	1,197
Industrial Conglomerates - 1.3%
General Electric Co.	170,200	3,416
Insurance - 2.0%
ACE, Ltd.	37,000	2,709
Aflac, Inc.	22,100	1,016
Assurant, Inc.	37,800	1,531
IT Services - 3.3%
Amdocs, Ltd. ‡	31,600	998
International Business Machines Corp.	22,200	4,632
Visa, Inc. - Class A	27,500	3,245
Machinery - 2.1%
Caterpillar, Inc.	25,700	2,737
Cummins, Inc.	13,800	1,657
Deere & Co.	13,500	1,092
Media - 4.5%
CBS Corp. - Class B	48,200	1,634
Comcast Corp. - Class A	61,500	1,846
DIRECTV - Class A ‡	78,900	3,893
Interpublic Group of Cos., Inc.	65,100	743
Time Warner Cable, Inc.	25,400	2,070
Viacom, Inc. - Class B	38,500	1,827
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	40,400	1,537
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	40,500	1,240
Oil, Gas & Consumable Fuels - 11.8%
Chevron Corp.	65,500	7,024
ConocoPhillips	64,000	4,865
Exxon Mobil Corp.	114,700	9,948
Hess Corp.	18,800	1,108
Marathon Petroleum Corp.	34,250	1,485
Murphy Oil Corp.	50,600	2,847
Tesoro Corp. ‡	50,600	1,358
Valero Energy Corp.	116,200	2,994
Personal Products - 0.7%
Herbalife, Ltd.	25,300	1,741
Pharmaceuticals - 2.2%
Merck & Co., Inc.	31,300	1,202
Pfizer, Inc.	207,400	4,700
Road & Rail - 1.0%
Ryder System, Inc.	17,100	903
Union Pacific Corp.	16,900	1,816
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	209,300	5,884
LSI Corp. ‡	149,800	1,300
Software - 7.2%
Activision Blizzard, Inc. ^	232,400	2,979
CA, Inc.	103,800	2,861
Microsoft Corp.	249,100	8,033
Oracle Corp.	60,900	1,776
Symantec Corp. ‡	179,600	3,359
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	19,800	1,754
AutoZone, Inc. ‡	6,600	2,454
Gap, Inc.	105,400	2,755
Home Depot, Inc.	52,700	2,651
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	42,800	3,308
Tobacco - 3.5%
Lorillard, Inc.	25,400	3,289
Philip Morris International, Inc.	68,600	6,078

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Wireless Telecommunication Services - 0.2%
MetroPCS Communications, Inc. ‡	59,700	$538

Total Common Stocks (cost $213,096)		261,655

SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	7,969,887	7,970
Total Securities Lending Collateral (cost $7,970)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $3,601 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $3,678.	$3,601	3,601
Total Repurchase Agreement (cost $3,601)

Total Investment Securities (cost $224,667) P		273,226
Other Assets and Liabilities - Net		(7,774)

Net Assets		$265,452

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $7,758.
‡	Non-income producing security.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $224,667. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,109 and $2,550, respectively. Net unrealized appreciation for tax purposes is $48,559.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$261,655	$—	$—	$261,655
Repurchase Agreement	—	3,601	—	3,601
Securities Lending Collateral	7,970	—	—	7,970

Total	$269,625	$3,601	$—	$273,226

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 92.5%
Aerospace & Defense - 3.4%
Boeing Co.	166,190	$12,360
Honeywell International, Inc.	79,607	4,860
Precision Castparts Corp.	63,969	11,060
United Technologies Corp.	86,222	7,151
Auto Components - 0.4%
BorgWarner, Inc. ‡^	53,693	4,528
Automobiles - 0.9%
Bayerische Motoren Werke AG ADR	117,653	3,520
Harley-Davidson, Inc.	122,061	5,991
Beverages - 0.9%
Coca-Cola Co.	128,637	9,520
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. ‡	64,393	5,980
Amgen, Inc.	123,262	8,381
Biogen Idec, Inc. ‡	8,923	1,124
Celgene Corp. ‡	153,245	11,879
Gilead Sciences, Inc. ‡	67,213	3,283
Vertex Pharmaceuticals, Inc. ‡	88,958	3,648
Capital Markets - 1.1%
Goldman Sachs Group, Inc.	97,022	12,067
Chemicals - 1.3%
CF Industries Holdings, Inc.	15,710	2,869
Monsanto Co.	95,317	7,603
Sherwin-Williams Co.	31,740	3,449
Communications Equipment - 4.9%
Cisco Systems, Inc.	1,112,911	23,538
Emulex Corp. ‡	205,997	2,138
F5 Networks, Inc. ‡	31,476	4,248
Juniper Networks, Inc. ‡	160,787	3,679
QUALCOMM, Inc.	245,011	16,666
Riverbed Technology, Inc. ‡^	56,952	1,599
Computers & Peripherals - 12.1%
Apple, Inc. ‡	120,157	72,032
Dell, Inc. ‡	219,815	3,649
EMC Corp. ‡	978,848	29,248
NetApp, Inc. ‡	283,748	12,703
QLogic Corp. ‡^	377,492	6,704
SanDisk Corp. ‡	44,509	2,207
Consumer Finance - 1.2%
American Express Co.	213,500	12,353
Diversified Consumer Services - 0.6%
Apollo Group, Inc. - Class A ‡	62,051	2,398
ITT Educational Services, Inc. ‡^	64,711	4,280
Electrical Equipment - 0.3%
Roper Industries, Inc.	27,422	2,719
Energy Equipment & Services - 2.8%
Cameron International Corp. ‡	22,698	1,199
Core Laboratories NV ^	31,417	4,134
Diamond Offshore Drilling, Inc. ^	77,152	5,150
National Oilwell Varco, Inc.	123,788	9,836
Oceaneering International, Inc.	82,903	4,468
Schlumberger, Ltd.	66,675	4,663
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	140,888	12,792
Wal-Mart Stores, Inc.	86,252	5,279
Whole Foods Market, Inc.	90,626	7,540
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. ‡^	16,203	759
Mead Johnson Nutrition Co. - Class A	68,440	5,645
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. ‡	29,012	2,110
Hologic, Inc. ‡	183,665	3,958
Intuitive Surgical, Inc. ‡	7,999	4,333
Health Care Providers & Services - 2.8%
Aetna, Inc.	63,830	3,202
AmerisourceBergen Corp. - Class A	51,890	2,059
Cardinal Health, Inc.	45,135	1,946

	Shares	Value (000’s)
Health Care Providers & Services (continued)
Express Scripts, Inc. ‡^	92,312	$5,001
UnitedHealth Group, Inc.	299,375	17,645
Hotels, Restaurants & Leisure - 4.0%
Chipotle Mexican Grill, Inc. - Class A ‡^	16,861	7,048
Dunkin’ Brands Group, Inc. ^	115,596	3,481
McDonald’s Corp.	77,300	7,583
Panera Bread Co. - Class A ‡	16,624	2,675
Starbucks Corp.	305,658	17,083
Yum! Brands, Inc.	56,422	4,016
Industrial Conglomerates - 0.6%
General Electric Co.	136,134	2,732
Tyco International, Ltd.	62,816	3,529
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. ‡	71,066	14,391
priceline.com, Inc. ‡	16,667	11,959
Internet Software & Services - 5.1%
Baidu, Inc. ADR ‡	64,995	9,474
eBay, Inc. ‡	188,845	6,966
Google, Inc. - Class A ‡	30,469	19,538
IAC/InterActiveCorp ^	122,118	5,995
LinkedIn Corp. - Class A ‡	60,042	6,124
Tencent Holdings, Ltd.	192,192	5,366
Youku, Inc. ADR ‡^	24,321	535
IT Services - 5.1%
Cognizant Technology Solutions Corp. - Class A ‡	67,751	5,213
International Business Machines Corp.	131,922	27,526
Mastercard, Inc. - Class A	33,738	14,188
Visa, Inc. - Class A	63,103	7,446
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	185,741	8,268
Bruker Corp. ‡^	122,394	1,874
Illumina, Inc. ‡^	78,544	4,132
Life Technologies Corp. ‡	41,959	2,048
Waters Corp. ‡	56,302	5,217
Machinery - 1.9%
Caterpillar, Inc.	84,218	8,971
Cummins, Inc.	21,904	2,629
Dover Corp.	34,806	2,191
Joy Global, Inc.	36,761	2,702
Parker Hannifin Corp.	47,981	4,057
Media - 1.6%
News Corp. - Class A	148,771	2,929
Omnicom Group, Inc.	124,088	6,285
Sirius XM Radio, Inc. ‡^	706,212	1,631
Walt Disney Co.	138,388	6,059
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	24,339	1,686
Freeport-McMoRan Copper & Gold, Inc.	55,114	2,096
Walter Energy, Inc.	18,236	1,080
Multiline Retail - 0.3%
Dollar Tree, Inc. ‡	38,847	3,671
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	84,352	6,608
Concho Resources, Inc. ‡	46,369	4,733
EOG Resources, Inc.	38,337	4,259
Exxon Mobil Corp.	161,790	14,033
Occidental Petroleum Corp.	103,721	9,877
Valero Energy Corp.	165,998	4,278
Personal Products - 0.7%
Estee Lauder Cos., Inc. - Class A	123,602	7,656
Pharmaceuticals - 3.3%
Abbott Laboratories	86,739	5,316
Allergan, Inc.	87,078	8,310
Bristol-Myers Squibb Co.	149,570	5,048
Novo Nordisk A/S ADR	64,119	8,894
Shire PLC ADR	82,041	7,773

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

		Value
	Shares	(000’s)
Real Estate Investment Trusts - 0.7%
American Tower Corp. - Class A	112,640	$7,099
Road & Rail - 0.6%
Union Pacific Corp.	59,129	6,355
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	327,954	13,059
Analog Devices, Inc.	94,990	3,838
ARM Holdings PLC ADR ^	88,266	2,497
Avago Technologies, Ltd.	102,443	3,992
Intersil Corp. - Class A	90,267	1,011
KLA-Tencor Corp.	36,680	1,996
Xilinx, Inc. ^	148,191	5,399
Software - 7.2%
Autodesk, Inc. ‡	71,965	3,046
BMC Software, Inc. ‡	46,644	1,873
Check Point Software Technologies, Ltd. ‡	70,553	4,504
Citrix Systems, Inc. ‡	28,633	2,259
Microsoft Corp.	680,285	21,939
Oracle Corp.	383,786	11,191
Red Hat, Inc. ‡	175,750	10,526
Salesforce.com, Inc. ‡^	59,013	9,118
Symantec Corp. ‡	96,734	1,809
VMware, Inc. - Class A ‡	79,743	8,961
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. ‡	38,214	2,513
Buckle, Inc. ^	40,511	1,940
Inditex SA	86,082	8,245
Lowe’s Cos., Inc.	315,146	9,890
O’Reilly Automotive, Inc. ‡	22,074	2,016
PetSmart, Inc. ^	76,285	4,365
Ross Stores, Inc.	75,027	4,359
Tiffany & Co.	35,955	2,486
TJX Cos., Inc.	96,289	3,824

	Shares	Value (000’s)
Textiles, Apparel & Luxury Goods - 4.5%
Burberry Group PLC	231,451	$5,542
Coach, Inc.	130,866	10,114
Fossil, Inc. ‡^	31,637	4,175
Lululemon Athletica, Inc. ‡^	105,012	7,842
NIKE, Inc. - Class B	89,037	9,655
Ralph Lauren Corp.	58,914	10,271
Tobacco - 0.9%
Philip Morris International, Inc.	105,965	9,390
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. ‡	59,297	3,163

Total Common Stocks (cost $783,702)		978,594

SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	63,249,393	63,249
Total Securities Lending Collateral (cost $63,249)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $4,127 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $4,210.	$4,127	4,127
Total Repurchase Agreement (cost $4,127)

Total Investment Securities (cost $851,078) P		1,045,970
Other Assets and Liabilities - Net		11,581

Net Assets		$1,057,551

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $61,862.
‡	Non-income producing security.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $851,078. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $202,123 and $7,231, respectively. Net unrealized appreciation for tax purposes is $194,892.

DEFINITION:

ADR             American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$926,748	$51,846	$—	$978,594
Repurchase Agreement	—	4,127	—	4,127
Securities Lending Collateral	63,249	—	—	63,249
Total	$989,997	$55,973	$—	$1,045,970

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.4%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.	44,400	$2,225
Beverages - 1.2%
Beam, Inc.	81,700	4,786
Brown-Forman Corp. - Class B	27,200	2,268
Dr. Pepper Snapple Group, Inc.	59,100	2,376
Building Products - 0.3%
Fortune Brands Home & Security, Inc. ‡	119,600	2,640
Capital Markets - 4.7%
Ameriprise Financial, Inc.	115,100	6,576
Charles Schwab Corp.	320,200	4,601
Invesco, Ltd.	174,550	4,655
Northern Trust Corp.	171,000	8,114
State Street Corp.	196,800	8,954
T. Rowe Price Group, Inc.	70,900	4,630
Chemicals - 4.4%
Air Products & Chemicals, Inc.	43,350	3,980
Airgas, Inc.	109,000	9,697
Albemarle Corp.	70,820	4,527
Ashland, Inc.	56,850	3,471
PPG Industries, Inc.	46,300	4,436
Sherwin-Williams Co.	43,900	4,771
Sigma-Aldrich Corp. ^	59,300	4,332
Commercial Banks - 3.8%
City National Corp. ^	67,800	3,557
Cullen/Frost Bankers, Inc. ^	44,100	2,566
Fifth Third Bancorp	566,300	7,957
Huntington Bancshares, Inc.	270,300	1,743
M&T Bank Corp.	56,000	4,865
SunTrust Banks, Inc.	350,300	8,468
Zions Bancorporation	62,500	1,341
Commercial Services & Supplies - 2.5%
Avery Dennison Corp. ^	130,460	3,931
Republic Services, Inc. - Class A	518,500	15,845
Communications Equipment - 1.7%
Motorola Solutions, Inc.	267,050	13,574
Computers & Peripherals - 0.1%
NetApp, Inc. ‡	14,825	664
Containers & Packaging - 1.8%
Ball Corp.	156,100	6,694
Rock-Tenn Co. - Class A	52,900	3,574
Silgan Holdings, Inc.	96,000	4,243
Distributors - 0.5%
Genuine Parts Co.	58,300	3,658
Diversified Financial Services - 1.1%
CME Group, Inc. - Class A	10,000	2,893
NYSE Euronext	201,400	6,044
Electric Utilities - 2.9%
Edison International	127,700	5,429
Northeast Utilities	55,200	2,049
NV Energy, Inc.	293,700	4,734
PPL Corp.	203,900	5,762
Westar Energy, Inc.	177,700	4,963
Electrical Equipment - 2.3%
AMETEK, Inc.	88,400	4,288
Cooper Industries PLC - Class A	160,150	10,242
Regal Beloit Corp. ^	59,100	3,874
Electronic Equipment & Instruments - 2.1%
Amphenol Corp. - Class A	94,520	5,649
Arrow Electronics, Inc. ‡	103,500	4,344
TE Connectivity, Ltd.	180,400	6,630
Energy Equipment & Services - 0.5%
Cameron International Corp. ‡	72,700	3,841
Food Products - 3.7%
General Mills, Inc.	230,550	9,095
Hershey Co.	55,900	3,428
JM Smucker Co.	107,100	8,714
Mead Johnson Nutrition Co. - Class A	48,600	4,009

	Shares	Value (000’s)
Food Products (continued)
Ralcorp Holdings, Inc. ‡	60,500	$4,482
Gas Utilities - 0.8%
EQT Corp.	67,820	3,269
ONEOK, Inc.	35,900	2,932
Health Care Equipment & Supplies - 2.9%
Becton Dickinson and Co.	38,800	3,013
CareFusion Corp. ‡	167,000	4,330
St. Jude Medical, Inc.	269,500	11,942
Stryker Corp.	70,500	3,911
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp. - Class A	103,700	4,115
CIGNA Corp.	270,000	13,298
Coventry Health Care, Inc.	43,700	1,554
HCA Holdings, Inc.	71,400	1,766
Humana, Inc.	39,780	3,679
Lincare Holdings, Inc.	190,250	4,924
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc. ^	71,599	3,663
Intercontinental Hotels Group PLC ADR	126,520	2,938
Marriott International, Inc. - Class A	152,666	5,778
Starwood Hotels & Resorts Worldwide, Inc. ^	66,400	3,746
Yum! Brands, Inc.	47,700	3,395
Household Durables - 1.4%
Jarden Corp.	66,300	2,667
Mohawk Industries, Inc. ‡	44,600	2,966
Newell Rubbermaid, Inc.	319,100	5,684
Household Products - 0.4%
Energizer Holdings, Inc. ‡	41,900	3,108
Industrial Conglomerates - 3.0%
Carlisle Cos., Inc.	84,500	4,218
Tyco International, Ltd.	345,800	19,427
Insurance - 8.4%
Alleghany Corp. ‡	15,574	5,125
Arch Capital Group, Ltd. ‡	245,800	9,154
Chubb Corp.	53,200	3,677
Loews Corp.	185,100	7,380
Marsh & McLennan Cos., Inc.	391,300	12,831
Old Republic International Corp. ^	268,100	2,828
OneBeacon Insurance Group, Ltd. - Class A ^	114,355	1,762
Principal Financial Group, Inc.	190,400	5,619
Torchmark Corp.	31,400	1,565
Willis Group Holdings PLC	109,300	3,823
WR Berkley Corp.	147,600	5,331
XL Group PLC - Class A	379,600	8,234
Internet & Catalog Retail - 1.6%
Expedia, Inc. ^	96,850	3,239
Liberty Interactive Corp. - Series A ‡	401,400	7,662
TripAdvisor, Inc. ‡^	44,550	1,589
IT Services - 1.3%
Jack Henry & Associates, Inc. ^	137,000	4,674
Western Union Co.	328,900	5,789
Machinery - 3.8%
Dover Corp.	66,800	4,204
Eaton Corp.	135,000	6,727
Rexnord Corp. ‡	53,400	1,127
Snap-on, Inc.	70,906	4,323
Stanley Black & Decker, Inc.	185,300	14,261
Media - 3.1%
AMC Networks, Inc. ‡	18,290	816
Cablevision Systems Corp. - Class A	70,360	1,033
CBS Corp. - Class B	257,200	8,722
Clear Channel Outdoor Holdings, Inc. - Class A ‡	117,961	941
DISH Network Corp. - Class A	128,400	4,228
Gannett Co., Inc. ^	142,600	2,186
McGraw-Hill Cos., Inc.	122,100	5,918
Washington Post Co. - Class B	2,200	822

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	56,000	$2,306
Multiline Retail - 2.2%
Family Dollar Stores, Inc.	69,200	4,379
Kohl’s Corp.	101,860	5,096
Nordstrom, Inc.	143,250	7,982
Multi-Utilities - 6.8%
CenterPoint Energy, Inc.	108,580	2,141
CMS Energy Corp.	562,200	12,369
NiSource, Inc. ^	267,400	6,511
NSTAR	85,200	4,143
PG&E Corp.	72,700	3,156
SCANA Corp. ^	122,950	5,608
Sempra Energy	80,600	4,833
Wisconsin Energy Corp.	133,800	4,707
Xcel Energy, Inc.	410,200	10,858
Oil, Gas & Consumable Fuels - 4.6%
Devon Energy Corp.	72,800	5,178
El Paso Corp.	261,100	7,715
Energen Corp.	131,921	6,484
Newfield Exploration Co. ‡	58,300	2,022
Whiting Petroleum Corp. ‡	64,100	3,481
Williams Cos., Inc.	371,400	11,442
Pharmaceuticals - 0.9%
Hospira, Inc. ‡^	200,150	7,484
Professional Services - 0.2%
Equifax, Inc.	38,200	1,691
Real Estate Investment Trusts - 1.3%
HCP, Inc.	75,700	2,987
Regency Centers Corp.	84,000	3,737
Vornado Realty Trust	43,837	3,691
Real Estate Management & Development - 0.4%
Brookfield Office Properties, Inc. ^	189,700	3,310
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	118,040	4,769
LSI Corp. ‡	634,000	5,503
Maxim Integrated Products, Inc.	205,800	5,884
Xilinx, Inc.	40,200	1,464
Software - 3.9%
Activision Blizzard, Inc. ^	394,600	5,059
BMC Software, Inc. ‡	164,630	6,612
Check Point Software Technologies, Ltd. ‡	69,650	4,446
Parametric Technology Corp. ‡	247,150	6,906
Rovi Corp. ‡	117,300	3,818
Synopsys, Inc. ‡	138,400	4,243

	Shares	Value (000’s)
Specialty Retail - 4.6%
AutoZone, Inc. ‡	12,500	$4,648
Bed Bath & Beyond, Inc. ‡	119,200	7,839
Gap, Inc.	144,700	3,782
Limited Brands, Inc.	109,100	5,237
PetSmart, Inc.	44,900	2,569
Tiffany & Co.	38,400	2,655
TJX Cos., Inc.	152,800	6,068
Williams-Sonoma, Inc.	97,100	3,639
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	46,600	4,163
Thrifts & Mortgage Finance - 0.6%
Capitol Federal Financial, Inc.	110,900	1,315
People’s United Financial, Inc. ^	239,700	3,174
Water Utilities - 0.9%
American Water Works Co., Inc.	207,800	7,071
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	92,463	2,141

Total Common Stocks (cost $646,136)		768,418

SECURITIES LENDING COLLATERAL - 5.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	41,707,081	41,707
Total Securities Lending Collateral (cost $41,707)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $18,553 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 05/15/2039, and with a total value of $18,925.	$18,553	18,553
Total Repurchase Agreement (cost $18,553)

Total Investment Securities (cost $706,396) å		828,678
Other Assets and Liabilities - Net		(31,329)

Net Assets		$797,349

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $40,657.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $706,396. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $130,993 and $8,711, respectively. Net unrealized appreciation for tax purposes is $122,282.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$765,480	$2,938	$—	$768,418
Repurchase Agreement	—	18,553	—	18,553
Securities Lending Collateral	41,707	—	—	41,707
Total	$807,187	$21,491	$—	$828,678

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 93.6%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. ‡^	103,930	$4,830
Airlines - 0.5%
Delta Air Lines, Inc. ‡	110,985	1,100
Auto Components - 2.2%
Delphi Automotive PLC ‡^	70,900	2,240
Tenneco, Inc. ‡^	72,300	2,686
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. ‡^	40,895	3,798
Regeneron Pharmaceuticals, Inc. ‡^	16,295	1,900
Building Products - 3.1%
Owens Corning, Inc. ‡^	78,400	2,825
USG Corp. ‡^	231,900	3,988
Capital Markets - 2.1%
Raymond James Financial, Inc. ^	125,650	4,590
Chemicals - 1.7%
Eastman Chemical Co. ^	71,875	3,715
Commercial Banks - 1.4%
Fifth Third Bancorp ^	216,670	3,044
Communications Equipment - 1.5%
JDS Uniphase Corp. ‡^	230,440	3,339
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV - Class Y	118,545	5,120
Consumer Finance - 2.0%
Discover Financial Services	133,690	4,457
Electronic Equipment & Instruments - 3.2%
FEI Co. ‡^	96,010	4,715
Trimble Navigation, Ltd. ‡^	41,865	2,278
Food & Staples Retailing - 2.2%
Whole Foods Market, Inc. ^	58,758	4,889
Food Products - 1.0%
Mead Johnson Nutrition Co. - Class A ^	25,850	2,132
Health Care Equipment & Supplies - 4.3%
Cooper Cos., Inc.	53,295	4,355
Edwards Lifesciences Corp. ‡^	29,040	2,112
Intuitive Surgical, Inc. ‡^	5,800	3,142
Health Care Providers & Services - 2.2%
Humana, Inc. ^	53,835	4,979
Hotels, Restaurants & Leisure - 2.3%
Buffalo Wild Wings, Inc. ‡^	25,300	2,294
Panera Bread Co. - Class A ‡^	17,880	2,878
Household Durables - 3.6%
Lennar Corp. - Class A ^	119,800	3,256
Tempur-Pedic International, Inc. ‡^	55,835	4,714
Internet & Catalog Retail - 2.6%
Expedia, Inc. ^	115,980	3,878
TripAdvisor, Inc. ‡^	55,813	1,991
Internet Software & Services - 2.0%
IAC/InterActiveCorp ^	91,644	4,499
IT Services - 6.0%
Alliance Data Systems Corp. ‡^	29,791	3,752
Gartner, Inc. ‡^	66,360	2,830
Teradata Corp. ‡^	64,290	4,381
VeriFone Systems, Inc. ‡^	43,930	2,279
Leisure Equipment & Products - 3.7%
Brunswick Corp. ^	172,170	4,433
Polaris Industries, Inc.	53,210	3,839
Machinery - 3.3%
Cummins, Inc.	31,320	3,760
Kennametal, Inc. ^	80,895	3,602
Media - 0.9%
Sirius XM Radio, Inc. ‡	862,000	1,991
Metals & Mining - 1.3%
Yamana Gold, Inc.	182,880	2,857
Oil, Gas & Consumable Fuels - 3.6%
Concho Resources, Inc. ‡^	34,525	3,524
Pioneer Natural Resources Co. ^	19,460	2,172

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. ^	40,080	$2,330
Personal Products - 1.0%
Estee Lauder Cos., Inc. - Class A ^	34,741	2,152
Pharmaceuticals - 1.9%
Perrigo Co. ^	19,935	2,059
Valeant Pharmaceuticals International, Inc. ‡	40,900	2,196
Road & Rail - 1.0%
Kansas City Southern ‡^	29,810	2,137
Semiconductors & Semiconductor Equipment - 6.3%
Avago Technologies, Ltd. ^	109,015	4,247
Cree, Inc. ‡^	102,800	3,252
LAM Research Corp. ‡^	61,290	2,735
Micron Technology, Inc. ‡^	457,000	3,702
Software - 6.4%
Citrix Systems, Inc. ‡^	61,694	4,868
Parametric Technology Corp. ‡^	148,130	4,139
Salesforce.com, Inc. ‡^	33,445	5,169
Specialty Retail - 7.3%
Foot Locker, Inc. ^	104,210	3,236
Genesco, Inc. ‡^	70,300	5,038
GNC Holdings, Inc. - Class A ^	135,249	4,719
Ulta Salon Cosmetics & Fragrance, Inc. ^	33,472	3,109
Textiles, Apparel & Luxury Goods - 4.5%
Michael Kors Holdings, Ltd. ‡^	108,283	5,045
Under Armour, Inc. - Class A ‡^	51,822	4,871
Wireless Telecommunication Services - 1.4%
SBA Communications Corp. - Class A ‡^	62,575	3,179

Total Common Stocks (cost $174,687)		207,347

SECURITIES LENDING COLLATERAL - 26.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31%	57,795,474	57,795
Total Securities Lending Collateral (cost $57,795)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $12,214 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $12,461.	$12,214	12,214
Total Repurchase Agreement (cost $12,214)
Total Investment Securities (cost $244,696)P		277,356
Other Assets and Liabilities - Net		(55,794)

Net Assets		$221,562

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $56,465.
‡	Non-income producing security.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $244,696. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,800 and $1,140, respectively. Net unrealized appreciation for tax purposes is $32,660.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$207,347	$—	$—	$207,347
Repurchase Agreement	—	12,214	—	12,214
Securities Lending Collateral	57,795	—	—	57,795
Total	$265,142	$12,214	$—	$277,356

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.0%
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. ‡^	11,700	$576
Capital Markets - 1.7%
Ares Capital Corp. ^	83,900	1,372
Chemicals - 2.2%
Koppers Holdings, Inc. ^	19,900	767
Zep, Inc. ^	72,700	1,047
Commercial Banks - 9.1%
First Busey Corp. ^	136,630	675
First Midwest Bancorp, Inc. ^	92,700	1,111
First Niagara Financial Group, Inc. ^	70,710	696
Hancock Holding Co. ^	22,300	792
International Bancshares Corp. ^	71,200	1,507
MB Financial, Inc. ^	40,900	858
Webster Financial Corp. ^	63,000	1,428
Westamerica Bancorporation ^	11,400	547
Commercial Services & Supplies - 6.2%
ACCO Brands Corp. ‡^	104,800	1,301
G&K Services, Inc. - Class A ^	27,800	951
Standard Parking Corp. ‡^	34,900	715
Unifirst Corp.	8,100	499
United Stationers, Inc. ^	56,200	1,743
Computers & Peripherals - 1.6%
Diebold, Inc.	34,500	1,329
Construction & Engineering - 0.2%
Sterling Construction Co., Inc. ‡^	20,400	199
Containers & Packaging - 2.1%
Aptargroup, Inc. ^	22,100	1,210
Greif, Inc. - Class A ^	9,400	526
Diversified Consumer Services - 1.1%
Matthews International Corp. - Class A ^	29,600	937
Electric Utilities - 2.1%
Unisource Energy Corp. ^	24,500	896
Westar Energy, Inc. ^	29,100	813
Electrical Equipment - 3.7%
Acuity Brands, Inc. ^	12,300	773
Belden, Inc. ^	59,500	2,255
Electronic Equipment & Instruments - 2.4%
Coherent, Inc. ‡^	13,200	770
MTS Systems Corp. ^	23,532	1,249
Energy Equipment & Services - 2.2%
Bristow Group, Inc. ^	17,800	850
SEACOR Holdings, Inc. ‡^	10,300	986
Food & Staples Retailing - 1.5%
Casey’s General Stores, Inc. ^	22,200	1,231
Food Products - 0.5%
Post Holdings, Inc. ‡	12,200	402
Gas Utilities - 2.1%
Atmos Energy Corp. ^	28,400	893
New Jersey Resources Corp. ^	9,100	406
WGL Holdings, Inc. ^	11,700	476
Health Care Equipment & Supplies - 3.0%
Haemonetics Corp. ‡^	8,100	564
ICU Medical, Inc. ‡^	24,200	1,190
STERIS Corp. ^	23,300	737
Health Care Providers & Services - 3.3%
Amsurg Corp. - Class A ‡^	49,000	1,371
Corvel Corp. ‡^	16,800	670
PSS World Medical, Inc. ‡^	27,500	697
Hotels, Restaurants & Leisure - 2.7%
CEC Entertainment, Inc. ^	24,200	918
Choice Hotels International, Inc. ^	22,400	836
Sonic Corp. ‡^	58,900	452
Household Durables - 1.8%
Helen of Troy, Ltd. ‡^	43,235	1,470
Industrial Conglomerates - 3.4%
Carlisle Cos., Inc.	55,800	2,786

	Shares	Value (000’s)
Insurance - 6.0%
Alleghany Corp. ‡^	3,836	$1,263
AMERISAFE, Inc. ‡^	34,000	841
Assured Guaranty, Ltd. ^	42,000	694
Platinum Underwriters Holdings, Ltd.	27,400	1,000
Primerica, Inc.	46,100	1,162
IT Services - 2.0%
MAXIMUS, Inc.	40,700	1,655
Life Sciences Tools & Services - 4.4%
Charles River Laboratories International, Inc. ‡	50,700	1,829
ICON PLC ADR ‡^	85,800	1,821
Machinery - 5.5%
Albany International Corp. - Class A ^	57,800	1,327
ESCO Technologies, Inc. ^	37,300	1,372
Mueller Industries, Inc. ^	40,200	1,826
Marine - 1.7%
Alexander & Baldwin, Inc. ^	5,700	276
Kirby Corp. ‡^	17,300	1,138
Media - 2.0%
Arbitron, Inc. ^	44,900	1,660
Multiline Retail - 1.4%
Fred’s, Inc. - Class A ^	77,000	1,125
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A ‡	24,500	1,009
Oil, Gas & Consumable Fuels - 1.9%
GeoResources, Inc. ‡^	24,400	799
Penn Virginia Corp. ^	47,842	218
Scorpio Tankers, Inc. ‡^	77,800	549
Paper & Forest Products - 1.4%
Deltic Timber Corp. ^	17,700	1,120
Real Estate Investment Trusts - 2.7%
Campus Crest Communities, Inc. ^	65,600	765
DiamondRock Hospitality Co. ^	80,100	825
Mack-Cali Realty Corp. ^	23,400	674
Road & Rail - 1.6%
Genesee & Wyoming, Inc. - Class A ‡^	24,200	1,321
Software - 1.1%
Websense, Inc. ‡^	44,700	943
Specialty Retail - 5.6%
Ascena Retail Group, Inc. ‡^	29,000	1,285
Cato Corp. - Class A ^	63,200	1,747
Stage Stores, Inc. ^	101,800	1,653
Thrifts & Mortgage Finance - 2.3%
Flushing Financial Corp. ^	45,500	612
Northwest Bancshares, Inc. ^	103,700	1,317
Trading Companies & Distributors - 1.6%
GATX Corp. ^	33,400	1,346

Total Common Stocks (cost $64,068)		79,649

SECURITIES LENDING COLLATERAL - 31.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31%	26,340,743%	26,341
Total Securities Lending Collateral (cost $26,341)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $3,416 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2039, and with a value of $3,486.	$3,416	$3,416
Total Repurchase Agreement (cost $3,416)

Total Investment Securities (cost $93,825) å		109,406
Other Assets and Liabilities - Net		(26,472)

Net Assets		$82,934

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $25,690.
‡	Non-income producing security.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $93,825. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,881 and $1,300, respectively. Net unrealized appreciation for tax purposes is $15,581.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$77,828	$1,821	$—	$79,649
Repurchase Agreement	—	3,416	—	3,416
Securities Lending Collateral	26,341	—	—	26,341
Total	$104,169	$5,237	$—	$109,406

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.8%
Aerospace & Defense - 1.5%
Aerovironment, Inc. ‡^	33,430	$896
American Science & Engineering, Inc.	1,084	73
Ceradyne, Inc. ^	61,285	1,995
GenCorp, Inc. ‡^	95,900	681
Triumph Group, Inc. ^	16,575	1,039
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. ‡^	13,300	655
Forward Air Corp.	12,085	443
Park-Ohio Holdings Corp. ‡^	1,800	36
Airlines - 0.6%
Alaska Air Group, Inc. ‡^	42,200	1,512
US Airways Group, Inc. ‡	39,000	296
Beverages - 0.1%
Boston Beer Co., Inc. - Class A ‡^	3,834	409
Biotechnology - 3.1%
Acorda Therapeutics, Inc. ‡^	77,560	2,059
BioMarin Pharmaceutical, Inc. ‡^	55,930	1,916
Cubist Pharmaceuticals, Inc. ‡^	14,400	623
Genomic Health, Inc. ‡^	58,000	1,775
Maxygen, Inc. ‡^	74,800	429
Myrexis, Inc. ‡^	9,400	28
Onyx Pharmaceuticals, Inc. ‡^	44,260	1,668
Progenics Pharmaceuticals, Inc. ‡^	78,200	774
United Therapeutics Corp. ‡^	13,510	637
Building Products - 0.1%
USG Corp. ‡^	18,600	320
Capital Markets - 0.9%
Ares Capital Corp. ^	102,700	1,680
Arlington Asset Investment Corp. - Class A ^	18,300	406
Financial Engines, Inc. ‡^	23,990	536
Gladstone Investment Corp. ^	44,400	336
HFF, Inc. - Class A ‡	2,700	44
Chemicals - 2.1%
Balchem Corp. ^	35,143	1,063
Chemtura Corp. ‡	8,100	138
China Green Agriculture, Inc. ‡^	8,300	36
Gulf Resources, Inc. ‡^	81,000	190
HB Fuller Co. ^	3,500	115
Koppers Holdings, Inc. ^	24,100	929
LSB Industries, Inc. ‡^	30,473	1,186
Material Sciences Corp. ‡^	3,100	26
NewMarket Corp. ^	4,742	889
OM Group, Inc. ‡^	24,500	674
Zep, Inc. ^	88,100	1,268
Commercial Banks - 6.6%
1st Source Corp. ^	6,600	162
Access National Corp. ^	4,200	44
Bancfirst Corp. ^	2,800	122
Banco Latinoamericano de Comercio Exterior
SA - Class E ^	61,700	1,302
Bancorp, Inc. ‡^	22,400	225
Boston Private Financial Holdings, Inc. ^	66,400	658
C&F Financial Corp.	1,300	39
Cathay General Bancorp	3,300	58
Center Bancorp, Inc.	28,400	285
Central Pacific Financial Corp. ‡^	28,900	374
Century Bancorp, Inc. - Class A ^	1,200	33
Citizens & Northern Corp. ^	20,400	408
Citizens Republic Bancorp, Inc. ‡^	37,300	582
Community Bank System, Inc. ^	23,100	665
East-West Bancorp, Inc.	5,400	125
Enterprise Bancorp, Inc. ^	2,700	44
Enterprise Financial Services Corp. ^	31,200	366

	Shares	Value (000’s)
Commercial Banks (continued)
First Busey Corp. ^	152,172	$752
First California Financial Group, Inc. ‡	10,300	60
First Defiance Financial Corp. ^	12,700	214
First Financial Bancorp ^	8,200	142
First Financial Bankshares, Inc. ^	17,500	616
First Financial Corp. ^	3,200	102
First Midwest Bancorp, Inc.	111,000	1,330
First Niagara Financial Group, Inc. ^	86,639	853
Great Southern Bancorp, Inc. ^	3,700	89
Hancock Holding Co. ^	27,700	984
International Bancshares Corp. ^	88,300	1,869
Lakeland Bancorp, Inc. ^	9,260	91
Lakeland Financial Corp. ^	29,700	773
MainSource Financial Group, Inc. ^	16,600	200
MB Financial, Inc.	51,000	1,070
National Bankshares, Inc.	1,100	33
National Penn Bancshares, Inc. ^	26,600	235
Northrim BanCorp, Inc. ^	2,100	45
OceanFirst Financial Corp. ^	16,600	236
Old National Bancorp ^	52,600	691
Republic Bancorp, Inc. - Class A ^	21,100	505
Southside Bancshares, Inc. ^	6,800	150
UMB Financial Corp. ^	19,900	890
Virginia Commerce Bancorp, Inc. ‡^	5,400	47
Washington Trust Bancorp, Inc. ^	9,000	217
Webster Financial Corp. ^	77,200	1,750
WesBanco, Inc. ^	2,700	54
West Bancorporation, Inc. ^	43,300	433
Westamerica Bancorporation ^	13,300	638
WSFS Financial Corp. ^	3,200	131
Commercial Services & Supplies - 4.0%
ACCO Brands Corp. ‡^	134,700	1,672
Asta Funding, Inc. ^	5,100	42
Clean Harbors, Inc. ‡^	22,756	1,532
Encore Capital Group, Inc. ‡	58,513	1,319
G&K Services, Inc. - Class A ^	34,253	1,171
Portfolio Recovery Associates, Inc. ‡^	26,249	1,883
Rollins, Inc. ^	61,105	1,300
Standard Parking Corp. ‡^	45,088	924
TRC Cos., Inc. ‡^	38,000	232
Unifirst Corp.	9,500	585
United Stationers, Inc. ^	65,400	2,030
Communications Equipment - 1.5%
Aruba Networks, Inc. ‡^	41,534	925
Brocade Communications Systems, Inc. ‡	25,600	147
Comtech Telecommunications Corp. ^	38,600	1,258
Finisar Corp. ‡^	49,636	1,000
Polycom, Inc. ‡^	35,183	671
Riverbed Technology, Inc. ‡^	22,599	635
Computers & Peripherals - 1.4%
Diebold, Inc.	42,500	1,637
Electronics for Imaging, Inc. ‡^	63,300	1,052
Imation Corp. ‡^	99,200	614
Lexmark International, Inc. - Class A ^	5,200	173
Synaptics, Inc. ‡^	23,225	848
Xyratex, Ltd. ^	5,700	91
Construction & Engineering - 0.5%
Argan, Inc. ^	32,800	526
MasTec, Inc. ‡^	11,476	208
Primoris Services Corp. ^	15,800	254
Sterling Construction Co., Inc. ‡^	47,200	460
Consumer Finance - 2.0%
Cash America International, Inc. ^	28,385	1,360
Ezcorp, Inc. - Class A ‡^	77,345	2,510

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Consumer Finance (continued)
First Cash Financial Services, Inc. ‡^	58,935	$2,529
QC Holdings, Inc. ^	9,100	37
Containers & Packaging - 0.6%
Aptargroup, Inc. ^	25,500	1,397
Greif, Inc. - Class A ^	11,500	643
Distributors - 0.1%
VOXX International Corp. - Class A ‡^	14,600	198
Diversified Consumer Services - 2.2%
American Public Education, Inc. ‡^	34,045	1,294
Bridgepoint Education, Inc. ‡^	21,700	537
Cambium Learning Group, Inc. ‡^	8,300	22
Coinstar, Inc. ‡^	29,470	1,873
Corinthian Colleges, Inc. ‡^	140,400	581
ITT Educational Services, Inc. ‡^	8,600	569
Matthews International Corp. - Class A ^	36,000	1,139
Steiner Leisure, Ltd. ‡^	21,625	1,056
Diversified Financial Services - 0.4%
Gain Capital Holdings, Inc. ^	14,600	73
Kayne Anderson Energy Development Co. ^	15,700	403
KKR Financial Holdings LLC	55,800	514
Marlin Business Services Corp. ^	3,600	54
MCG Capital Corp. ^	53,200	226
Medallion Financial Corp. ^	10,100	113
Diversified Telecommunication Services - 0.2%
IDT Corp. - Class B ^	49,500	462
Neutral Tandem, Inc. ‡	26,500	323
Electric Utilities - 1.5%
Cleco Corp. ^	4,800	190
El Paso Electric Co. ^	39,900	1,296
NGP Capital Resources Co. ^	7,100	47
Portland General Electric Co. ^	5,400	135
Unisource Energy Corp.	56,200	2,055
Westar Energy, Inc.	36,300	1,014
Electrical Equipment - 1.5%
Acuity Brands, Inc. ^	14,600	917
Belden, Inc. ^	74,000	2,805
Generac Holdings, Inc. ‡^	40,400	992
Electronic Equipment & Instruments - 2.0%
Agilysys, Inc. ‡^	57,100	513
Coherent, Inc. ‡^	16,100	939
Electro Scientific Industries, Inc.	18,200	273
FEI Co. ‡^	29,595	1,453
Insight Enterprises, Inc. ‡^	2,000	44
LoJack Corp. ‡^	42,600	169
MTS Systems Corp. ^	28,500	1,514
Multi-Fineline Electronix, Inc. ‡^	21,012	577
Newport Corp. ‡^	28,100	498
Tech Data Corp. ‡	9,600	521
Energy Equipment & Services - 2.2%
Bristow Group, Inc. ^	20,800	993
Dril-Quip, Inc. ‡^	17,265	1,123
Helix Energy Solutions Group, Inc. ‡	74,500	1,326
Lufkin Industries, Inc. ^	11,675	942
Newpark Resources, Inc. ‡^	170,255	1,394
SEACOR Holdings, Inc. ‡	12,500	1,197
T.G.C. Industries, Inc. ‡	11,800	117
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc. ^	27,200	1,508
PriceSmart, Inc. ^	13,840	1,008
Susser Holdings Corp. ‡	13,400	344
Food Products - 1.0%
Darling International, Inc. ‡^	57,582	1,004
Dole Food Co., Inc. ‡^	54,800	547
Flowers Foods, Inc. ^	15,140	308

	Shares	Value (000’s)
Food Products (continued)
Lancaster Colony Corp. ^	7,690	$511
Omega Protein Corp. ‡	48,400	368
Post Holdings, Inc. ‡	14,700	484
Gas Utilities - 1.3%
Atmos Energy Corp.	33,400	1,051
Chesapeake Utilities Corp. ^	10,600	436
Laclede Group, Inc. ^	2,300	90
New Jersey Resources Corp. ^	11,472	511
Southwest Gas Corp. ^	33,400	1,427
WGL Holdings, Inc. ^	15,600	635
Health Care Equipment & Supplies - 4.2%
DexCom, Inc. ‡^	75,760	790
DynaVox, Inc. - Class A ‡^	15,100	47
Endologix, Inc. ‡^	34,341	503
Haemonetics Corp. ‡	9,900	690
ICU Medical, Inc. ‡^	29,700	1,460
Insulet Corp. ‡^	92,468	1,770
NxStage Medical, Inc. ‡^	112,141	2,161
RTI Biologics, Inc. ‡^	413,573	1,530
Spectranetics Corp. ‡^	168,809	1,756
STERIS Corp. ^	26,100	825
Thoratec Corp. ‡^	52,475	1,769
Health Care Providers & Services - 2.2%
Amsurg Corp. - Class A ‡^	78,500	2,197
CardioNet, Inc. ‡^	61,200	188
Corvel Corp. ‡^	22,600	902
HMS Holdings Corp. ‡^	56,300	1,757
PDI, Inc. ‡^	16,800	112
PSS World Medical, Inc. ‡^	33,000	836
Select Medical Holdings Corp. ‡^	39,600	305
WellCare Health Plans, Inc. ‡	8,700	625
Health Care Technology - 0.2%
Vocera Communications, Inc. ‡	25,514	597
Hotels, Restaurants & Leisure - 3.4%
Ameristar Casinos, Inc. ^	25,400	473
Biglari Holdings, Inc. ‡^	820	330
BJ’s Restaurants, Inc. ‡^	29,920	1,507
Bluegreen Corp. ‡^	18,700	81
Boyd Gaming Corp. ‡^	48,600	381
Brinker International, Inc. ^	17,600	485
Buffalo Wild Wings, Inc. ‡^	17,520	1,590
CEC Entertainment, Inc. ^	30,100	1,141
Choice Hotels International, Inc. ^	28,200	1,053
Great Wolf Resorts, Inc. ‡^	13,100	75
Pinnacle Entertainment, Inc. ‡^	14,800	170
Red Lion Hotels Corp. ‡^	4,300	35
Red Robin Gourmet Burgers, Inc. ‡^	13,800	513
Sonic Corp. ‡^	74,100	569
Texas Roadhouse, Inc. - Class A ^	85,175	1,417
Town Sports International Holdings, Inc. ‡^	55,400	700
Wendy’s Co. ^	73,300	367
Household Durables - 1.6%
Blyth, Inc. ^	16,100	1,205
CSS Industries, Inc.	4,500	88
Helen of Troy, Ltd. ‡^	53,600	1,822
PulteGroup, Inc. ‡^	58,800	520
Tupperware Brands Corp.	24,245	1,540
Industrial Conglomerates - 1.4%
Carlisle Cos., Inc.	67,900	3,390
Raven Industries, Inc. ^	15,245	930
Insurance - 4.0%
Alleghany Corp. ‡	4,895	1,610
American Equity Investment Life Holding Co. ^	88,800	1,134

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Insurance (continued)
AMERISAFE, Inc. ‡^	43,800	$1,084
Amtrust Financial Services, Inc. ^	48,600	1,306
Assured Guaranty, Ltd. ^	50,800	839
Crawford & Co. - Class B ^	58,300	286
Maiden Holdings, Ltd. ^	118,300	1,065
MBIA, Inc. ‡^	34,600	339
Meadowbrook Insurance Group, Inc. ^	12,000	112
National Financial Partners Corp. ‡^	76,600	1,160
Phoenix Cos., Inc. ‡^	130,900	321
Platinum Underwriters Holdings, Ltd.	33,500	1,223
Primerica, Inc.	55,100	1,389
Protective Life Corp. ^	18,300	542
RLI Corp. ^	3,000	215
Internet Software & Services - 2.2%
Ancestry.com, Inc. ‡^	30,145	685
comScore, Inc. ‡^	59,327	1,270
Constant Contact, Inc. ‡^	36,592	1,090
IAC/InterActiveCorp ^	16,200	795
InfoSpace, Inc. ‡^	59,500	762
j2 Global, Inc. ^	41,635	1,194
VistaPrint NV ‡^	29,306	1,133
IT Services - 2.2%
CACI International, Inc. - Class A ‡^	13,200	822
Global Cash Access Holdings, Inc. ‡^	24,900	194
MAXIMUS, Inc.	84,953	3,456
VeriFone Systems, Inc. ‡^	28,978	1,503
Virtusa Corp. ‡^	66,733	1,152
Leisure Equipment & Products - 0.3%
Brunswick Corp. ^	25,200	649
Multimedia Games Holding Co., Inc. ‡^	22,300	244
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. ‡	63,400	2,288
Fluidigm Corp. ‡^	54,654	860
ICON PLC ADR ^ ‡	105,900	2,247
Machinery - 5.1%
Albany International Corp. - Class A	77,700	1,783
CLARCOR, Inc. ^	28,410	1,395
ESCO Technologies, Inc. ^	81,173	2,984
Flow International Corp. ‡^	23,800	96
Hurco Cos., Inc. ‡^	13,000	367
Kadant, Inc. ‡^	20,400	486
LB Foster Co. - Class A ^	9,100	259
Lindsay Corp. ^	18,415	1,220
Middleby Corp. ‡^	12,030	1,217
Mueller Industries, Inc.	54,500	2,477
Toro Co.	15,507	1,103
Wabtec Corp.	16,463	1,241
Woodward, Inc. ^	35,248	1,510
Marine - 0.5%
Alexander & Baldwin, Inc.	5,500	266
Kirby Corp. ‡^	21,600	1,422
Media - 0.8%
Arbitron, Inc. ^	54,900	2,030
Fisher Communications, Inc. ‡^	900	28
Global Sources, Ltd. ‡^	28,300	174
Nexstar Broadcasting Group, Inc. - Class A ‡	5,200	43
Saga Communications, Inc. - Class A ‡^	800	29
Sinclair Broadcast Group, Inc. - Class A ^	18,300	202
Metals & Mining - 0.6%
Coeur d’Alene Mines Corp. ‡	48,500	1,151
Commercial Metals Co.	23,600	350
Hecla Mining Co. ^	63,245	292

	Shares	Value (000’s)
Metals & Mining (continued)
RTI International Metals, Inc. ‡^	1,500	$35
Multiline Retail - 1.1%
Big Lots, Inc. ‡	30,315	1,304
Dillard’s, Inc. - Class A ^	10,900	687
Fred’s, Inc. - Class A ^	93,700	1,369
Multi-Utilities - 0.0% ¥
PNM Resources, Inc.	4,900	90
Office Electronics - 0.4%
Zebra Technologies Corp. - Class A ‡	29,600	1,219
Oil, Gas & Consumable Fuels - 3.6%
Adams Resources & Energy, Inc. ^	1,100	63
Delek US Holdings, Inc. ^	64,500	1,000
Energy XXI Bermuda, Ltd. ‡^	28,550	1,031
GeoResources, Inc. ‡^	29,500	966
Gulfport Energy Corp. ‡	44,805	1,305
Oasis Petroleum, Inc. ‡	42,540	1,312
Penn Virginia Corp. ^	59,600	271
PetroQuest Energy, Inc. ‡^	148,295	911
REX American Resources Corp. ‡^	23,500	721
Scorpio Tankers, Inc. ‡^	94,100	664
Stone Energy Corp. ‡	4,800	137
Vaalco Energy, Inc. ‡^	43,200	408
W&T Offshore, Inc. ^	49,700	1,048
Western Refining, Inc. ^	5,700	107
World Fuel Services Corp. ^	33,482	1,373
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc. ^	28,040	953
Deltic Timber Corp. ^	22,000	1,391
Domtar Corp.	10,900	1,040
P.H. Glatfelter Co. ^	38,500	608
Personal Products - 0.2%
Nature’s Sunshine Products, Inc. ‡^	6,500	104
Nu Skin Enterprises, Inc. - Class A ^	10,570	612
Pharmaceuticals - 2.0%
Akorn, Inc. ‡^	43,700	511
Auxilium Pharmaceuticals, Inc. ‡^	82,630	1,534
Cumberland Pharmaceuticals, Inc. ‡^	37,900	284
Impax Laboratories, Inc. ‡^	63,230	1,554
Medicis Pharmaceutical Corp. - Class A ^	10,900	410
Salix Pharmaceuticals, Ltd. ‡^	35,460	1,862
ViroPharma, Inc. ‡^	8,100	244
Professional Services - 0.2%
Barrett Business Services, Inc. ^	25,200	499
CRA International, Inc. ‡^	5,300	134
Real Estate Investment Trusts - 5.2%
Alexander’s, Inc. ^	1,980	780
Campus Crest Communities, Inc. ^	79,600	928
CreXus Investment Corp. ^	97,600	1,009
DiamondRock Hospitality Co. ^	98,752	1,016
EastGroup Properties, Inc.	17,600	884
Education Realty Trust, Inc. ^	108,900	1,180
Entertainment Properties Trust ^	28,900	1,340
Extra Space Storage, Inc. ^	58,900	1,695
Kite Realty Group Trust ^	54,600	288
Mack-Cali Realty Corp. ^	28,500	821
Mission West Properties, Inc. ^	57,900	571
Monmouth Real Estate Investment Corp. - Class A ^	75,400	734
One Liberty Properties, Inc.	3,700	68
Post Properties, Inc.	34,400	1,612
PS Business Parks, Inc. ^	8,600	564
Retail Opportunity Investments Corp. ^	56,200	677
Sovran Self Storage, Inc. ^	21,600	1,076
Strategic Hotels & Resorts, Inc. ‡	105,100	692

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
Winthrop Realty Trust ^	38,700	$449
Road & Rail - 1.1%
Arkansas Best Corp.	53,000	997
Con-way, Inc. ^	1,700	55
Genesee & Wyoming, Inc. - Class A ‡^	30,700	1,676
Landstar System, Inc. ^	15,385	888
Semiconductors & Semiconductor Equipment - 2.3%
Cavium, Inc. ‡^	33,206	1,027
DSP Group, Inc. ‡	21,900	146
GT Advanced Technologies, Inc. ‡^	62,800	519
Mellanox Technologies, Ltd. ‡^	32,797	1,372
Microsemi Corp. ‡^	69,020	1,479
MKS Instruments, Inc. ^	2,600	77
RF Micro Devices, Inc. ‡^	171,040	852
Skyworks Solutions, Inc. ‡^	43,352	1,199
Teradyne, Inc. ‡^	11,300	191
Tessera Technologies, Inc. ‡^	29,800	514
Software - 3.4%
Aspen Technology, Inc. ‡^	70,415	1,446
Blackbaud, Inc. ^	30,070	999
Cadence Design Systems, Inc. ‡^	167,351	1,981
Fair Isaac Corp. ^	29,000	1,273
Manhattan Associates, Inc. ‡	1,700	81
MICROS Systems, Inc. ‡	24,215	1,339
Parametric Technology Corp. ‡^	69,348	1,938
Pervasive Software, Inc. ‡^	4,500	27
SolarWinds, Inc. ‡	15,500	599
Websense, Inc. ‡^	56,800	1,198
Specialty Retail - 5.8%
Ascena Retail Group, Inc. ‡	35,400	1,569
Bebe Stores, Inc. ^	26,900	248
Body Central Corp. ‡^	77,740	2,256
Build-A-Bear Workshop, Inc. ‡^	15,800	83
Cato Corp. - Class A ^	116,689	3,225
Chico’s FAS, Inc.	97,901	1,478
Conn’s, Inc. ‡^	76,800	1,179
DSW, Inc. - Class A ^	26,830	1,469
Hot Topic, Inc. ^	112,600	1,143
Pier 1 Imports, Inc. ‡^	25,100	456
RadioShack Corp. ^	3,800	24
Sonic Automotive, Inc. - Class A ^	60,000	1,075
Stage Stores, Inc. ^	125,400	2,036
Tractor Supply Co.	17,149	1,553
Zumiez, Inc. ‡	15,700	567
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. ‡^	21,627	1,364
Movado Group, Inc. ^	35,400	869
Oxford Industries, Inc.	1,200	61
Vera Bradley, Inc. ‡^	39,297	1,186

	Shares	Value (000’s)
Thrifts & Mortgage Finance - 0.9%
Dime Community Bancshares, Inc. ^	18,400	$269
First Financial Northwest, Inc. ‡^	6,300	49
Flushing Financial Corp. ^	52,800	710
Northwest Bancshares, Inc. ^	125,400	1,592
Oritani Financial Corp. ^	7,800	115
Pulaski Financial Corp. ^	4,900	39
Rockville Financial, Inc. ^	13,200	154
Tobacco - 0.1%
Vector Group, Ltd. ^	16,500	292
Trading Companies & Distributors - 1.0%
Aceto Corp.	3,900	37
Applied Industrial Technologies, Inc. ^	36,210	1,489
GATX Corp. ^	41,400	1,669
Water Utilities - 0.0% ¥
Consolidated Water Co., Ltd. ^	6,700	53

Total Common Stocks (cost $254,832)		313,473

	Principal (000’s)	Value (000’s)
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.13%, 09/13/2012 g	$330	330
Total Short-Term U.S. Government Obligation (cost $330)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 31%	81,389,956	81,390
Total Securities Lending Collateral (cost $81,390)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $4,086 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 12/01/2026 - 12/25/2038, and with a total value of $4,173.	$4,086	4,086
Total Repurchase Agreement (cost $4,086)

Total Investment Securities (cost $340,638) P		399,279
Other Assets and Liabilities - Net		(81,778)

Net Assets		$317,501

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
Russell 2000 Mini Index	Long	4	06/15/2012	$4

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $79,328.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
g	A portion of this security in the amount of $330 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $340,638. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $67,262 and $8,621, respectively. Net unrealized appreciation for tax purposes is $58,641.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$311,226	$2,247	$—	$313,473
Repurchase Agreement	—	4,086	—	4,086
Securities Lending Collateral	81,390	—	—	81,390
Short-Term U.S. Government Obligations	—	330	—	330
Total	$392,616	$6,663	$—	$399,279

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$4	$—	$—	$4

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.7%
Curtiss-Wright Corp. ^	15,400	$570
DigitalGlobe, Inc. ‡	37,000	494
Hexcel Corp. ‡	26,392	633
Triumph Group, Inc. ^	9,800	614
Air Freight & Logistics - 1.2%
Atlas Air Worldwide Holdings, Inc. ‡^	11,650	573
Hub Group, Inc. - Class A ‡^	13,066	471
Airlines - 0.4%
Allegiant Travel Co. - Class A ‡^	5,900	322
Auto Components - 0.4%
Amerigon, Inc. ‡^	21,800	353
Biotechnology - 2.9%
Astex Pharmaceuticals ‡^	169,518	315
Myriad Genetics, Inc. ‡	31,000	734
Onyx Pharmaceuticals, Inc. ‡	17,500	659
Seattle Genetics, Inc. ‡^	32,400	660
United Therapeutics Corp. ‡^	4,115	194
Building Products - 0.8%
AO Smith Corp. ^	15,374	691
Capital Markets - 1.8%
KBW, Inc. ^	21,700	401
Walter Investment Management Corp.	30,207	681
WisdomTree Investments, Inc. ‡^	61,125	512
Chemicals - 1.8%
Balchem Corp. ^	12,576	380
Kraton Performance Polymers, Inc. ‡^	19,748	525
Kronos Worldwide, Inc. ^	27,100	676
Commercial Banks - 2.1%
Boston Private Financial Holdings, Inc. ^	38,812	385
First Citizens BancShares, Inc. - Class A	1,830	334
SVB Financial Group ‡^	10,021	645
Texas Capital Bancshares, Inc. ‡^	6,400	222
Umpqua Holdings Corp. ^	20,315	275
Commercial Services & Supplies - 1.5%
Consolidated Graphics, Inc. ‡^	12,631	572
Corrections Corp. of America ‡^	21,300	581
InnerWorkings, Inc. ‡	12,200	142
Communications Equipment - 3.5%
ADTRAN, Inc. ^	18,900	589
Emulex Corp. ‡^	47,500	493
Finisar Corp. ‡^	30,500	615
InterDigital, Inc.	7,200	251
Procera Networks, Inc. ‡^	9,300	208
RADWARE, Ltd. ‡	12,340	462
Sonus Networks, Inc. ‡^	158,323	459
Construction & Engineering - 1.2%
MasTec, Inc. ‡^	35,800	647
MYR Group, Inc. ‡^	22,332	399
Consumer Finance - 2.6%
Cash America International, Inc. ^	4,500	216
DFC Global Corp. ‡^	23,218	438
Ezcorp, Inc. - Class A ‡	14,864	482
First Cash Financial Services, Inc. ‡^	13,758	590
Regional Management Corp. ‡	14,868	250
World Acceptance Corp. ‡^	4,118	252
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	10,100	446
Diversified Consumer Services - 1.8%
American Public Education, Inc. ‡^	14,397	547
Grand Canyon Education, Inc. ‡^	31,400	558
Sotheby’s ^	11,385	448
Diversified Telecommunication Services - 0.8%
Cbeyond, Inc. ‡^	42,854	343
inContact, Inc. ‡^	70,946	396
Electrical Equipment - 1.3%
EnerSys ‡	12,764	442
General Cable Corp. ‡^	8,832	257

	Shares	Value (000’s)
Electrical Equipment (continued)
II-VI, Inc. ‡^	18,645	$441
Electronic Equipment & Instruments - 1.7%
Maxwell Technologies, Inc. ‡^	17,824	327
Newport Corp. ‡^	28,310	502
OSI Systems, Inc. ‡^	10,433	639
Energy Equipment & Services - 3.1%
Dawson Geophysical Co. ‡^	10,979	377
Gulfmark Offshore, Inc. - Class A ‡	9,600	441
Helix Energy Solutions Group, Inc. ‡^	26,599	474
Key Energy Services, Inc. ‡^	24,366	376
North American Energy Partners, Inc. ‡^	40,253	197
OYO Geospace Corp. ‡	8,074	851
Food & Staples Retailing - 0.6%
Harris Teeter Supermarkets, Inc. ^	12,800	513
Food Products - 1.2%
Hain Celestial Group, Inc. ‡^	11,451	502
Sanderson Farms, Inc. ^	10,600	562
Health Care Equipment & Supplies - 2.7%
Haemonetics Corp. ‡^	8,570	597
ICU Medical, Inc. ‡^	10,418	512
Integra LifeSciences Holdings Corp. ‡^	7,343	255
Masimo Corp. ‡^	16,900	395
Thoratec Corp. ‡	16,315	550
Health Care Providers & Services - 1.1%
Centene Corp. ‡^	10,100	495
Metropolitan Health Networks, Inc. ‡^	50,300	471
Health Care Technology - 2.0%
Computer Programs & Systems, Inc. ^	7,100	401
HealthStream, Inc. ‡^	17,158	398
MedAssets, Inc. ‡	32,000	421
Omnicell, Inc. ‡^	36,300	552
Hotels, Restaurants & Leisure - 1.2%
Caribou Coffee Co., Inc. ‡^	19,495	363
WMS Industries, Inc. ‡^	29,300	696
Household Durables - 1.4%
Ethan Allen Interiors, Inc. ^	16,700	423
La-Z-Boy, Inc. ‡^	28,926	433
Standard Pacific Corp. ‡^	74,100	330
Household Products - 0.6%
Spectrum Brands Holdings, Inc. ‡^	15,571	544
Insurance - 2.3%
Endurance Specialty Holdings, Ltd. ^	14,800	602
Maiden Holdings, Ltd. ^	43,000	387
Platinum Underwriters Holdings, Ltd.	17,900	653
ProAssurance Corp. ^	4,043	356
Internet & Catalog Retail - 0.8%
Shutterfly, Inc. ‡^	22,870	717
Internet Software & Services - 5.1%
DealerTrack Holdings, Inc. ‡^	22,900	693
LivePerson, Inc. ‡^	35,465	595
NIC, Inc. ^	29,449	357
Open Text Corp. ‡	9,587	586
SPS Commerce, Inc. ‡^	9,200	247
ValueClick, Inc. ‡^	37,953	749
VistaPrint NV ‡^	20,000	773
Zix Corp. ‡^	159,050	463
IT Services - 1.6%
Euronet Worldwide, Inc. ‡^	26,300	550
TNS, Inc. ‡^	17,411	378
Wright Express Corp. ‡^	6,748	437
Leisure Equipment & Products - 0.3%
Brunswick Corp. ^	11,100	286
Life Sciences Tools & Services - 1.7%
Bruker Corp. ‡	21,013	322
ICON PLC ADR ‡	32,806	695
PAREXEL International Corp. ‡^	15,743	425
Machinery - 2.8%
Actuant Corp. - Class A ^	4,093	119

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Machinery (continued)
Astec Industries, Inc. ‡	10,893	$397
Chart Industries, Inc. ‡^	5,619	412
EnPro Industries, Inc. ‡^	15,713	646
Tennant Co. ^	3,020	133
Trimas Corp. ‡^	24,767	555
Wabash National Corp. ‡	19,937	206
Metals & Mining - 0.5%
Coeur d’Alene Mines Corp. ‡^	16,800	399
Hecla Mining Co. ^	15,100	70
Multiline Retail - 0.3%
Fred’s, Inc. - Class A ^	15,015	219
Oil, Gas & Consumable Fuels - 3.6%
Energy XXI Bermuda, Ltd. ‡^	13,300	480
GeoResources, Inc. ‡^	19,663	644
Gulfport Energy Corp. ‡	15,235	444
Kodiak Oil & Gas Corp. ‡^	50,600	504
Rex Energy Corp. ‡^	35,139	375
Rosetta Resources, Inc. ‡	9,325	455
Swift Energy Co. ‡^	9,200	267
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc. ^	13,744	467
KapStone Paper and Packaging Corp. ‡^	23,800	469
Personal Products - 0.4%
Inter Parfums, Inc. ^	24,238	380
Pharmaceuticals - 3.7%
Akorn, Inc. ‡^	42,131	493
Depomed, Inc. ‡^	62,064	389
Impax Laboratories, Inc. ‡^	30,421	748
Jazz Pharmaceuticals PLC ‡	15,600	755
Salix Pharmaceuticals, Ltd. ‡^	9,100	478
Spectrum Pharmaceuticals, Inc. ‡^	31,700	400
Professional Services - 3.1%
Corporate Executive Board Co.	8,500	366
Dolan Co. ‡^	12,930	118
FTI Consulting, Inc. ‡^	16,600	623
Huron Consulting Group, Inc. ‡^	16,785	630
Mistras Group, Inc. ‡^	22,600	538
TrueBlue, Inc. ‡^	21,652	387
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA ‡^	3,800	230
Road & Rail - 1.2%
Landstar System, Inc. ^	4,500	260
Marten Transport, Ltd. ^	14,223	314
Old Dominion Freight Line, Inc. ‡^	10,187	485
Semiconductors & Semiconductor Equipment - 7.4%
ATMI, Inc. ‡^	12,298	287
Cavium, Inc. ‡^	21,200	656
Diodes, Inc. ‡^	23,343	541
EZchip Semiconductor, Ltd. ‡^	8,975	389
Kulicke & Soffa Industries, Inc. ‡	34,400	428
Lattice Semiconductor Corp. ‡^	63,251	407
LTX-Credence Corp. ‡^	61,700	444
Mellanox Technologies, Ltd. ‡^	10,624	444
MIPS Technologies, Inc. - Class A ‡^	90,519	492
Nova Measuring Instruments, Ltd. ‡	57,000	511
NVE Corp. ‡^	6,936	368
Silicon Image, Inc. ‡^	69,000	406
TriQuint Semiconductor, Inc. ‡^	105,800	729
Volterra Semiconductor Corp. ‡^	10,549	363
Software - 8.9%
ACI Worldwide, Inc. ‡	23,167	933
Allot Communications, Ltd. ‡^	21,918	510
BroadSoft, Inc. ‡^	17,007	651
Clicksoftware Technologies, Ltd.	49,542	628
CommVault Systems, Inc. ‡^	7,891	392
Interactive Intelligence Group, Inc. ‡^	18,060	551
Mentor Graphics Corp. ‡^	39,100	581
Mitek Systems, Inc. ‡^	30,622	355

	Shares	Value (000’s)
Software (continued)
Netscout Systems, Inc. ‡^	30,200	$614
NICE Systems, Ltd. ADR ‡^	14,163	557
OPNET Technologies, Inc. ^	13,148	381
Parametric Technology Corp. ‡^	29,300	819
SolarWinds, Inc. ‡	7,800	301
Ultimate Software Group, Inc. ‡^	4,173	306
Websense, Inc. ‡^	4,039	85
Specialty Retail - 7.8%
Ascena Retail Group, Inc. ‡	4,800	213
Bebe Stores, Inc. ^	48,900	451
Body Central Corp. ‡^	17,740	515
Buckle, Inc. ^	9,500	455
Casual Male Retail Group, Inc. ‡^	148,598	499
Chico’s FAS, Inc.	35,800	541
Cost Plus, Inc. ‡^	17,327	310
Express, Inc. ‡	29,726	743
Finish Line, Inc. - Class A ^	21,400	454
Genesco, Inc. ‡^	7,644	548
Lithia Motors, Inc. - Class A ^	19,306	506
Pier 1 Imports, Inc. ‡^	14,600	265
Rent-A-Center, Inc. ^	6,200	234
Select Comfort Corp. ‡^	8,400	272
Vitamin Shoppe, Inc. ‡^	15,282	676
Textiles, Apparel & Luxury Goods - 1.3%
Maidenform Brands, Inc. ‡^	21,200	477
Steven Madden, Ltd. ‡^	15,606	667
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. ‡^	20,830	536
Rush Enterprises, Inc. - Class A ‡^	17,083	363

Total Common Stocks (cost $74,309)		85,420

WARRANT - 0.0% ¥
Oil, Gas & Consumable Fuels - 0.0% ¥
Magnum Hunter Resources ‡ ^ §
Expiration: 10/14/2013
Exercise Price: $10.50	10,091	♦
Total Warrant (cost $♦)
SECURITIES LENDING COLLATERAL - 28.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31%	25,009,847	25,010
Total Securities Lending Collateral (cost $25,010)

Total Investment Securities (cost $ 99,319) P		110,430
Other Assets and Liabilities - Net		(23,312)

Net Assets		$87,118

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $24,230.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
§	Illiquid. Total aggregate market value of illiquid securities is less than $1, or less than 0.01%, of the portfolio’s net assets.
♦	Amount is less than 1.
	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $99,319. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,082 and $1,971, respectively. Net unrealized appreciation for tax purposes is $11,111.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$84,168	$1,252	$—	$85,420
Securities Lending Collateral	25,010	—	—	25,010
Warrants	♦	—	—	♦

Total	$109,178	$1,252	$—	$110,430

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 1.6%
Germany - 1.6%
Volkswagen AG , 1.69% 	64,777	$11,391
Total Preferred Stock (cost $5,918)

COMMON STOCKS - 86.4%
Australia - 1.2%
BHP Billiton, Ltd.	239,401	8,583
Brazil - 3.8%
BM&FBOVESPA SA	950,300	5,851
Embraer SA ADR ‡	225,400	7,209
Itau Unibanco Holding SA ADR	356,700	6,845
Natura Cosmeticos SA	362,400	7,881
Canada - 3.5%
Canadian National Railway Co.	135,950	10,804
Canadian Natural Resources, Ltd.	237,700	7,878
Cenovus Energy, Inc.	180,688	6,503
Denmark - 2.4%
Novo Nordisk A/S - Class B ^	122,364	16,942
France - 6.6%
Air Liquide SA	97,449	12,991
Cie Generale des Etablissements Michelin - Class B	66,100	4,922
LVMH Moet Hennessy Louis Vuitton SA	92,643	15,920
Publicis Groupe SA ^	188,554	10,395
Vallourec SA	74,400	4,713
Germany - 9.5%
Adidas AG	203,377	15,879
Allianz SE	86,700	10,346
Fresenius Medical Care AG & Co., KGaA	166,061	11,769
SAP AG	255,840	17,866
Siemens AG	121,600	12,259
Hong Kong - 10.1%
China Life Insurance Co., Ltd. - Class H ^	2,293,157	5,950
China Merchants Bank Co., Ltd. - Class H ^	4,696,845	9,605
CNOOC, Ltd.	6,660,096	13,689
Hong Kong Exchanges & Clearing, Ltd. ^	686,000	11,520
HSBC Holdings PLC ^	1,118,590	9,845
Industrial & Commercial Bank of China - Class H ^	13,207,300	8,521
Sinopharm Group Co., Ltd. - Class H ^	2,458,090	6,853
Tencent Holdings, Ltd. ^	260,075	7,261
Israel - 1.8%
Teva Pharmaceutical Industries, Ltd. ADR	295,694	13,324
Japan - 9.9%
Canon, Inc.	209,424	9,893
Dai-ichi Life Insurance Co., Ltd. ^	3,677	5,078
FANUC Corp. ^	48,524	8,606
KDDI Corp. ^	1,343	8,697
Komatsu, Ltd. ^	424,105	12,088
Mitsubishi UFJ Financial Group, Inc. ^	2,458,600	12,238
Toyota Motor Corp. ^	352,351	15,197
Korea, Republic of - 1.5%
Hyundai Motor Co.	54,618	11,232
Mexico - 1.5%
Wal-Mart de Mexico SAB de CV - Series V	3,304,400	11,088
Sweden - 2.2%
Hennes & Mauritz AB - Class B	312,671	11,314
Svenska Handelsbanken AB - Class A	133,100	4,243
Switzerland - 6.9%
Credit Suisse Group AG ‡	242,500	6,912
Julius Baer Group, Ltd. ‡	173,596	7,008
Nestle SA	245,271	15,433
Novartis AG	215,671	11,936
Swatch Group AG - BR	10,440	4,805
Syngenta AG ‡	13,050	4,512

	Shares	Value (000’s)
Taiwan - 0.4%
HTC Corp.	159,387	$3,224
United Kingdom - 17.9%
ARM Holdings PLC	661,819	6,267
BG Group PLC	570,986	13,224
British American Tobacco PLC	325,073	16,381
Carnival PLC ^	264,878	8,465
Kingfisher PLC	2,239,810	10,988
Pearson PLC	376,637	7,018
Reckitt Benckiser Group PLC	274,534	15,514
Rolls-Royce Holdings PLC ‡	403,240	5,237
SABMiller PLC	196,479	7,887
Standard Chartered PLC	607,068	15,147
TESCO PLC	2,282,557	12,048
Vodafone Group PLC	4,348,060	11,976
United States - 7.2%
Check Point Software Technologies, Ltd. ‡^	137,756	8,794
Covidien PLC	165,746	9,063
Potash Corp. of Saskatchewan, Inc.	206,500	9,435
Schlumberger, Ltd.	185,208	12,952
Yandex NV - Class A ‡^	184,000	4,944
Yum! Brands, Inc.	105,300	7,495

Total Common Stocks (cost $502,971)		628,463

SECURITIES LENDING COLLATERAL - 11.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% 	83,536,639	83,537
Total Securities Lending Collateral (cost $83,537)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% , dated 03/30/2012, to be repurchased at $23,552 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 12/25/2038, and with a total value of $24,023.	$23,552	23,552
Total Repurchase Agreement (cost $23,552)

Total Investment Securities (cost $615,978) P		746,943
Other Assets and Liabilities - Net		(19,349)

Net Assets		$727,594

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	8.9%	$66,445
Pharmaceuticals	5 .6	42,202
Oil, Gas & Consumable Fuels	5 .5	41,294
Automobiles	5 .1	37,820
Textiles, Apparel & Luxury Goods	4 .9	36,604
Chemicals	3 .6	26,938
Software	3 .6	26,660
Machinery	3 .4	25,407
Food & Staples Retailing	3 .1	23,136
Specialty Retail	3 .0	22,302
Insurance	2 .9	21,373
Wireless Telecommunication Services	2 .8	20,673
Health Care Providers & Services	2 .5	18,622
Media	2 .3	17,413
Diversified Financial Services	2 .3	17,371
Tobacco	2 .2	16,381
Hotels, Restaurants & Leisure	2 .1	15,960
Household Products	2 .1	15,514
Food Products	2 .1	15,433
Capital Markets	1 .9	13,920
Energy Equipment & Services	1 .7	12,952
Aerospace & Defense	1 .7	12,446
Industrial Conglomerates	1 .6	12,259
Internet Software & Services	1 .6	12,205
Road & Rail	1 .4	10,804
Office Electronics	1 .3	9,893
Health Care Equipment & Supplies	1 .2	9,063
Metals & Mining	1 .1	8,583
Beverages	1 .1	7,887
Personal Products	1 .1	7,881
Semiconductors & Semiconductor Equipment	0 .8	6,267
Auto Components	0 .7	4,922
Communications Equipment	0 .4	3,224

Investment Securities, at Value	85.6	639,854
Short-Term Investments	14.4	107,089

Total Investments	100.0%	$746,943

FORWARD FOREIGN CURRENCY CONTRACT:

Currency	Counterparty	Contracts (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars (Sold) (000’s)	Net Unrealized Appreciation (000’s)
Euro	SSB	(28,539)	05/09/2012	$(39,183)	$1,114

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$1,114	$—	$1,114

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

	Rate shown reflects the yield at 03/30/2012.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $79,438.
P	Aggregate cost for federal income tax purposes is $615,978. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $152,757 and $21,792, respectively. Net unrealized appreciation for tax purposes is $130,965.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$116,742	$511,721	$—	$628,463
Preferred Stocks	—	11,391	—	11,391
Repurchase Agreement	—	23,552	—	23,552
Securities Lending Collateral	83,537	—	—	83,537

Total	$200,279	$546,664	$—	$746,943

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Forward Foreign Currency Contracts - Appreciation	$—	$1,114	$—	$1,114

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Notes to Schedules of Investments

At March 31, 2012

(unaudited)

Transamerica Partners Portfolios (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Portfolios.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Partners Money Market Portfolio (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2012 are listed in the Schedules of Investments.

Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are: an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Portfolios write call and put options/swaptions on futures, swaps, securities, or currencies they own or in which they invest. The Portfolios purchase put and call options/swaptions on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. Options are marked to market daily to reflect the current value of the option/swaption written.

The underlying face amounts of open option and swaption contracts at March 31, 2012 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at March 31, 2012 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Certain Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

The open swap agreements at March 31, 2012 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Loan participations/assignments (continued):

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2012.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2012 are listed in the Schedules of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at March 31, 2012 are listed in the Schedules of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2012 are shown in the Schedules of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management Inc’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

The significant unobservable inputs used in the fair value measurement of equity securities are similar offered quotes, and comparability adjustments. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

Investment companies: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolio and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Fair value measurements (continued):

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

The significant unobservable inputs used in the fair value measurement of corporate bonds are probability of default, and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2012 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2012 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments March 31, 2012 (Unaudited)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary - 10.6%

Auto Components - 0.3%
BorgWarner, Inc. (a)(b)	20,582	$1,735,886
The Goodyear Tire & Rubber Co. (a)	45,685	512,585
Johnson Controls, Inc.	128,339	4,168,451

		6,416,922

Automobiles - 0.4%
Ford Motor Co.	716,549	8,949,697
Harley-Davidson, Inc.	42,992	2,110,047

		11,059,744

Distributors - 0.1%
Genuine Parts Co. (b)	29,368	1,842,842

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	21,223	820,057
DeVry, Inc.	11,178	378,599
H&R Block, Inc.	55,064	906,904

		2,105,560

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	85,387	2,739,215
Chipotle Mexican Grill, Inc. (a)	5,894	2,463,692
Darden Restaurants, Inc. (b)	24,197	1,237,919
International Game Technology	56,338	945,915
Marriott International, Inc., Class A (b)	50,400	1,907,640
McDonald’s Corp.	192,029	18,838,045
Starbucks Corp.	142,037	7,938,448
Starwood Hotels & Resorts Worldwide, Inc.	36,970	2,085,478
Wyndham Worldwide Corp.	27,495	1,278,792
Wynn Resorts Ltd. (b)	14,974	1,869,953
Yum! Brands, Inc.	86,801	6,178,495

		47,483,592

Household Durables - 0.2%
D.R. Horton, Inc. (b)	52,848	801,704
Harman International Industries, Inc. (b)	13,297	622,432
Leggett & Platt, Inc. (b)	26,566	611,284
Lennar Corp., Class A (b)	30,773	836,410
Newell Rubbermaid, Inc.	54,335	967,706
PulteGroup, Inc. (a)	63,362	560,754
Whirlpool Corp. (b)	14,380	1,105,247

		5,505,537

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	68,636	13,899,476
Expedia, Inc. (b)	17,868	597,506
NetFlix, Inc. (a)	10,404	1,196,876
priceline.com, Inc. (a)	9,389	6,736,608
TripAdvisor, Inc. (a)	17,740	632,786

		23,063,252

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	21,930	805,270
Mattel, Inc.	63,929	2,151,850

		2,957,120

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Media - 3.1%
Cablevision Systems Corp.	41,033	602,364
CBS Corp., Class B	122,368	4,149,499
Comcast Corp, Class A	508,369	15,256,154
DIRECTV, Class A (a)	127,495	6,290,603
Discovery Communications, Inc. (a)	48,826	2,470,596
Gannett Co., Inc. (b)	44,609	683,856
Interpublic Group of Cos., Inc.	84,126	959,878
The McGraw-Hill Cos., Inc.	52,488	2,544,093
News Corp., Class A	405,795	7,990,104
Omnicom Group, Inc.	51,497	2,608,323
Scripps Networks Interactive, Inc., Class A	18,018	877,296
Time Warner Cable, Inc.	59,214	4,825,941
Time Warner, Inc.	182,803	6,900,813
Viacom, Inc., Class B	101,832	4,832,947
The Walt Disney Co.	337,914	14,793,875
The Washington Post Co., Class B (b)	907	338,828

		76,125,170

Multiline Retail - 0.8%
Big Lots, Inc. (a)	12,275	528,070
Dollar Tree, Inc. (a)	22,439	2,120,261
Family Dollar Stores, Inc. (b)	22,250	1,407,980
J.C. Penney Co., Inc. (b)	27,378	970,003
Kohl’s Corp. (b)	47,777	2,390,283
Macy’s, Inc.	78,109	3,103,271
Nordstrom, Inc.	30,134	1,679,066
Sears Holdings Corp. (a)(b)	7,227	478,789
Target Corp.	126,615	7,377,856

		20,055,579

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,199	803,632
AutoNation, Inc. (a)	8,570	294,037
AutoZone, Inc. (a)	5,129	1,906,962
Bed Bath & Beyond, Inc. (a)	44,659	2,937,222
Best Buy Co., Inc. (b)	53,454	1,265,791
CarMax, Inc. (a)	42,769	1,481,946
GameStop Corp., Class A (b)	25,829	564,105
The Gap, Inc.	62,506	1,633,907
The Home Depot, Inc.	290,632	14,621,696
Limited Brands, Inc. (b)	46,370	2,225,760
Lowe’s Cos., Inc. (b)	233,963	7,341,759
O’Reilly Automotive, Inc. (a)	23,947	2,187,558
Ross Stores, Inc.	43,175	2,508,468
Staples, Inc. (b)	130,568	2,112,590
Tiffany & Co.	23,951	1,655,733
The TJX Cos., Inc. (b)	142,202	5,646,841
Urban Outfitters, Inc. (a)	20,759	604,295

		49,792,302

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	54,252	4,192,594
NIKE, Inc., Class B (b)	69,215	7,505,675
Ralph Lauren Corp.	12,185	2,124,211
VF Corp. (b)	16,472	2,404,583

		16,227,063

Total Consumer Discretionary		262,634,683

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Consumer Staples - 10.5%

Beverages - 2.4%
Beam, Inc.	29,560	1,731,329
Brown-Forman Corp., Class B	18,702	1,559,560
The Coca-Cola Co.	426,684	31,578,883
Coca-Cola Enterprises, Inc.	56,538	1,616,987
Constellation Brands, Inc. (a)	32,461	765,755
Dr Pepper Snapple Group, Inc.	39,979	1,607,555
Molson Coors Brewing Co., Class B	29,644	1,341,391
PepsiCo Inc.	296,114	19,647,164

		59,848,624

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	81,997	7,445,328
CVS Caremark Corp.	245,537	11,000,058
The Kroger Co. (b)	108,480	2,628,470
Safeway, Inc. (b)	50,672	1,024,081
SUPERVALU, Inc. (b)	39,885	227,743
Sysco Corp.	110,209	3,290,841
Wal-Mart Stores, Inc. (b)	329,287	20,152,364
Walgreen Co.	164,678	5,515,066
Whole Foods Market, Inc.	30,599	2,545,837

		53,829,788

Food Products - 1.7%
Archer Daniels Midland Co.	124,734	3,949,078
Campbell Soup Co. (b)	33,565	1,136,175
ConAgra Foods, Inc.	77,779	2,042,476
Dean Foods Co. (a)	34,561	418,534
General Mills, Inc.	121,533	4,794,477
H.J. Heinz Co. (b)	60,307	3,229,440
The Hershey Co.	28,920	1,773,664
Hormel Foods Corp. (b)	25,719	759,225
The J.M. Smucker Co.	21,372	1,738,826
Kellogg Co.	46,459	2,491,596
Kraft Foods, Inc., Class A	333,365	12,671,204
McCormick & Co., Inc. (b)	25,131	1,367,880
Mead Johnson Nutrition Co.	38,395	3,166,820
Sara Lee Corp.	111,526	2,401,155
Tyson Foods, Inc., Class A	54,740	1,048,271

		42,988,821

Household Products - 2.1%
The Clorox Co. (b)	24,431	1,679,631
Colgate-Palmolive Co.	90,415	8,840,779
Kimberly-Clark Corp.	74,220	5,484,116
The Procter & Gamble Co.	519,290	34,901,481

		50,906,007

Personal Products - 0.2%
Avon Products, Inc.	81,319	1,574,336
The Estee Lauder Cos., Inc., Class A	42,391	2,625,698

		4,200,034

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Tobacco - 1.9%
Altria Group, Inc.	385,668	11,905,571
Lorillard, Inc.	24,887	3,222,369
Philip Morris International, Inc.	324,627	28,765,198
Reynolds American, Inc.	63,073	2,613,745

		46,506,883

Total Consumer Staples		258,280,157

Energy - 10.9%

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	82,493	3,459,756
Cameron International Corp. (a)	46,409	2,451,787
Diamond Offshore Drilling, Inc.	13,070	872,423
FMC Technologies, Inc. (a)	45,071	2,272,480
Halliburton Co. (b)	174,007	5,775,292
Helmerich & Payne, Inc. (b)	20,294	1,094,861
Nabors Industries Ltd. (a)	54,575	954,517
National Oilwell Varco, Inc.	79,978	6,355,852
Noble Corp. (a)	47,538	1,781,249
Rowan Cos., Inc. (a)	23,246	765,491
Schlumberger Ltd.	251,458	17,584,458

		43,368,166

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	41,237	627,215
Anadarko Petroleum Corp.	93,968	7,361,453
Apache Corp.	72,456	7,277,481
Cabot Oil & Gas Corp.	39,629	1,235,236
Chesapeake Energy Corp. (b)	124,896	2,893,840
Chevron Corp.	372,720	39,970,493
ConocoPhillips	241,261	18,338,249
CONSOL Energy, Inc.	42,861	1,461,560
Denbury Resources, Inc. (a)	73,498	1,339,868
Devon Energy Corp.	76,184	5,418,206
El Paso Corp.	145,703	4,305,524
EOG Resources, Inc.	50,730	5,636,103
EQT Corp.	28,222	1,360,583
Exxon Mobil Corp. (b)	888,591	77,067,497
Hess Corp.	57,044	3,362,744
Marathon Oil Corp.	132,708	4,206,844
Marathon Petroleum Corp.	65,576	2,843,375
Murphy Oil Corp.	36,550	2,056,668
Newfield Exploration Co. (a)	25,093	870,225
Noble Energy, Inc.	33,358	3,261,745
Occidental Petroleum Corp.	152,909	14,561,524
Peabody Energy Corp.	51,342	1,486,864
Pioneer Natural Resources Co. (b)	23,237	2,593,017
QEP Resources, Inc.	33,582	1,024,251
Range Resources Corp.	29,757	1,730,072
Southwestern Energy Co. (a)	65,801	2,013,511
Spectra Energy Corp.	122,758	3,873,015
Sunoco, Inc.	20,254	772,690
Tesoro Corp. (a)	26,251	704,577
Valero Energy Corp.	104,705	2,698,248
The Williams Cos., Inc.	111,640	3,439,628
WPX Energy, Inc. (a)	37,189	669,774

		226,462,080

Total Energy		269,830,246

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Financials - 14.5%

Capital Markets - 2.0%
Ameriprise Financial, Inc.	41,904	2,393,976
The Bank of New York Mellon Corp.	227,135	5,480,768
BlackRock, Inc. (c)	18,923	3,877,323
The Charles Schwab Corp.	203,725	2,927,528
E*Trade Financial Corp. (a)	47,771	523,092
Federated Investors, Inc., Class B (b)	17,458	391,234
Franklin Resources, Inc. (b)	26,869	3,332,562
The Goldman Sachs Group, Inc.	93,304	11,604,218
Invesco Ltd.	83,919	2,238,120
Legg Mason, Inc.	23,572	658,366
Morgan Stanley	287,229	5,641,178
Northern Trust Corp.	45,454	2,156,792
State Street Corp.	91,972	4,184,726
T Rowe Price Group, Inc.	47,788	3,120,556

		48,530,439

Commercial Banks - 2.8%
BB&T Corp.	131,445	4,126,058
Comerica, Inc. (b)	37,194	1,203,598
Fifth Third Bancorp	173,416	2,436,495
First Horizon National Corp. (b)	48,570	504,157
Huntington Bancshares, Inc.	162,283	1,046,725
KeyCorp	179,831	1,528,563
M&T Bank Corp. (b)	23,830	2,070,350
PNC Financial Services Group, Inc. (c)	99,461	6,414,240
Regions Financial Corp.	237,784	1,566,997
SunTrust Banks, Inc.	100,524	2,429,665
U.S. Bancorp	360,266	11,413,227
Wells Fargo & Co.	994,170	33,940,964
Zions BanCorp.	34,845	747,774

		69,428,813

Consumer Finance - 0.9%
American Express Co.	191,326	11,070,122
Capital One Financial Corp.	104,337	5,815,745
Discover Financial Services	99,934	3,331,800
SLM Corp.	96,099	1,514,520

		21,732,187

Diversified Financial Services - 3.3%
Bank of America Corp.	2,023,382	19,363,766
Citigroup, Inc.	552,142	20,180,790
CME Group, Inc.	12,527	3,624,437
IntercontinentalExchange, Inc. (a)	13,685	1,880,593
JPMorgan Chase & Co. (b)	719,691	33,091,392
Leucadia National Corp.	37,468	977,915
Moody’s Corp.	37,008	1,558,037
The NASDAQ OMX Group, Inc. (a)	23,608	611,447
NYSE Euronext	48,640	1,459,686

		82,748,063

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Insurance - 3.4%
ACE Ltd.	63,562	4,652,738
Aflac, Inc.	88,059	4,049,833
The Allstate Corp. (b)	93,973	3,093,591
American International Group, Inc. (a)	101,429	3,127,056
Aon Corp.	61,303	3,007,525
Assurant, Inc.	16,534	669,627
Berkshire Hathaway, Inc., Class B (a)	331,476	26,899,277
Chubb Corp.	51,114	3,532,489
Cincinnati Financial Corp. (b)	30,642	1,057,455
Genworth Financial, Inc., Class A (a)	92,111	766,364
Hartford Financial Services Group, Inc. (b)	82,853	1,746,541
Lincoln National Corp. (b)	54,859	1,446,083
Loews Corp.	57,603	2,296,632
Marsh & McLennan Cos., Inc.	102,447	3,359,237
MetLife, Inc.	199,902	7,466,340
Principal Financial Group, Inc.	56,828	1,676,994
The Progressive Corp. (b)	115,420	2,675,436
Prudential Financial, Inc.	88,608	5,616,861
Torchmark Corp.	18,898	942,065
The Travelers Cos., Inc.	74,104	4,386,957
Unum Group (b)	54,603	1,336,682
XL Group Plc	59,463	1,289,753

		85,095,536

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	74,226	4,677,723
Apartment Investment & Management Co.	22,715	599,903
AvalonBay Communities, Inc.	17,949	2,537,091
Boston Properties, Inc.	27,954	2,934,890
Equity Residential (b)	56,603	3,544,480
HCP, Inc. (b)	77,204	3,046,470
Health Care REIT, Inc.	39,641	2,178,669
Host Hotels & Resorts, Inc. (b)	133,388	2,190,231
Kimco Realty Corp. (b)	76,804	1,479,245
Plum Creek Timber Co., Inc.	30,518	1,268,328
ProLogis, Inc.	86,527	3,116,703
Public Storage	26,803	3,703,370
Simon Property Group, Inc.	57,737	8,411,126
Ventas, Inc. (b)	54,467	3,110,066
Vornado Realty Trust (b)	34,892	2,937,906
Weyerhaeuser Co.	101,140	2,216,989

		47,953,190

Real Estate Management & Development - 0.1%
CB Richard Ellis Group Inc. (a)	61,947	1,236,462

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	99,104	724,450
People’s United Financial, Inc.	67,461	893,184

		1,617,634

Total Financials		358,342,324

Health Care - 11.1%

Biotechnology - 1.2%
Amgen, Inc. (b)	149,208	10,144,652

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Biogen Idec, Inc. (a)	45,006	5,669,406
Celgene Corp. (a)	82,728	6,413,074
Gilead Sciences, Inc. (a)	142,775	6,974,559

		29,201,691

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	105,641	6,315,219
Becton Dickinson & Co. (b)	39,623	3,076,726
Boston Scientific Corp. (a)	273,200	1,633,736
C.R. Bard, Inc.	15,826	1,562,343
CareFusion Corp. (a)	42,442	1,100,521
Covidien Plc	91,122	4,982,551
DENTSPLY International, Inc. (b)	26,663	1,069,986
Edwards Lifesciences Corp. (a)	21,697	1,578,023
Intuitive Surgical, Inc. (a)	7,410	4,014,367
Medtronic, Inc. (b)	196,181	7,688,333
St. Jude Medical, Inc.	60,413	2,676,900
Stryker Corp. (b)	61,056	3,387,387
Varian Medical Systems, Inc. (a)	21,323	1,470,434
Zimmer Holdings, Inc.	33,506	2,153,766

		42,710,292

Health Care Providers & Services - 2.1%
Aetna, Inc.	66,084	3,314,773
AmerisourceBergen Corp.	48,607	1,928,726
Cardinal Health, Inc.	65,169	2,809,435
Cigna Corp.	54,014	2,660,189
Coventry Health Care, Inc.	26,640	947,585
DaVita, Inc. (a)	17,680	1,594,206
Express Scripts, Inc. (a)	91,393	4,951,673
Humana, Inc.	30,927	2,860,129
Laboratory Corp. of America Holdings (a)	18,295	1,674,724
McKesson Corp.	46,397	4,072,265
Medco Health Solutions, Inc. (a)	73,172	5,143,992
Patterson Cos., Inc.	16,404	547,894
Quest Diagnostics Inc. (b)	29,856	1,825,694
Tenet Healthcare Corp. (a)(b)	77,820	413,224
UnitedHealth Group, Inc. (b)	197,006	11,611,534
WellPoint, Inc.	63,109	4,657,444

		51,013,487

Health Care Technology - 0.1%
Cerner Corp. (a)	27,510	2,095,162

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (b)	65,535	2,916,963
Life Technologies Corp. (a)	33,634	1,642,012
PerkinElmer, Inc.	21,231	587,249
Thermo Fisher Scientific, Inc.	68,973	3,888,698
Waters Corp. (a)	16,821	1,558,634

		10,593,556

Pharmaceuticals - 5.6%
Abbott Laboratories (b)	296,437	18,168,624
Allergan, Inc. (b)	57,396	5,477,300
Bristol-Myers Squibb Co. (b)	318,257	10,741,174
Eli Lilly & Co. (b)	192,517	7,752,659
Forest Laboratories, Inc. (a)	50,127	1,738,906
Hospira, Inc. (a)	31,099	1,162,792
Johnson & Johnson (b)	517,533	34,136,477
Merck & Co., Inc.	573,889	22,037,337

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Mylan, Inc. (a)	80,489	1,887,467
Perrigo Co. (b)	17,594	1,817,636
Pfizer, Inc. (b)	1,421,245	32,205,412
Watson Pharmaceuticals, Inc. (a)	24,009	1,610,043

		138,735,827

Total Health Care		274,350,015

Industrials - 10.2%

Aerospace & Defense - 2.5%
The Boeing Co.	140,591	10,455,753
General Dynamics Corp.	67,271	4,936,346
Goodrich Corp.	23,717	2,975,060
Honeywell International, Inc.	146,179	8,924,228
L-3 Communications Holdings, Inc.	18,641	1,319,224
Lockheed Martin Corp.	50,259	4,516,274
Northrop Grumman Corp. (b)	47,653	2,910,645
Precision Castparts Corp.	27,367	4,731,754
Raytheon Co. (b)	64,074	3,381,826
Rockwell Collins, Inc.	27,975	1,610,241
Textron, Inc. (b)	52,786	1,469,034
United Technologies Corp.	171,593	14,231,923

		61,462,308

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	30,794	2,016,699
Expeditors International of Washington, Inc.	39,983	1,859,609
FedEx Corp.	59,289	5,452,216
United Parcel Service, Inc., Class B (b)	180,748	14,589,979

		23,918,503

Airlines - 0.0%
Southwest Airlines Co. (b)	145,326	1,197,486

Building Products - 0.0%
Masco Corp. (b)	66,981	895,536

Commercial Services & Supplies - 0.4%
Avery Dennison Corp. (b)	19,913	599,979
Cintas Corp. (b)	20,689	809,354
Iron Mountain, Inc.	32,273	929,462
Pitney Bowes, Inc. (b)	37,515	659,514
R.R. Donnelley & Sons Co. (b)	33,867	419,612
Republic Services, Inc.	59,310	1,812,514
Stericycle, Inc. (a)	15,993	1,337,654
Waste Management, Inc. (b)	86,979	3,040,786

		9,608,875

Construction & Engineering - 0.2%
Fluor Corp.	31,887	1,914,495
Jacobs Engineering Group, Inc. (a)	24,305	1,078,413
Quanta Services, Inc. (a)	40,040	836,836

		3,829,744

Electrical Equipment - 0.5%
Cooper Industries Plc, Class A	29,882	1,910,954
Emerson Electric Co.	138,462	7,224,947
Rockwell Automation, Inc.	26,844	2,139,467
Roper Industries, Inc.	18,269	1,811,554

		13,086,922

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Industrial Conglomerates - 2.5%
3M Co.	130,942	11,681,336
Danaher Corp. (b)	107,859	6,040,104
General Electric Co.	1,994,898	40,037,603
Tyco International Ltd.	86,904	4,882,266

		62,641,309

Machinery - 2.0%
Caterpillar, Inc.	122,080	13,003,962
Cummins, Inc.	36,184	4,343,527
Deere & Co.	75,756	6,128,660
Dover Corp.	34,699	2,183,955
Eaton Corp.	63,098	3,144,173
Flowserve Corp.	10,268	1,186,057
Illinois Tool Works, Inc.	91,205	5,209,630
Ingersoll-Rand Plc	56,174	2,322,795
Joy Global, Inc. (b)	19,965	1,467,428
PACCAR, Inc. (b)	67,280	3,150,722
Pall Corp. (b)	21,799	1,299,874
Parker Hannifin Corp.	28,449	2,405,363
Snap-on, Inc. (b)	10,967	668,658
Stanley Black & Decker, Inc.	31,964	2,459,950
Xylem, Inc.	34,683	962,453

		49,937,207

Professional Services - 0.1%
The Dun & Bradstreet Corp.	9,019	764,180
Equifax, Inc.	22,601	1,000,320
Robert Half International, Inc. (b)	26,658	807,738

		2,572,238

Road & Rail - 0.8%
CSX Corp.	198,379	4,269,116
Norfolk Southern Corp.	62,240	4,097,259
Ryder System, Inc.	9,584	506,035
Union Pacific Corp.	90,507	9,727,693

		18,600,103

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	55,666	3,011,531
W.W. Grainger, Inc. (b)	11,499	2,470,100

		5,481,631

Total Industrials		253,231,862

Information Technology - 19.9%

Communications Equipment - 2.2%
Cisco Systems, Inc.	1,015,413	21,475,985
F5 Networks, Inc. (a)	14,940	2,016,302
Harris Corp. (b)	21,480	968,318
JDS Uniphase Corp. (a)	43,105	624,592
Juniper Networks, Inc. (a)	99,230	2,270,382
Motorola Mobility Holdings, Inc. (a)	49,690	1,949,836
Motorola Solutions, Inc.	55,469	2,819,489
QUALCOMM, Inc.	318,884	21,690,490

		53,815,394

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Computers & Peripherals - 5.6%
Apple, Inc. (a)	175,782	105,376,035
Dell, Inc. (a)	287,885	4,778,891
EMC Corp. (a)	387,066	11,565,532
Hewlett-Packard Co.	372,594	8,878,915
Lexmark International, Inc., Class A (b)	13,338	443,355
NetApp, Inc. (a)	68,431	3,063,656
SanDisk Corp. (a)	45,696	2,266,065
Western Digital Corp. (a)	44,125	1,826,334

		138,198,783

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	30,737	1,837,150
Corning, Inc.	286,911	4,039,707
FLIR Systems, Inc.	29,047	735,180
Jabil Circuit, Inc. (b)	34,913	877,015
Molex, Inc. (b)	25,752	724,146
TE Connectivity Ltd.	80,344	2,952,642

		11,165,840

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	33,517	1,230,074
eBay, Inc. (a)	215,932	7,965,732
Google, Inc., Class A (a)	47,813	30,659,608
VeriSign, Inc.	30,167	1,156,603
Yahoo!, Inc. (a)	228,820	3,482,640

		44,494,657

IT Services - 3.8%
Accenture Plc, Class A	122,018	7,870,161
Automatic Data Processing, Inc.	92,486	5,104,302
Cognizant Technology Solutions Corp., Class A (a)	57,194	4,401,078
Computer Sciences Corp. (b)	29,133	872,242
Fidelity National Information Services, Inc.	44,162	1,462,646
Fiserv, Inc. (a)	26,079	1,809,622
International Business Machines Corp.	218,445	45,578,549
MasterCard, Inc., Class A	20,035	8,425,519
Paychex, Inc.	60,807	1,884,409
SAIC, Inc. (a)	51,745	683,034
Teradata Corp. (a)	31,558	2,150,678
Total System Services, Inc.	30,251	697,891
Visa, Inc., Class A	93,784	11,066,512
The Western Union Co. (b)	116,944	2,058,214

		94,064,857

Office Electronics - 0.1%
Xerox Corp. (b)	250,533	2,024,307

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	111,116	891,150
Altera Corp.	60,774	2,420,021
Analog Devices, Inc. (b)	56,147	2,268,339
Applied Materials, Inc.	243,482	3,028,916
Broadcom Corp., Class A (a)	92,471	3,634,110
First Solar, Inc. (a)(b)	10,949	274,272
Intel Corp. (b)	941,900	26,476,809
KLA-Tencor Corp.	31,452	1,711,618

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Linear Technology Corp.	43,221	1,456,548
LSI Corp. (a)	107,322	931,555
Microchip Technology, Inc. (b)	36,274	1,349,393
Micron Technology, Inc. (a)	186,330	1,509,273
Novellus Systems, Inc. (a)	13,412	669,393
NVIDIA Corp. (a)	115,174	1,772,528
Teradyne, Inc. (a)	34,890	589,292
Texas Instruments, Inc.	215,859	7,255,021
Xilinx, Inc.	49,364	1,798,330

		58,036,568

Software - 3.7%
Adobe Systems, Inc. (a)	93,093	3,194,021
Autodesk, Inc. (a)	42,585	1,802,197
BMC Software, Inc. (a)	30,946	1,242,791
CA, Inc.	68,533	1,888,769
Citrix Systems, Inc. (a)	34,986	2,760,745
Electronic Arts, Inc. (a)	62,696	1,033,230
Intuit, Inc.	55,597	3,343,048
Microsoft Corp.	1,407,911	45,405,130
Oracle Corp.	739,069	21,551,252
Red Hat, Inc. (a)	36,412	2,180,715
Salesforce.com, Inc. (a)	25,640	3,961,636
Symantec Corp. (a)	137,721	2,575,383

		90,938,917

Total Information Technology		492,739,323

Materials - 3.4%

Chemicals - 2.2%
Air Products & Chemicals, Inc.	39,705	3,644,919
Airgas, Inc.	12,997	1,156,343
CF Industries Holdings, Inc. (b)	12,344	2,254,632
The Dow Chemical Co. (b)	223,476	7,741,209
E.I. du Pont de Nemours & Co.	175,756	9,297,492
Eastman Chemical Co.	25,853	1,336,342
Ecolab, Inc. (b)	54,913	3,389,230
FMC Corp. (b)	13,147	1,391,741
International Flavors & Fragrances, Inc.	15,334	898,572
Monsanto Co.	100,941	8,051,054
The Mosaic Co.	56,140	3,103,981
PPG Industries, Inc.	28,687	2,748,215
Praxair, Inc.	56,259	6,449,532
The Sherwin-Williams Co.	16,306	1,771,973
Sigma-Aldrich Corp. (b)	22,773	1,663,795

		54,899,030

Construction Materials - 0.1%
Vulcan Materials Co. (b)	24,418	1,043,381

Containers & Packaging - 0.1%
Ball Corp.	29,418	1,261,444
Bemis Co., Inc. (b)	19,559	631,560
Owens-Illinois, Inc. (a)	30,834	719,666
Sealed Air Corp.	36,058	696,280

		3,308,950

Metals & Mining - 0.8%
Alcoa, Inc.	200,980	2,013,820
Allegheny Technologies, Inc.	20,214	832,210

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Cliffs Natural Resources, Inc. (b)	26,814	1,857,138
Freeport-McMoRan Copper & Gold, Inc.	178,701	6,797,786
Newmont Mining Corp.	93,333	4,785,183
Nucor Corp. (b)	59,740	2,565,833
Titanium Metals Corp. (b)	15,416	209,041
United States Steel Corp. (b)	27,023	793,665

		19,854,676

Paper & Forest Products - 0.2%
International Paper Co.	82,400	2,892,240
MeadWestvaco Corp.	32,360	1,022,252

		3,914,492

Total Materials		83,020,529

Telecommunication Services - 2.7%

Diversified Telecommunication Services - 2.5%
AT&T, Inc. (b)	1,117,754	34,907,457
CenturyLink, Inc.	116,813	4,514,822
Frontier Communications Corp. (b)	188,663	786,725
Verizon Communications, Inc.	534,583	20,437,108
Windstream Corp. (b)	110,756	1,296,953

		61,943,065

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	47,197	2,517,488
MetroPCS Communications, Inc. (a)	54,932	495,487
Sprint Nextel Corp. (a)	565,397	1,611,381

		4,624,356

Total Telecommunication Services		66,567,421

Utilities - 3.3%

Electric Utilities - 1.8%
American Electric Power Co., Inc.	91,137	3,516,066
Duke Energy Corp. (b)	251,839	5,291,137
Edison International (b)	61,422	2,611,049
Entergy Corp.	33,297	2,237,559
Exelon Corp.	160,461	6,291,676
FirstEnergy Corp.	78,843	3,594,452
NextEra Energy, Inc. (b)	78,467	4,792,764
Northeast Utilities (b)	33,512	1,243,966
Pepco Holdings, Inc. (b)	43,151	815,122
Pinnacle West Capital Corp.	20,496	981,758
PPL Corp.	109,199	3,085,964
Progress Energy, Inc.	55,655	2,955,837
Southern Co.	163,373	7,340,349

		44,757,699

Gas Utilities - 0.1%
AGL Resources, Inc.	22,191	870,331
ONEOK, Inc.	19,600	1,600,536

		2,470,867

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)(b)	121,399	1,586,685
NRG Energy, Inc. (a)	42,882	671,961

		2,258,646

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Multi-Utilities - 1.3%
Ameren Corp.	45,802	1,492,229
Centerpoint Energy, Inc.	80,402	1,585,528
CMS Energy Corp. (b)	48,669	1,070,718
Consolidated Edison, Inc.	55,215	3,225,660
Dominion Resources, Inc. (b)	107,484	5,504,256
DTE Energy Co.	31,945	1,757,933
Integrys Energy Group, Inc. (b)	14,661	776,886
NiSource, Inc. (b)	53,312	1,298,147
PG&E Corp.	77,690	3,372,523
Public Service Enterprise Group, Inc. (b)	95,401	2,920,225
SCANA Corp. (b)	21,769	992,884
Sempra Energy (b)	45,357	2,719,606
TECO Energy, Inc.	40,517	711,073
Wisconsin Energy Corp. (b)	43,445	1,528,395
Xcel Energy, Inc.	91,777	2,429,337

		31,385,400

Total Utilities		80,872,612

Total Long-Term Investments (Cost - $ 1,788,250,854) - 97.1%		2,399,869,172

Short-Term Securities
Money Market Funds - 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	257,702,518	257,702,518
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	78,052,833	78,052,833

		335,755,351

	Par (000)	Value
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.08%, 6/21/12 (f)(g)	$4,155	4,154,431

Total Short-Term Securities (Cost - $ 339,909,487) - 13.8%		339,909,782

Total Investments (Cost - $2,128,160,341*) - 110.9%		2,739,778,954

Liabilities in Excess of Other Assets - (10.9)%		(268,931,189)

Net Assets - 100.0%		$2,470,847,765

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,128,160,342

Gross unrealized appreciation	$808,354,131
Gross unrealized depreciation	(196,735,519)

Net unrealized appreciation	$611,618,612

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(c)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Realized (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	170,771,686	86,930,832	[1]	—	257,702,518	$257,702,518	—	$121,300
BlackRock Cash Funds: Prime, SL Agency Shares	53,764,558	24,288,275	[1]	—	78,052,833	$78,052,833	—	$38,939
BlackRock, Inc.	18,408	1,090		(575)	18,923	$3,877,323	$(10,782)	$28,032
PNC Financial Services Group, Inc.	96,666	5,820		(3,025)	99,461	$6,414,240	$(38,344)	$33,611

[1]	Represents net shares purchased.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2012 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Appreciation
1,001	S&P 500 Index	Chicago	June 2012	$70,232,663	$2,009,746

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative

Schedule of Investments (concluded)

S&P 500 Stock Master Portfolio

financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,399,869,172	—	—	$2,399,869,172
Short-Term Securities:
Money Market Funds	335,755,351	—	—	335,755,351
U.S. Treasury Obligations	—	$4,154,431	—	4,154,431

Total	$2,735,624,523	$4,154,431	—	$2,739,778,954

[1]	See above Schedule of Investments for values in each sector and industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$2,009,746	—	—	$2,009,746

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount which approximates fair value. Collateral on securities loaned at value of $272,706,526 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	May 25, 2012

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	May 25, 2012